Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.4%
Banks - 90.9%
Bank of America Corp.	9,599	$371,385
Citigroup, Inc.	5,062	368,260
JPMorgan Chase & Co.	2,375	361,546
Wells Fargo & Co.	9,168	358,194
U.S. Bancorp	5,400	298,674
Truist Financial Corp.	4,968	289,734
PNC Financial Services Group, Inc.	1,600	280,656
Bank of New York Mellon Corp.	4,528	214,129
State Street Corp.	2,123	178,353
First Republic Bank	1,058	176,421
Fifth Third Bancorp	4,463	167,139
SVB Financial Group*	325	160,439
Northern Trust Corp.	1,480	155,563
M&T Bank Corp.	954	144,636
Regions Financial Corp.	6,994	144,496
KeyCorp	7,146	142,777
Citizens Financial Group, Inc.	3,197	141,148
Huntington Bancshares, Inc.	8,262	129,879
Signature Bank	520	117,572
ICICI Bank Ltd. ADR*	6,914	110,831
HDFC Bank Ltd. ADR*	1,388	107,834
Comerica, Inc.	1,468	105,314
East West Bancorp, Inc.	1,406	103,763
Toronto-Dominion Bank	1,542	100,554
Western Alliance Bancorporation	1,058	99,918
Royal Bank of Canada	1,081	99,679
First Horizon Corp.	5,856	99,025
Bank of Nova Scotia	1,579	98,766
Zions Bancorp North America	1,772	97,389
Commerce Bancshares, Inc.	1,269	97,218
Bank of Montreal	1,086	96,784
HSBC Holdings plc ADR	3,305	96,308
Popular, Inc.	1,346	94,651
UBS Group AG	5,977	92,823
First Citizens BancShares, Inc. — Class A	110	91,935
Canadian Imperial Bank of Commerce	927	90,725
Deutsche Bank AG*	7,286	87,432
TCF Financial Corp.	1,855	86,183
Prosperity Bancshares, Inc.	1,128	84,476
Cullen/Frost Bankers, Inc.	772	83,963
Synovus Financial Corp.	1,831	83,768
Pinnacle Financial Partners, Inc.	939	83,252
First Financial Bankshares, Inc.	1,770	82,712
Credit Suisse Group AG ADR[1]	7,186	76,172
Glacier Bancorp, Inc.	1,293	73,804
CIT Group, Inc.	1,432	73,762
South State Corp.	937	73,564
Bank OZK	1,786	72,958
United Bankshares, Inc.	1,883	72,646
Webster Financial Corp.	1,273	70,155
Home BancShares, Inc.	2,547	68,896
PacWest Bancorp	1,772	67,602
UMB Financial Corp.	732	67,586
Wintrust Financial Corp.	867	65,719
Community Bank System, Inc.	854	65,519
BankUnited, Inc.	1,449	63,684
Umpqua Holdings Corp.	3,611	63,373
Hancock Whitney Corp.	1,468	61,671
Ameris Bancorp	1,170	61,437
First Hawaiian, Inc.	2,210	60,488
Bank of Hawaii Corp.	675	60,406
BancorpSouth Bank	1,825	59,276
Simmons First National Corp. — Class A	1,938	57,500
Associated Banc-Corp.	2,688	57,362
Old National Bancorp	2,965	57,343
Independent Bank Group, Inc.	779	56,275
United Community Banks, Inc.	1,636	55,820
Texas Capital Bancshares, Inc.*	785	55,672
Columbia Banking System, Inc.	1,279	55,112
Fulton Financial Corp.	3,175	54,070
Cadence BanCorp	2,472	51,245
Total Banks		8,255,421
Savings & Loans - 3.3%
People's United Financial, Inc.	5,076	90,861
New York Community Bancorp, Inc.	6,418	80,995
Sterling Bancorp	2,897	66,689
Investors Bancorp, Inc.	4,290	63,020
Total Savings & Loans		301,565
Diversified Financial Services - 2.8%
Capital One Financial Corp.	1,973	251,025
Insurance - 2.4%
Equitable Holdings, Inc.	3,826	124,804
Voya Financial, Inc.	1,455	92,596
Total Insurance		217,400
Total Common Stocks
(Cost $6,244,397)		9,025,411

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$30,375	30,375
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	13,810	13,810
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	12,603	12,603
Total Repurchase Agreements
(Cost $56,788)		56,788

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	50,423	50,423
Total Securities Lending Collateral
(Cost $50,423)		50,423
Total Investments - 100.6%
(Cost $6,351,608)		$9,132,622
Other Assets & Liabilities, net - (0.6)%		(50,986)
Total Net Assets - 100.0%		$9,081,636

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,025,411	$—	$—	$9,025,411
Repurchase Agreements	—	56,788	—	56,788
Securities Lending Collateral	50,423	—	—	50,423
Total Assets	$9,075,834	$56,788	$—	$9,132,622

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 98.4%
Chemicals - 42.4%
Sherwin-Williams Co.	323	$238,377
Air Products and Chemicals, Inc.	819	230,417
Ecolab, Inc.	1,059	226,700
Dow, Inc.	3,077	196,743
DuPont de Nemours, Inc.	2,364	182,690
PPG Industries, Inc.	1,137	170,846
International Flavors & Fragrances, Inc.	1,221	170,464
LyondellBasell Industries N.V. — Class A	1,593	165,752
Linde plc	548	153,517
Celanese Corp. — Class A	795	119,099
Albemarle Corp.	796	116,304
Eastman Chemical Co.	993	109,349
FMC Corp.	984	108,840
RPM International, Inc.	1,095	100,576
Mosaic Co.	3,047	96,316
Westlake Chemical Corp.	1,061	94,206
CF Industries Holdings, Inc.	1,903	86,358
Axalta Coating Systems Ltd.*	2,545	75,281
Huntsman Corp.	2,511	72,392
Olin Corp.	1,823	69,219
Nutrien Ltd.	1,275	68,710
Sociedad Quimica y Minera de Chile S.A. ADR	1,250	66,338
Ashland Global Holdings, Inc.	747	66,311
Chemours Co.	2,246	62,686
Valvoline, Inc.	2,373	61,864
Element Solutions, Inc.	3,184	58,235
W R Grace & Co.	952	56,987
HB Fuller Co.	840	52,844
Sensient Technologies Corp.	660	51,480
Ingevity Corp.*	679	51,285
Total Chemicals		3,380,186
Mining - 19.1%
Newmont Corp.	3,249	195,817
Freeport-McMoRan, Inc. *	5,808	191,258
Barrick Gold Corp.	6,954	137,689
Rio Tinto plc ADR	1,088	84,483
BHP Group Ltd. ADR[1]	1,157	80,284
Royal Gold, Inc.	709	76,303
Wheaton Precious Metals Corp.	1,989	76,000
Franco-Nevada Corp.	604	75,675
Agnico Eagle Mines Ltd.	1,279	73,939
AngloGold Ashanti Ltd. ADR	3,294	72,369
Alcoa Corp.*	2,211	71,835
Kirkland Lake Gold Ltd.	2,003	67,701
Teck Resources Ltd. — Class B	3,310	63,486
First Majestic Silver Corp.*,1	3,989	62,149
Pan American Silver Corp.	2,048	61,502
Arconic Corp.*	1,810	45,956
Livent Corp.*	2,620	45,378
Coeur Mining, Inc.*	4,475	40,409
Total Mining		1,522,233
Packaging & Containers - 12.7%
Ball Corp.	1,809	153,295
Westrock Co.	2,035	105,922
Amcor plc	8,965	104,711
Crown Holdings, Inc.	1,075	104,318
Packaging Corporation of America	761	102,339
AptarGroup, Inc.	610	86,419
Berry Global Group, Inc.*	1,366	83,872
Sealed Air Corp.	1,665	76,290
Sonoco Products Co.	1,137	71,972
Graphic Packaging Holding Co.	3,479	63,179
Silgan Holdings, Inc.	1,462	61,448
Total Packaging & Containers		1,013,765
Iron & Steel - 10.6%
Nucor Corp.	1,860	149,302
Vale S.A. ADR	8,563	148,825
Cleveland-Cliffs, Inc.*	4,950	99,545
Steel Dynamics, Inc.	1,912	97,053
Reliance Steel & Aluminum Co.	589	89,699
United States Steel Corp.	3,120	81,650
ArcelorMittal S.A.*	2,530	73,800
Commercial Metals Co.	1,855	57,208
Allegheny Technologies, Inc.*	2,198	46,290
Total Iron & Steel		843,372
Building Materials - 5.8%
Vulcan Materials Co.	805	135,844
Martin Marietta Materials, Inc.	388	130,298
Louisiana-Pacific Corp.	1,272	70,545
Eagle Materials, Inc.*	514	69,087
Summit Materials, Inc. — Class A*	1,868	52,341
Total Building Materials		458,115
Forest Products & Paper - 2.2%
International Paper Co.	2,448	132,363
Domtar Corp.	1,106	40,867
Total Forest Products & Paper		173,230
Biotechnology - 2.1%
Corteva, Inc.	3,607	168,158
Household Products & Housewares - 1.4%
Avery Dennison Corp.	612	112,394
Housewares - 1.4%
Scotts Miracle-Gro Co. — Class A	454	111,217
Distribution & Wholesale - 0.7%
Avient Corp.	1,211	57,244
Total Common Stocks
(Cost $3,437,452)		7,839,914

RIGHTS† - 0.0%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile S.A. Expires 04/19/21*	233	723
Total Rights
(Cost $423)		723

EXCHANGE-TRADED FUNDS† - 0.9%
VanEck Vectors Junior Gold Miners ETF	1,708	76,877
Total Exchange-Traded Funds
(Cost $77,541)		76,877

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$27,734	$27,734
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	12,609	12,609
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	11,508	11,508
Total Repurchase Agreements
(Cost $51,851)		51,851

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	86,527	86,527
Total Securities Lending Collateral
(Cost $86,527)		86,527
Total Investments - 101.1%
(Cost $3,653,794)		$8,055,892
Other Assets & Liabilities, net - (1.1)%		(89,009)
Total Net Assets - 100.0%		$7,966,883

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,839,914	$—	$—	$7,839,914
Rights	723	—	—	723
Exchange-Traded Funds	76,877	—	—	76,877
Repurchase Agreements	—	51,851	—	51,851
Securities Lending Collateral	86,527	—	—	86,527
Total Assets	$8,004,041	$51,851	$—	$8,055,892

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Biotechnology - 73.5%
Amgen, Inc.	4,765	$1,185,580
Gilead Sciences, Inc.	13,728	887,241
Vertex Pharmaceuticals, Inc.*	3,423	735,568
Illumina, Inc.*	1,851	710,895
Regeneron Pharmaceuticals, Inc.*	1,474	697,408
Moderna, Inc.*	5,216	683,035
Biogen, Inc.*	2,363	661,049
Corteva, Inc.	12,335	575,058
Alexion Pharmaceuticals, Inc.*	3,736	571,272
Seagen, Inc.*	3,467	481,428
Exact Sciences Corp.*	3,563	469,532
Incyte Corp.*	5,196	422,279
Bio-Rad Laboratories, Inc. — Class A*	713	407,244
Alnylam Pharmaceuticals, Inc.*	2,834	400,132
Guardant Health, Inc.*	2,611	398,569
CRISPR Therapeutics AG*	2,967	361,529
BioMarin Pharmaceutical, Inc.*	4,752	358,824
BioNTech SE ADR*,1	3,047	332,702
Novavax, Inc.*	1,807	327,627
BeiGene Ltd. ADR*	816	284,033
Mirati Therapeutics, Inc.*	1,654	283,330
Acceleron Pharma, Inc.*	2,087	283,018
Fate Therapeutics, Inc.*	3,238	266,973
United Therapeutics Corp.*	1,585	265,123
Ultragenyx Pharmaceutical, Inc.*	2,316	263,700
TG Therapeutics, Inc.*	5,416	261,051
Exelixis, Inc.*	11,452	258,701
Arrowhead Pharmaceuticals, Inc.*	3,834	254,233
Twist Bioscience Corp.*	1,940	240,288
Blueprint Medicines Corp.*	2,374	230,824
Halozyme Therapeutics, Inc.*	5,510	229,712
Ionis Pharmaceuticals, Inc.*	5,063	227,632
Emergent BioSolutions, Inc.*	2,409	223,820
Iovance Biotherapeutics, Inc.*	6,734	213,198
Sage Therapeutics, Inc.*	2,734	204,640
Biohaven Pharmaceutical Holding Company Ltd.*	2,925	199,924
Arena Pharmaceuticals, Inc.*	2,820	195,680
ACADIA Pharmaceuticals, Inc.*	7,541	194,558
ChemoCentryx, Inc.*	3,536	181,185
PTC Therapeutics, Inc.*	3,489	165,204
Editas Medicine, Inc.*	3,869	162,498
Amicus Therapeutics, Inc.*	15,811	156,213
Global Blood Therapeutics, Inc.*	3,729	151,957
Bluebird Bio, Inc.*	4,616	139,172
Inovio Pharmaceuticals, Inc.*,1	14,239	132,138
Total Biotechnology		16,335,777
Pharmaceuticals - 17.1%
AbbVie, Inc.	12,788	1,383,917
Horizon Therapeutics plc*	4,943	454,954
Viatris, Inc.*	28,197	393,912
PRA Health Sciences, Inc.*	2,049	314,173
Neurocrine Biosciences, Inc.*	3,171	308,380
Jazz Pharmaceuticals plc*	1,865	306,550
Intellia Therapeutics, Inc.*	3,238	259,866
Sarepta Therapeutics, Inc.*	3,031	225,900
Pacira BioSciences, Inc.*	2,463	172,632
Total Pharmaceuticals		3,820,284
Healthcare-Products - 5.4%
Bio-Techne Corp.	998	381,166
Novocure Ltd.*	2,316	306,129
Natera, Inc.*	2,900	294,466
Adaptive Biotechnologies Corp.*	5,665	228,073
Total Healthcare-Products		1,209,834
Healthcare-Services - 3.5%
Syneos Health, Inc.*	3,609	273,743
Invitae Corp.*,1	6,901	263,687
Medpace Holdings, Inc.*	1,460	239,513
Total Healthcare-Services		776,943
Total Common Stocks
(Cost $11,322,919)		22,142,838

RIGHTS††† - 0.0%
Biotechnology - 0.0%
Clinical Data, Inc.*	4,730	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$77,371	77,371
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	35,176	35,176
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	32,104	32,104
Total Repurchase Agreements
(Cost $144,651)		144,651

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	524,211	524,211
Total Securities Lending Collateral
(Cost $524,211)		524,211
Total Investments - 102.6%
(Cost $11,991,781)		$22,811,700
Other Assets & Liabilities, net - (2.6)%		(588,128)
Total Net Assets - 100.0%		$22,223,572

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$22,142,838	$—	$—		$22,142,838
Rights	—	—	—	*	—
Repurchase Agreements	—	144,651	—		144,651
Securities Lending Collateral	524,211	—	—		524,211
Total Assets	$22,667,049	$144,651	$—		$22,811,700

*	Security has a market value of $0.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
MUTUAL FUNDS† - 27.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	88,123	$877,709
Guggenheim Strategy Fund II1	20,395	509,467
Total Mutual Funds
(Cost $1,383,525)		1,387,176

	Face Amount
U.S. TREASURY BILLS†† - 7.7%
U.S. Treasury Bills
0.01% due 04/22/21[2,3]	$385,000	384,997
Total U.S. Treasury Bills
(Cost $384,997)		384,997

FEDERAL AGENCY DISCOUNT NOTES†† - 3.0%
Federal Farm Credit Bank
0.03% due 04/01/21[3]	150,000	150,000
Total Federal Agency Discount Notes
(Cost $150,000)		150,000

FEDERAL AGENCY NOTES†† - 2.0%
Federal Farm Credit Bank
1.75% due 04/01/21	100,000	100,000
Total Federal Agency Notes
(Cost $100,000)		100,000

REPURCHASE AGREEMENTS††,4 - 60.3%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	1,607,064	1,607,064
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	730,650	730,650
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	666,832	666,832
Total Repurchase Agreements
(Cost $3,004,546)		3,004,546
Total Investments - 100.9%
(Cost $5,023,068)		$5,026,719
Other Assets & Liabilities, net - (0.9)%		(43,369)
Total Net Assets - 100.0%		$4,983,350

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	43	Apr 2021	$5,030,463	$(160,809)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,387,176	$—	$—	$1,387,176
U.S. Treasury Bills	—	384,997	—	384,997
Federal Agency Discount Notes	—	150,000	—	150,000
Federal Agency Notes	—	100,000	—	100,000
Repurchase Agreements	—	3,004,546	—	3,004,546
Total Assets	$1,387,176	$3,639,543	$—	$5,026,719

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$160,809	$—	$—	$160,809

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$507,465	$1,596	$–	$–	$406	$509,467	20,395	$1,645
Guggenheim Ultra Short Duration Fund — Institutional Class	877,450	2,021	–	–	(1,762)	877,709	88,123	2,068
	$1,384,915	$3,617	$–	$–	$(1,356)	$1,387,176		$3,713

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.4%
Food - 36.0%
Mondelez International, Inc. — Class A	7,953	$465,489
Kraft Heinz Co.	9,027	361,080
Sysco Corp.	4,099	322,755
General Mills, Inc.	5,147	315,614
Hershey Co.	1,856	293,545
Kroger Co.	7,545	271,545
Tyson Foods, Inc. — Class A	3,507	260,570
Hormel Foods Corp.	5,387	257,391
McCormick & Company, Inc.	2,831	252,412
Kellogg Co.	3,816	241,553
Conagra Brands, Inc.	5,843	219,697
Campbell Soup Co.	3,985	200,326
J M Smucker Co.	1,514	191,566
Lamb Weston Holdings, Inc.	2,179	168,829
US Foods Holding Corp.*	3,945	150,383
Performance Food Group Co.*	2,525	145,465
Beyond Meat, Inc.*,1	1,105	143,783
Post Holdings, Inc.*	1,268	134,053
Ingredion, Inc.	1,381	124,180
Flowers Foods, Inc. *	4,823	114,787
Hain Celestial Group, Inc.*	2,433	106,079
Grocery Outlet Holding Corp.*	2,642	97,463
Sprouts Farmers Market, Inc.*	3,567	94,954
Sanderson Farms, Inc.	601	93,624
Total Food		5,027,143
Beverages - 26.5%
Coca-Cola Co.	14,868	783,692
PepsiCo, Inc.	5,197	735,116
Monster Beverage Corp.*	3,948	359,623
Keurig Dr Pepper, Inc.	10,379	356,726
Constellation Brands, Inc. — Class A	1,482	337,896
Brown-Forman Corp. — Class B	4,137	285,329
Boston Beer Company, Inc. — Class A*	173	208,687
Molson Coors Beverage Co. — Class B*	3,403	174,064
Coca-Cola European Partners plc	2,543	132,643
Anheuser-Busch InBev S.A. ADR	2,064	129,722
Diageo plc ADR	624	102,467
Fomento Economico Mexicano SAB de CV ADR	1,358	102,298
Total Beverages		3,708,263
Cosmetics & Personal Care - 13.6%
Procter & Gamble Co.	7,046	954,240
Estee Lauder Companies, Inc. — Class A	1,811	526,729
Colgate-Palmolive Co.	5,379	424,027
Total Cosmetics & Personal Care		1,904,996
Agriculture - 13.1%
Philip Morris International, Inc.	6,680	592,783
Altria Group, Inc.	9,765	499,578
Archer-Daniels-Midland Co.	5,015	285,855
Darling Ingredients, Inc.*	2,409	177,254
Bunge Ltd.	2,152	170,589
British American Tobacco plc ADR	2,745	106,341
Total Agriculture		1,832,400
Household Products & Housewares - 6.1%
Kimberly-Clark Corp.	2,574	357,915
Clorox Co.	1,331	256,723
Church & Dwight Company, Inc.	2,781	242,920
Total Household Products & Housewares		857,558
Retail - 2.0%
Casey's General Stores, Inc.	684	147,874
Freshpet, Inc.*	877	139,276
Total Retail		287,150
Pharmaceuticals - 0.8%
Herbalife Nutrition Ltd.*	2,598	115,247
Electrical Components & Equipment - 0.7%
Energizer Holdings, Inc.	1,932	91,693
Commercial Services - 0.6%
Medifast, Inc.	361	76,467
Total Common Stocks
(Cost $6,300,932)		13,900,917

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$43,854	43,854
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	19,938	19,938
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	18,197	18,197
Total Repurchase Agreements
(Cost $81,989)		81,989

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	104,416	104,416
Total Securities Lending Collateral
(Cost $104,416)		104,416
Total Investments - 100.7%
(Cost $6,487,337)		$14,087,322
Other Assets & Liabilities, net - (0.7)%		(97,470)
Total Net Assets - 100.0%		$13,989,852

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,900,917	$—	$—	$13,900,917
Repurchase Agreements	—	81,989	—	81,989
Securities Lending Collateral	104,416	—	—	104,416
Total Assets	$14,005,333	$81,989	$—	$14,087,322

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 35.4%
Consumer, Non-cyclical - 7.4%
UnitedHealth Group, Inc.	1,026	$381,744
Amgen, Inc.	1,026	255,279
Johnson & Johnson	1,026	168,623
Procter & Gamble Co.	1,026	138,951
Merck & Company, Inc.	1,026	79,094
Coca-Cola Co.	1,026	54,081
Total Consumer, Non-cyclical		1,077,772
Financial - 7.0%
Goldman Sachs Group, Inc.	1,026	335,502
Visa, Inc. — Class A	1,026	217,235
JPMorgan Chase & Co.	1,026	156,188
Travelers Companies, Inc.	1,026	154,310
American Express Co.	1,026	145,118
Total Financial		1,008,353
Industrial - 6.3%
Boeing Co.*	1,026	261,343
Caterpillar, Inc.	1,026	237,898
Honeywell International, Inc.	1,026	222,714
3M Co.	1,026	197,690
Total Industrial		919,645
Consumer, Cyclical - 6.0%
Home Depot, Inc.	1,026	313,186
McDonald's Corp.	1,026	229,968
Walmart, Inc.	1,026	139,362
NIKE, Inc. — Class B	1,026	136,345
Walgreens Boots Alliance, Inc.	1,026	56,327
Total Consumer, Cyclical		875,188
Technology - 5.4%
Microsoft Corp.	1,026	241,900
salesforce.com, Inc.*	1,026	217,378
International Business Machines Corp.	1,026	136,725
Apple, Inc.	1,026	125,326
Intel Corp.	1,026	65,664
Total Technology		786,993
Communications - 2.1%
Walt Disney Co.*	1,026	189,318
Verizon Communications, Inc.	1,026	59,662
Cisco Systems, Inc.	1,026	53,054
Total Communications		302,034
Energy - 0.7%
Chevron Corp.	1,026	107,515
Basic Materials - 0.5%
Dow, Inc.	1,026	65,602
Total Common Stocks
(Cost $4,317,900)		5,143,102

MUTUAL FUNDS† - 40.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	311,004	3,097,601
Guggenheim Strategy Fund II1	108,908	2,720,520
Total Mutual Funds
(Cost $5,742,558)		5,818,121

	Face Amount
U.S. TREASURY BILLS†† - 23.0%
U.S. Treasury Bills
0.09% due 04/01/21[2,3]	$1,700,000	1,700,000
0.01% due 04/22/21[3,4]	109,000	108,999
0.03% due 04/01/21[2,3]	24,000	24,000
U.S. Cash Management Bill
0.03% due 08/03/21[3]	1,500,000	1,499,852
Total U.S. Treasury Bills
(Cost $3,332,851)		3,332,851

REPURCHASE AGREEMENTS††,5 - 11.9%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	923,140	923,140
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	419,704	419,704
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	383,045	383,045
Total Repurchase Agreements
(Cost $1,725,889)		1,725,889
Total Investments - 110.4%
(Cost $15,119,198)		$16,019,963
Other Assets & Liabilities, net - (10.4)%		(1,514,480)
Total Net Assets - 100.0%		$14,505,483

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	23	Jun 2021	$3,784,075	$10,135

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average Index	0.59% (1 Week USD LIBOR + 0.50%)	At Maturity	04/07/21	469	$15,478,083	$667,212
BNP Paribas	Dow Jones Industrial Average Index	0.61% (1 Month USD LIBOR + 0.50%)	At Maturity	04/08/21	140	4,601,296	176,844
						$20,079,379	$844,056

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2021.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,143,102	$—	$—	$5,143,102
Mutual Funds	5,818,121	—	—	5,818,121
U.S. Treasury Bills	—	3,332,851	—	3,332,851
Repurchase Agreements	—	1,725,889	—	1,725,889
Equity Futures Contracts**	10,135	—	—	10,135
Equity Index Swap Agreements**	—	844,056	—	844,056
Total Assets	$10,971,358	$5,902,796	$—	$16,874,154

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,308,169	$8,986	$(600,000)	$2,025	$1,340	$2,720,520	108,908	$9,307
Guggenheim Ultra Short Duration Fund — Institutional Class	3,296,696	1,107,022	(1,300,000)	291	(6,408)	3,097,601	311,004	7,197
	$6,604,865	$1,116,008	$(1,900,000)	$2,316	$(5,068)	$5,818,121		$16,504

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Semiconductors - 90.8%
NVIDIA Corp.	1,835	$979,762
Intel Corp.	13,269	849,216
Broadcom, Inc.	1,559	722,846
Texas Instruments, Inc.	3,824	722,698
QUALCOMM, Inc.	4,917	651,945
Applied Materials, Inc.	4,709	629,122
Micron Technology, Inc.*	5,865	517,352
Advanced Micro Devices, Inc.*	6,545	513,782
Lam Research Corp.	856	509,525
Analog Devices, Inc.	2,611	404,914
KLA Corp.	1,214	401,106
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,293	389,496
Microchip Technology, Inc.	2,261	350,952
Marvell Technology Group Ltd.	6,400	313,472
NXP Semiconductor N.V.	1,494	300,802
Skyworks Solutions, Inc.	1,614	296,137
Xilinx, Inc.	2,356	291,908
ASML Holding N.V. — Class G	434	267,934
Maxim Integrated Products, Inc.	2,900	264,973
Teradyne, Inc.	2,024	246,280
Qorvo, Inc.*	1,333	243,539
ON Semiconductor Corp.*	5,391	224,319
Monolithic Power Systems, Inc.	612	216,164
Entegris, Inc.	1,917	214,321
Cree, Inc.*	1,737	187,822
STMicroelectronics N.V. — Class Y1	4,888	187,357
MKS Instruments, Inc.	942	174,666
Inphi Corp.*	961	171,452
Lattice Semiconductor Corp.*	2,927	131,774
Silicon Laboratories, Inc.*	926	130,631
Brooks Automation, Inc.	1,565	127,782
Cirrus Logic, Inc.*	1,433	121,504
CMC Materials, Inc.	684	120,924
Power Integrations, Inc.	1,437	117,087
Synaptics, Inc.*	837	113,347
Semtech Corp.*	1,614	111,366
Ambarella, Inc.*	961	96,475
Total Semiconductors		12,314,752
Energy-Alternate Sources - 7.4%
Enphase Energy, Inc.*	1,549	251,186
SolarEdge Technologies, Inc.*	865	248,636
Canadian Solar, Inc.*	4,157	206,312
First Solar, Inc.*	1,941	169,449
SunPower Corp. — Class A*,1	3,919	131,090
Total Energy-Alternate Sources		1,006,673
Electrical Components & Equipment - 1.3%
Universal Display Corp.	757	179,235
Total Common Stocks
(Cost $4,276,878)		13,500,660

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$55,053	55,053
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	25,030	25,030
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	22,844	22,844
Total Repurchase Agreements
(Cost $102,927)		102,927

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	231,946	231,946
Total Securities Lending Collateral
(Cost $231,946)		231,946
Total Investments - 102.0%
(Cost $4,611,751)		$13,835,533
Other Assets & Liabilities, net - (2.0)%		(265,526)
Total Net Assets - 100.0%		$13,570,007

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2021.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,500,660	$—	$—	$13,500,660
Repurchase Agreements	—	102,927	—	102,927
Securities Lending Collateral	231,946	—	—	231,946
Total Assets	$13,732,606	$102,927	$—	$13,835,533

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.3%
Oil & Gas - 71.0%
Exxon Mobil Corp.	21,646	$1,208,496
Chevron Corp.	10,787	1,130,370
ConocoPhillips	12,629	668,958
EOG Resources, Inc.	7,294	529,034
Phillips 66	5,808	473,584
Marathon Petroleum Corp.	8,797	470,552
Pioneer Natural Resources Co.	2,896	459,943
Valero Energy Corp.	5,903	422,655
Occidental Petroleum Corp.	14,828	394,721
Hess Corp.	5,359	379,203
Petroleo Brasileiro S.A. ADR	37,658	319,340
Devon Energy Corp.	13,755	300,547
Diamondback Energy, Inc.	3,888	285,729
BP plc ADR	10,451	254,482
Continental Resources, Inc.*	9,506	245,920
Cabot Oil & Gas Corp. — Class A	11,846	222,468
Cosan S.A. ADR	13,301	214,811
APA Corp.	11,113	198,923
Ovintiv, Inc.	8,220	195,800
Cimarex Energy Co.	3,285	195,096
Royal Dutch Shell plc — Class A ADR	4,902	192,207
HollyFrontier Corp.	5,324	190,493
Equities Corp.*	9,981	185,447
PDC Energy, Inc.*	4,331	148,986
CNX Resources Corp.*	9,890	145,383
Suncor Energy, Inc.	6,775	141,597
Matador Resources Co.	5,710	133,900
Helmerich & Payne, Inc.	4,731	127,548
Murphy Oil Corp.	7,486	122,845
Canadian Natural Resources Ltd.	3,766	116,256
SM Energy Co.	6,706	109,777
Equinor ASA ADR[1]	5,225	101,679
Delek US Holdings, Inc.	4,600	100,188
Total Oil & Gas		10,386,938
Pipelines - 15.2%
Kinder Morgan, Inc.	30,056	500,432
Williams Companies, Inc.	18,320	434,001
ONEOK, Inc.	7,619	385,979
Cheniere Energy, Inc.*	4,719	339,815
Targa Resources Corp.	6,665	211,614
Enbridge, Inc.	4,580	166,712
TC Energy Corp.	2,976	136,152
Pembina Pipeline Corp.	1,780	51,335
Total Pipelines		2,226,040
Oil & Gas Services - 10.5%
Schlumberger N.V.	17,958	488,278
Baker Hughes Co.	16,868	364,517
Halliburton Co.	15,874	340,656
NOV, Inc.*	12,687	174,066
ChampionX Corp.*	7,487	162,693
Total Oil & Gas Services		1,530,210
Energy-Alternate Sources - 0.9%
Renewable Energy Group, Inc.*	2,046	135,118
Retail - 0.8%
World Fuel Services Corp.	3,324	117,005
Mining - 0.5%
Cameco Corp.	4,080	67,769
Metal Fabricate & Hardware - 0.4%
Tenaris S.A. ADR	2,663	60,423
Total Common Stocks
(Cost $9,678,891)		14,523,503

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$50,722	50,722
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	23,060	23,060
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	21,046	21,046
Total Repurchase Agreements
(Cost $94,828)		94,828

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	59,460	59,460
Total Securities Lending Collateral
(Cost $59,460)		59,460
Total Investments - 100.3%
(Cost $9,833,179)		$14,677,791
Other Assets & Liabilities, net - (0.3)%		(39,011)
Total Net Assets - 100.0%		$14,638,780

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,523,503	$—	$—	$14,523,503
Repurchase Agreements	—	94,828	—	94,828
Securities Lending Collateral	59,460	—	—	59,460
Total Assets	$14,582,963	$94,828	$—	$14,677,791

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.8%
Oil & Gas Services - 79.2%
Schlumberger N.V.	42,411	$1,153,155
Baker Hughes Co.	39,834	860,813
Halliburton Co.	37,480	804,321
NOV, Inc.*	29,972	411,216
ChampionX Corp.*	17,676	384,099
TechnipFMC plc*	38,939	300,609
Liberty Oilfield Services, Inc. — Class A*	26,456	298,688
Archrock, Inc.	26,893	255,215
Dril-Quip, Inc.*	6,789	225,598
ProPetro Holding Corp.*	20,676	220,406
Oceaneering International, Inc.*	19,256	219,904
US Silica Holdings, Inc.*	16,349	200,929
DMC Global, Inc.*	3,578	194,142
Bristow Group, Inc.*	7,305	189,053
Core Laboratories N.V.	6,367	183,306
Solaris Oilfield Infrastructure, Inc. — Class A	12,039	147,719
Oil States International, Inc.*	20,833	125,623
Matrix Service Co.*	9,544	125,122
Total Oil & Gas Services		6,299,918
Oil & Gas - 8.9%
Helmerich & Payne, Inc.	11,173	301,224
Patterson-UTI Energy, Inc.	33,440	238,427
Nabors Industries Ltd.*,1	1,761	164,566
Total Oil & Gas		704,217
Transportation - 4.4%
SEACOR Holdings, Inc.*	4,861	198,086
Tidewater, Inc.*	12,224	153,167
Total Transportation		351,253
Machinery-Diversified - 4.2%
Cactus, Inc. — Class A	10,752	329,226
Metal Fabricate & Hardware - 3.1%
Tenaris S.A. ADR	10,883	246,935
Total Common Stocks
(Cost $5,820,114)		7,931,549

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$14,776	14,776
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	6,718	6,718
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	6,131	6,131
Total Repurchase Agreements
(Cost $27,625)		27,625

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	124,740	124,740
Total Securities Lending Collateral
(Cost $124,740)		124,740
Total Investments - 101.7%
(Cost $5,972,479)		$8,083,914
Other Assets & Liabilities, net - (1.7)%		(134,420)
Total Net Assets - 100.0%		$7,949,494

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,931,549	$—	$—	$7,931,549
Repurchase Agreements	—	27,625	—	27,625
Securities Lending Collateral	124,740	—	—	124,740
Total Assets	$8,056,289	$27,625	$—	$8,083,914

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 9.3%
Consumer, Non-cyclical - 3.7%
Nestle S.A. ADR	153	$17,061
Roche Holding AG ADR	300	12,168
Novartis AG ADR	131	11,198
Unilever plc ADR	140	7,816
AstraZeneca plc ADR[1]	140	6,961
Novo Nordisk A/S ADR	91	6,135
Sanofi ADR	122	6,034
Diageo plc ADR	32	5,255
L'Oreal S.A. ADR	65	4,982
GlaxoSmithKline plc ADR	132	4,711
British American Tobacco plc ADR	114	4,416
Reckitt Benckiser Group plc ADR	193	3,510
Bayer AG ADR	209	3,319
Adyen N.V. ADR*	74	3,310
Anheuser-Busch InBev S.A. ADR	45	2,828
RELX plc ADR	105	2,642
Total Consumer, Non-cyclical		102,346
Financial - 1.1%
HSBC Holdings plc ADR	221	6,440
Allianz SE ADR	221	5,653
BNP Paribas S.A. ADR*,1	123	3,764
Zurich Insurance Group AG ADR	80	3,434
AXA S.A. ADR	111	3,004
Prudential plc ADR[1]	70	2,988
UBS Group AG	189	2,935
Intesa Sanpaolo SpA ADR*	163	2,659
Total Financial		30,877
Basic Materials - 0.9%
Linde plc	28	7,844
Rio Tinto plc ADR	57	4,426
Air Liquide S.A. ADR	126	4,117
BASF SE ADR	196	4,059
BHP Group plc ADR	56	3,240
Total Basic Materials		23,686
Industrial - 0.9%
Siemens AG ADR[1]	80	6,584
Schneider Electric SE ADR	151	4,593
Airbus SE ADR*	124	3,521
Vinci S.A. ADR	126	3,248
ABB Ltd. ADR	96	2,925
Safran S.A. ADR*	81	2,757
Total Industrial		23,628
Technology - 0.8%
ASML Holding N.V. — Class G	22	13,582
SAP SE ADR[1]	58	7,122
Total Technology		20,704
Consumer, Cyclical - 0.7%
LVMH Moet Hennessy Louis Vuitton SE ADR	70	9,369
Daimler AG ADR	179	3,979
Adidas AG ADR*,1	20	3,140
Kering S.A. ADR	39	2,692
Total Consumer, Cyclical		19,180
Energy - 0.5%
Total SE ADR	140	6,516
BP plc ADR	181	4,407
Royal Dutch Shell plc — Class A ADR	109	4,274
Total Energy		15,197
Utilities - 0.4%
Enel SpA ADR	416	4,119
Iberdrola S.A. ADR[1]	78	4,033
National Grid plc ADR	38	2,251
Total Utilities		10,403
Communications - 0.3%
Deutsche Telekom AG ADR	173	3,502
Prosus N.V. ADR	119	2,645
Vodafone Group plc ADR	142	2,617
Total Communications		8,764
Total Common Stocks
(Cost $186,845)		254,785

MUTUAL FUNDS† - 46.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	64,581	643,230
Guggenheim Strategy Fund II2	25,651	640,771
Total Mutual Funds
(Cost $1,280,361)		1,284,001

	Face Amount
U.S. TREASURY BILLS†† - 9.3%
U.S. Treasury Bills
0.01% due 04/22/21[3,4]	$255,000	254,998
Total U.S. Treasury Bills
(Cost $254,997)		254,998

REPURCHASE AGREEMENTS††,5 - 32.8%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	481,104	481,104
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	218,733	218,733
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	199,628	199,628
Total Repurchase Agreements
(Cost $899,465)		899,465

	Shares
SECURITIES LENDING COLLATERAL†,6 - 1.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[7]	26,402	26,402
Total Securities Lending Collateral
(Cost $26,402)		26,402
Total Investments - 99.1%
(Cost $2,648,070)		$2,719,651
Other Assets & Liabilities, net - 0.9%		25,556
Total Net Assets - 100.0%		$2,745,207

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
STOXX Europe 50 Index Futures Contracts	82	Jun 2021	$3,161,058	$53,860
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	22	Jun 2021	3,229,325	(49,828)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of March 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$254,785	$—	$—	$254,785
Mutual Funds	1,284,001	—	—	1,284,001
U.S. Treasury Bills	—	254,998	—	254,998
Repurchase Agreements	—	899,465	—	899,465
Securities Lending Collateral	26,402	—	—	26,402
Equity Futures Contracts**	53,860	—	—	53,860
Total Assets	$1,619,048	$1,154,463	$—	$2,773,511

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$49,828	$—	$—	$49,828

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$429,079	$561,440	$(350,000)	$119	$133	$640,771	25,651	$1,483
Guggenheim Ultra Short Duration Fund — Institutional Class	543,073	451,148	(350,000)	150	(1,141)	643,230	64,581	1,176
	$972,152	$1,012,588	$(700,000)	$269	$(1,008)	$1,284,001		$2,659

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
REITS - 29.0%
American Tower Corp. — Class A	845	$202,006
Prologis, Inc.	1,629	172,674
Crown Castle International Corp.	966	166,278
Equinix, Inc.	216	146,791
Digital Realty Trust, Inc.	892	125,629
Public Storage	509	125,601
Simon Property Group, Inc.	1,005	114,339
SBA Communications Corp.	385	106,857
Welltower, Inc.	1,457	104,365
Weyerhaeuser Co.	2,818	100,321
Equity Residential	1,346	96,414
AvalonBay Communities, Inc.	522	96,314
Realty Income Corp.	1,454	92,329
Alexandria Real Estate Equities, Inc.	547	89,872
Ventas, Inc.	1,586	84,597
Invitation Homes, Inc.	2,584	82,662
VICI Properties, Inc.	2,880	81,331
Extra Space Storage, Inc.	600	79,530
Healthpeak Properties, Inc.	2,478	78,652
Sun Communities, Inc.	522	78,321
Essex Property Trust, Inc.	287	78,018
Duke Realty Corp.	1,818	76,229
Boston Properties, Inc.	733	74,224
WP Carey, Inc.	957	67,717
UDR, Inc.	1,538	67,457
Medical Properties Trust, Inc.	3,152	67,074
Equity LifeStyle Properties, Inc.	1,010	64,276
Host Hotels & Resorts, Inc.*	3,792	63,895
American Homes 4 Rent — Class A	1,897	63,246
Camden Property Trust	564	61,989
Americold Realty Trust	1,568	60,321
Gaming and Leisure Properties, Inc.	1,398	59,317
Regency Centers Corp.	1,043	59,148
Lamar Advertising Co. — Class A	618	58,043
AGNC Investment Corp.	3,438	57,621
STORE Capital Corp.	1,712	57,352
VEREIT, Inc.	1,450	55,999
Omega Healthcare Investors, Inc.	1,519	55,641
CyrusOne, Inc.	816	55,259
Vornado Realty Trust	1,197	54,332
National Retail Properties, Inc.	1,201	52,928
CubeSmart	1,395	52,773
Federal Realty Investment Trust	520	52,754
Kilroy Realty Corp.	790	51,848
Rexford Industrial Realty, Inc.	978	49,291
Life Storage, Inc.	555	47,702
CoreSite Realty Corp.	390	46,741
American Campus Communities, Inc.	1,080	46,624
Brixmor Property Group, Inc.	2,288	46,286
First Industrial Realty Trust, Inc.	1,010	46,248
Healthcare Trust of America, Inc. — Class A	1,665	45,921
EastGroup Properties, Inc.	310	44,417
Douglas Emmett, Inc.	1,373	43,112
SL Green Realty Corp.	584	40,874
Agree Realty Corp.	580	39,040
Healthcare Realty Trust, Inc.	1,280	38,810
QTS Realty Trust, Inc. — Class A	620	38,465
Hudson Pacific Properties, Inc.	1,406	38,145
Total REITS		4,304,020
Banks - 24.4%
JPMorgan Chase & Co.	2,660	404,932
Bank of America Corp.	9,009	348,558
Wells Fargo & Co.	6,086	237,780
Citigroup, Inc.	3,216	233,964
Morgan Stanley	2,862	222,263
Goldman Sachs Group, Inc.	611	199,797
U.S. Bancorp	3,127	172,954
Truist Financial Corp.	2,882	168,078
PNC Financial Services Group, Inc.	918	161,027
Bank of New York Mellon Corp.	2,625	124,136
State Street Corp.	1,233	103,584
First Republic Bank	613	102,218
Fifth Third Bancorp	2,587	96,883
SVB Financial Group*	182	89,846
Northern Trust Corp.	846	88,923
Regions Financial Corp.	4,051	83,694
M&T Bank Corp.	548	83,082
KeyCorp	4,143	82,777
Citizens Financial Group, Inc.	1,849	81,633
ICICI Bank Ltd. ADR*	4,750	76,143
Huntington Bancshares, Inc.	4,781	75,157
HDFC Bank Ltd. ADR*	936	72,718
Signature Bank	298	67,378
Toronto-Dominion Bank	1,012	65,993
HSBC Holdings plc ADR	2,161	62,972
First Horizon Corp.	3,399	57,477
Zions Bancorp North America	1,027	56,444
Total Banks		3,620,411
Insurance - 22.9%
Berkshire Hathaway, Inc. — Class B*	1,833	468,277
Marsh & McLennan Companies, Inc.	1,252	152,494
Willis Towers Watson plc	639	146,254
Progressive Corp.	1,525	145,805
MetLife, Inc.	2,289	139,148
Aon plc — Class A	601	138,296
Chubb Ltd.	856	135,222
American International Group, Inc.	2,572	118,852
Travelers Companies, Inc.	765	115,056
Prudential Financial, Inc.	1,243	113,237
Aflac, Inc.	2,201	112,647
Allstate Corp.	967	111,108
Arthur J Gallagher & Co.	747	93,203
Hartford Financial Services Group, Inc.	1,373	91,703
Arch Capital Group Ltd.*	2,090	80,193
Principal Financial Group, Inc.	1,268	76,029
Cincinnati Financial Corp.	733	75,565
Everest Re Group Ltd.	298	73,848
Equitable Holdings, Inc.	2,210	72,090
Athene Holding Ltd. — Class A*	1,399	70,510

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Insurance - 22.9% (continued)
Loews Corp.	1,343	$68,869
Brown & Brown, Inc.	1,503	68,702
Markel Corp.*	60	68,377
RenaissanceRe Holdings Ltd.	420	67,305
Fidelity National Financial, Inc.	1,617	65,747
Lincoln National Corp.	1,033	64,325
Globe Life, Inc.	650	62,810
American Financial Group, Inc.	519	59,218
Reinsurance Group of America, Inc. — Class A	440	55,462
Assurant, Inc.	381	54,014
Voya Financial, Inc.	832	52,949
First American Financial Corp.	860	48,719
Unum Group	1,625	45,224
Lemonade, Inc.*,1	480	44,703
MGIC Investment Corp.	3,075	42,589
Total Insurance		3,398,550
Diversified Financial Services - 15.5%
Charles Schwab Corp.	3,236	210,923
BlackRock, Inc. — Class A	270	203,569
American Express Co.	1,422	201,128
CME Group, Inc. — Class A	795	162,363
Intercontinental Exchange, Inc.	1,357	151,550
Capital One Financial Corp.	1,147	145,933
Rocket Companies, Inc. — Class A1	5,610	129,535
T. Rowe Price Group, Inc.	692	118,747
Discover Financial Services	1,071	101,734
Nasdaq, Inc.	640	94,374
Synchrony Financial	2,274	92,461
Ameriprise Financial, Inc.	385	89,493
Apollo Global Management, Inc.	1,838	86,404
Tradeweb Markets, Inc. — Class A	1,070	79,180
Ally Financial, Inc.	1,735	78,439
Franklin Resources, Inc.	2,498	73,941
Invesco Ltd.	2,579	65,042
LPL Financial Holdings, Inc.	445	63,261
Cboe Global Markets, Inc.	611	60,300
SLM Corp.	2,803	50,370
Credit Acceptance Corp.*,1	129	46,470
Total Diversified Financial Services		2,305,217
Commercial Services - 2.8%
S&P Global, Inc.	505	178,199
Moody's Corp.	491	146,618
MarketAxess Holdings, Inc.	163	81,161
Total Commercial Services		405,978
Private Equity - 2.5%
Blackstone Group, Inc. — Class A	2,451	182,673
KKR & Company, Inc. — Class A	2,574	125,740
Brookfield Asset Management, Inc. — Class A	1,573	69,998
Total Private Equity		378,411
Biotechnology - 0.9%
Illumina, Inc.*	360	138,261
Software - 0.8%
MSCI, Inc. — Class A	266	111,529
Media - 0.4%
FactSet Research Systems, Inc.	202	62,335
Savings & Loans - 0.3%
People's United Financial, Inc.	2,940	52,626
Total Common Stocks
(Cost $9,657,483)		14,777,338

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$49,305	49,305
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	22,417	22,417
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	20,459	20,459
Total Repurchase Agreements
(Cost $92,181)		92,181

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	164,633	164,633
Total Securities Lending Collateral
(Cost $164,633)		164,633
Total Investments - 101.2%
(Cost $9,914,297)		$15,034,152
Other Assets & Liabilities, net - (1.2)%		(173,501)
Total Net Assets - 100.0%		$14,860,651

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2021.

ADR — American Depositary Receipt

CME — Chicago Mercantile Exchange

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,777,338	$—	$—	$14,777,338
Repurchase Agreements	—	92,181	—	92,181
Securities Lending Collateral	164,633	—	—	164,633
Total Assets	$14,941,971	$92,181	$—	$15,034,152

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
MUTUAL FUNDS† - 51.4%
Guggenheim Variable Insurance Strategy Fund III[1]	172,565	$4,324,471
Guggenheim Strategy Fund III[1]	95,962	2,412,494
Guggenheim Strategy Fund II1	4,503	112,485
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	7,225	71,958
Total Mutual Funds
(Cost $6,858,180)		6,921,408

	Face Amount
U.S. TREASURY BILLS†† - 6.0%
U.S. Treasury Bills
0.01% due 04/22/21[2,3]	$807,000	806,994
Total U.S. Treasury Bills
(Cost $806,993)		806,994

REPURCHASE AGREEMENTS††,4 - 41.6%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	2,995,383	2,995,383
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	1,361,847	1,361,847
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	1,242,897	1,242,897
Total Repurchase Agreements
(Cost $5,600,127)		5,600,127
Total Investments - 99.0%
(Cost $13,265,300)		$13,328,529
Other Assets & Liabilities, net - 1.0%		129,175
Total Net Assets - 100.0%		$13,457,704

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Soybean Futures Contracts	16	Nov 2021	$1,005,000	$50,720
Soybean Meal Futures Contracts	18	Dec 2021	715,500	27,833
Corn Futures Contracts	34	Sep 2021	843,200	16,131
Copper Futures Contracts	3	May 2021	298,838	15,778
Lean Hogs Futures Contracts	6	Jun 2021	252,600	14,332
Soybean Oil Futures Contracts	6	May 2021	190,584	11,477
LME Primary Aluminum Futures Contracts	3	May 2021	165,019	1,885
LME Zinc Futures Contracts	1	May 2021	70,306	1,310
LME Lead Futures Contracts	1	May 2021	49,144	585
Cotton #2 Futures Contracts	2	May 2021	80,750	(3,240)
Brent Crude Futures Contracts	2	Apr 2021	125,820	(8,838)
Silver Futures Contracts	1	May 2021	122,350	(13,591)
WTI Crude Futures Contracts	3	Apr 2021	177,960	(15,168)
Sugar #11 Futures Contracts	10	Apr 2021	165,088	(15,196)
Gasoline RBOB Futures Contracts	4	Apr 2021	329,532	(17,410)
			$4,591,691	$66,608

Currency Futures Contracts Purchased†
Canadian Dollar Futures Contracts	28	Jun 2021	$2,228,100	$7,835
Mexican Peso Futures Contracts	9	Jun 2021	218,520	5,897
Australian Dollar Futures Contracts	1	Jun 2021	75,980	(1,008)
Euro FX Futures Contracts	2	Jun 2021	293,575	(4,549)
New Zealand Dollar Futures Contracts	5	Jun 2021	349,150	(5,433)
British Pound Futures Contracts	17	Jun 2021	1,464,869	(7,518)
			$4,630,194	$(4,776)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 2 Year Note Futures Contracts	2	Jun 2021	$441,484	$(84)
Australian Government 3 Year Bond Futures Contracts	16	Jun 2021	1,422,533	(253)
Euro - Bobl Futures Contracts	7	Jun 2021	1,108,361	(670)
U.S. Treasury 10 Year Note Futures Contracts	4	Jun 2021	524,188	(2,882)
Canadian Government 10 Year Bond Futures Contracts	7	Jun 2021	774,367	(4,264)
Australian Government 10 Year Bond Futures Contracts	11	Jun 2021	1,152,313	(5,481)
			$5,423,246	$(13,634)

Equity Futures Contracts Purchased†
FTSE Taiwan Index Futures Contracts	7	Apr 2021	$407,960	$11,386
Tokyo Stock Price Index Futures Contracts	1	Jun 2021	177,463	8,043
S&P/TSX 60 IX Index Futures Contracts	1	Jun 2021	176,995	1,169
OMX Stockholm 30 Index Futures Contracts	2	Apr 2021	50,025	963
NASDAQ-100 Index Mini Futures Contracts	1	Jun 2021	261,695	910
Euro STOXX 50 Index Futures Contracts	5	Jun 2021	226,841	200
Amsterdam Index Futures Contracts	2	Apr 2021	328,869	183
MSCI EAFE Index Futures Contracts	1	Jun 2021	109,600	135
S&P 500 Index Mini Futures Contracts	1	Jun 2021	198,425	36
Russell 2000 Index Mini Futures Contracts	1	Jun 2021	111,165	9
Dow Jones Industrial Average Index Mini Futures Contracts	1	Jun 2021	164,525	(269)
CAC 40 10 Euro Index Futures Contracts	5	Apr 2021	355,447	(511)
FTSE/JSE TOP 40 Index Futures Contracts††	3	Jun 2021	124,103	(4,804)
CBOE Volatility Index Futures Contracts	15	Apr 2021	311,850	(36,499)
			$3,004,963	$(19,049)

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	16	Jun 2021	$378,880	$61,633
CBOE Volatility Index Futures Contracts	2	Jul 2021	48,660	7,847
CBOE Volatility Index Futures Contracts	8	May 2021	182,000	6,892
			$609,540	$76,372

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	20	Jun 2021	$2,650,250	$47,979
Japanese Yen Futures Contracts	12	Jun 2021	1,355,550	21,408
			$4,005,800	$69,387

Interest Rate Futures Contracts Sold Short†
U.S. Treasury Long Bond Futures Contracts	6	Jun 2021	$929,625	$11,833
Long Gilt Futures Contracts††	11	Jun 2021	1,930,205	10,778
U.S. Treasury 5 Year Note Futures Contracts	6	Jun 2021	740,766	1,896
Euro - Bund Futures Contracts	9	Jun 2021	1,806,438	1,700
Euro - OATS Futures Contracts††	7	Jun 2021	1,327,932	1,669
Euro - BTP Italian Government Bond Futures Contracts††	5	Jun 2021	874,824	586
Euro - Schatz Futures Contracts	44	Jun 2021	5,783,513	11
Ultra Long-Term U.S. Treasury Bond Futures Contracts	2	Jun 2021	364,062	(1,559)
			$13,757,365	$26,914

Commodity Futures Contracts Sold Short†
Low Sulphur Gas Oil Futures Contracts	4	May 2021	$199,200	$12,468
Coffee 'C' Futures Contracts	3	May 2021	139,444	4,753
Gold 100 oz. Futures Contracts	1	Jun 2021	170,880	1,567
Natural Gas Futures Contracts	1	Apr 2021	26,030	1,247
Soybean Futures Contracts	2	May 2021	143,675	(6)
Cocoa Futures Contracts	1	May 2021	23,510	(33)
Hard Red Winter Wheat Futures Contracts	2	May 2021	57,675	(119)
Wheat Futures Contracts	6	May 2021	185,625	(340)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Commodity Futures Contracts Sold Short† (continued)
Corn Futures Contracts	2	May 2021	$56,425	$(1,006)
Corn Futures Contracts	17	Jul 2021	465,375	(3,801)
Cattle Feeder Futures Contracts	3	May 2021	224,625	(4,147)
Soybean Futures Contracts	5	Jul 2021	356,938	(13,828)
Soybean Meal Futures Contracts	10	Jul 2021	424,700	(20,970)
			$2,474,102	$(24,215)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$6,921,408	$—	$—	$6,921,408
U.S. Treasury Bills	—	806,994	—	806,994
Repurchase Agreements	—	5,600,127	—	5,600,127
Commodity Futures Contracts**	160,086	—	—	160,086
Equity Futures Contracts**	99,406	—	—	99,406
Currency Futures Contracts**	83,119	—	—	83,119
Interest Rate Futures Contracts**	15,440	13,033	—	28,473
Total Assets	$7,279,459	$6,420,154	$—	$13,699,613

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$117,693	$—	$—	$117,693
Equity Futures Contracts**	37,279	4,804	—	42,083
Currency Futures Contracts**	18,508	—	—	18,508
Interest Rate Futures Contracts**	15,193	—	—	15,193
Total Liabilities	$188,673	$4,804	$—	$193,477

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$112,043	$352	$–	$–	$90	$112,485	4,503	$363
Guggenheim Strategy Fund III	2,399,952	8,725	–	–	3,817	2,412,494	95,962	9,000
Guggenheim Ultra Short Duration Fund — Institutional Class	71,938	166	–	–	(146)	71,958	7,225	169
Guggenheim Variable Insurance Strategy Fund III	4,305,677	15,370	–	–	3,424	4,324,471	172,565	15,833
	$6,889,610	$24,613	$–	$–	$7,185	$6,921,408		$25,365

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
MUTUAL FUNDS† - 31.3%
Guggenheim Strategy Fund II1	108,980	$2,722,316
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	255,319	2,542,974
Total Mutual Funds
(Cost $5,218,768)		5,265,290

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 43.7%
U.S. Treasury Bonds
1.88% due 02/15/51	$8,300,000	7,367,547
Total U.S. Government Securities
(Cost $7,489,770)		7,367,547

FEDERAL AGENCY DISCOUNT NOTES†† - 7.8%
Federal Home Loan Bank
0.00% due 04/07/21[2]	500,000	500,000
0.00% due 04/01/21[2]	262,000	262,000
Federal Farm Credit Bank
0.01% due 04/01/21[2]	545,000	545,000
Total Federal Agency Discount Notes
(Cost $1,307,000)		1,307,000

U.S. TREASURY BILLS†† - 2.0%
U.S. Treasury Bills
0.01% due 04/22/21[2,3]	334,000	333,998
Total U.S. Treasury Bills
(Cost $333,997)		333,998

REPURCHASE AGREEMENTS††,4 - 13.2%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	1,189,211	1,189,211
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	540,673	540,673
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	493,449	493,449
Total Repurchase Agreements
(Cost $2,223,333)		2,223,333
Total Investments - 98.0%
(Cost $16,572,868)		$16,497,168
Other Assets & Liabilities, net - 2.0%		336,465
Total Net Assets - 100.0%		$16,833,633

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	84	Jun 2021	$15,290,625	$(66,304)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2021.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$5,265,290	$—	$—	$5,265,290
U.S. Government Securities	—	7,367,547	—	7,367,547
Federal Agency Discount Notes	—	1,307,000	—	1,307,000
U.S. Treasury Bills	—	333,997	—	333,997
Repurchase Agreements	—	2,223,333	—	2,223,333
Total Assets	$5,265,290	$11,231,877	$—	$16,497,167

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$66,304	$—	$—	$66,304

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,416,232	$2,104,673	$(800,000)	$2,893	$(1,482)	$2,722,316	108,980	$4,811
Guggenheim Ultra Short Duration Fund — Institutional Class	1,643,816	2,003,160	(1,100,000)	5,850	(9,852)	2,542,974	255,319	3,252
	$3,060,048	$4,107,833	$(1,900,000)	$8,743	$(11,334)	$5,265,290		$8,063

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Pharmaceuticals - 31.6%
Johnson & Johnson	3,515	$577,690
Pfizer, Inc.	10,844	392,878
AbbVie, Inc.	3,586	388,077
Merck & Company, Inc.	4,960	382,366
Eli Lilly & Co.	1,980	369,904
Bristol-Myers Squibb Co.	5,210	328,907
CVS Health Corp.	3,647	274,364
Cigna Corp.	1,042	251,893
Zoetis, Inc.	1,539	242,362
Becton Dickinson and Co.	958	232,938
Canopy Growth Corp.*	6,273	200,924
DexCom, Inc.*	466	167,476
AstraZeneca plc ADR[1]	3,186	158,408
McKesson Corp.	802	156,422
Cardinal Health, Inc.	2,534	153,941
AmerisourceBergen Corp. — Class A	1,159	136,843
Horizon Therapeutics plc*	1,386	127,567
Viatris, Inc.*	7,892	110,251
Jazz Pharmaceuticals plc*	666	109,470
Novartis AG ADR	1,274	108,902
GlaxoSmithKline plc ADR	3,030	108,141
Teva Pharmaceutical Industries Ltd. ADR*	8,742	100,883
Perrigo Company plc	2,415	97,735
Elanco Animal Health, Inc.*	3,245	95,565
Henry Schein, Inc.*	1,259	87,173
Neurocrine Biosciences, Inc.*	887	86,261
Sarepta Therapeutics, Inc.*	852	63,500
Total Pharmaceuticals		5,510,841
Healthcare-Products - 30.1%
Abbott Laboratories	3,366	403,381
Thermo Fisher Scientific, Inc.	815	371,950
Danaher Corp.	1,576	354,726
Medtronic plc	2,697	318,597
Stryker Corp.	1,111	270,617
Intuitive Surgical, Inc.*	359	265,279
Edwards Lifesciences Corp.*	2,450	204,918
Boston Scientific Corp.*	5,283	204,188
Align Technology, Inc.*	343	185,745
Baxter International, Inc.	2,182	184,030
IDEXX Laboratories, Inc.*	365	178,598
Zimmer Biomet Holdings, Inc.	993	158,959
ResMed, Inc.	770	149,395
West Pharmaceutical Services, Inc.	457	128,774
10X Genomics, Inc. — Class A*	699	126,519
Hologic, Inc.*	1,656	123,173
Insulet Corp.*	447	116,631
Avantor, Inc.*	3,944	114,100
STERIS plc	590	112,383
Varian Medical Systems, Inc.*	628	110,861
ABIOMED, Inc.*	341	108,687
Novocure Ltd.*	822	108,652
PerkinElmer, Inc.	817	104,813
Dentsply Sirona, Inc.	1,616	103,117
Masimo Corp.*	435	99,902
QIAGEN N.V.*	1,949	94,897
Repligen Corp.*	457	88,845
Penumbra, Inc.*	316	85,503
Hill-Rom Holdings, Inc.	681	75,237
Tandem Diabetes Care, Inc.*	750	66,188
Haemonetics Corp.*	582	64,608
Quidel Corp.*	489	62,558
Nevro Corp.*	428	59,706
iRhythm Technologies, Inc.*	403	55,961
Total Healthcare-Products		5,261,498
Biotechnology - 18.9%
Amgen, Inc.	1,335	332,161
Gilead Sciences, Inc.	3,839	248,115
Vertex Pharmaceuticals, Inc.*	961	206,509
Illumina, Inc.*	519	199,327
Regeneron Pharmaceuticals, Inc.*	414	195,880
Moderna, Inc.*	1,465	191,842
Biogen, Inc.*	664	185,754
Alexion Pharmaceuticals, Inc.*	1,045	159,791
Seagen, Inc.*	970	134,694
Exact Sciences Corp.*	996	131,253
CRISPR Therapeutics AG*	1,029	125,384
Incyte Corp.*	1,457	118,410
BioNTech SE ADR*,1	1,084	118,362
Guardant Health, Inc.*	740	112,961
Alnylam Pharmaceuticals, Inc.*	793	111,964
BioMarin Pharmaceutical, Inc.*	1,334	100,730
Novavax, Inc.*	507	91,924
Mirati Therapeutics, Inc.*	468	80,169
United Therapeutics Corp.*	445	74,435
Exelixis, Inc.*	3,209	72,491
Pacific Biosciences of California, Inc.*	2,141	71,317
Arrowhead Pharmaceuticals, Inc.*	1,072	71,084
Twist Bioscience Corp.*	545	67,504
Emergent BioSolutions, Inc.*	678	62,993
Inovio Pharmaceuticals, Inc.*,1	3,994	37,064
Total Biotechnology		3,302,118
Healthcare-Services - 14.9%
UnitedHealth Group, Inc.	1,408	523,875
Anthem, Inc.	723	259,521
HCA Healthcare, Inc.	1,166	219,604
Humana, Inc.	478	200,401
IQVIA Holdings, Inc.*	882	170,349
Centene Corp.*	2,625	167,764
Teladoc Health, Inc.*	789	143,401
Laboratory Corporation of America Holdings*	555	141,542
Catalent, Inc.*	1,114	117,315
Quest Diagnostics, Inc.	903	115,891
Charles River Laboratories International, Inc.*	361	104,629
Molina Healthcare, Inc.*	438	102,387
DaVita, Inc.*	871	93,868
Universal Health Services, Inc. — Class B	681	90,839
Encompass Health Corp.	967	79,197
Invitae Corp.*,1	1,936	73,974
Total Healthcare-Services		2,604,557
Electronics - 2.3%
Agilent Technologies, Inc.	1,369	174,055
Waters Corp.*	422	119,920

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Electronics - 2.3% (continued)
Mettler-Toledo International, Inc.*	89	$102,856
Total Electronics		396,831
Software - 1.7%
Veeva Systems, Inc. — Class A*	672	175,553
Cerner Corp.	1,795	129,025
Total Software		304,578
Total Common Stocks
(Cost $6,169,903)		17,380,423

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$65,263	65,263
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	29,671	29,671
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	27,080	27,080
Total Repurchase Agreements
(Cost $122,014)		122,014

SECURITIES LENDING COLLATERAL†,3 - 1.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	296,309	296,309
Total Securities Lending Collateral
(Cost $296,309)		296,309
Total Investments - 101.9%
(Cost $6,588,226)		$17,798,746
Other Assets & Liabilities, net - (1.9)%		(329,721)
Total Net Assets - 100.0%		$17,469,025

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,380,423	$—	$—	$17,380,423
Repurchase Agreements	—	122,014	—	122,014
Securities Lending Collateral	296,309	—	—	296,309
Total Assets	$17,676,732	$122,014	$—	$17,798,746

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
EXCHANGE-TRADED FUNDS† - 15.5%
iShares iBoxx High Yield Corporate Bond ETF[1]	5,182	$451,766
SPDR Bloomberg Barclays High Yield Bond ETF[1]	4,021	437,485
Total Exchange-Traded Funds
(Cost $860,754)		889,251

MUTUAL FUNDS† - 38.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	114,967	1,145,071
Guggenheim Strategy Fund II2	42,206	1,054,301
Total Mutual Funds
(Cost $2,176,468)		2,199,372

	Face Amount
FEDERAL AGENCY NOTES†† - 1.8%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[3]	$100,000	100,317
Total Federal Agency Notes
(Cost $100,000)		100,317

U.S. TREASURY BILLS†† - 0.3%
U.S. Treasury Bills
0.02% due 04/22/21[4,5]	20,000	20,000
Total U.S. Treasury Bills
(Cost $20,000)		20,000

REPURCHASE AGREEMENTS††,6 - 21.0%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	644,609	644,609
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	293,070	293,070
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	267,473	267,473
Total Repurchase Agreements
(Cost $1,205,152)		1,205,152

	Shares
SECURITIES LENDING COLLATERAL†,7 - 11.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[8]	677,822	677,822
Total Securities Lending Collateral
(Cost $677,822)		677,822
Total Investments - 88.8%
(Cost $5,040,196)		$5,091,914
Other Assets & Liabilities, net - 11.2%		639,146
Total Net Assets - 100.0%		$5,731,060

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	36	Jun 2021	$4,444,594	$(29,302)

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.36.V1	5.00%	Quarterly	06/20/26	$4,400,000	$393,472	$378,580	$14,892

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	0.43% (1 Week USD LIBOR + 0.35%)	At Maturity	04/29/21	888	$77,416	$186
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	0.46% (1 Month USD LIBOR + 0.35%)	At Maturity	04/08/21	2,112	184,166	(669)

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements†† (continued)
BNP Paribas	SPDR Bloomberg Barclays High Yield Bond ETF	0.51% (1 Month USD LIBOR + 0.40%)	At Maturity	04/08/21	1,654	$179,922	$(712)
						$441,504	$(1,195)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Affiliated issuer.
[3]	Variable rate security. Rate indicated is the rate effective at March 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2021.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2021.

CDX.NA.HY.36.V1 — Credit Default Swap North American High Yield Series 36 Index Version 1

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$889,251	$—	$—	$889,251
Mutual Funds	2,199,372	—	—	2,199,372
Federal Agency Notes	—	100,317	—	100,317
U.S. Treasury Bills	—	20,000	—	20,000
Repurchase Agreements	—	1,205,152	—	1,205,152
Securities Lending Collateral	677,822	—	—	677,822
Credit Default Swap Agreements**	—	14,892	—	14,892
Credit Index Swap Agreements**	—	186	—	186
Total Assets	$3,766,445	$1,340,547	$—	$5,106,992

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$29,302	$—	$—	$29,302
Credit Index Swap Agreements**	—	1,381	—	1,381
Total Liabilities	$29,302	$1,381	$—	$30,683

**	This derivative is reported as unrealized appreciation/depreciation at period end.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,245,542	$106,084	$(1,300,000)	$410	$2,265	$1,054,301	42,206	$6,304
Guggenheim Ultra Short Duration Fund — Institutional Class	2,242,947	104,422	(1,200,000)	895	(3,193)	1,145,071	114,967	4,546
	$4,488,489	$210,506	$(2,500,000)	$1,305	$(928)	$2,199,372		$10,850

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Internet - 59.9%
Amazon.com, Inc.*	253	$782,802
Alphabet, Inc. — Class A*	360	742,507
Facebook, Inc. — Class A*	1,989	585,820
Alibaba Group Holding Ltd. ADR*	1,846	418,544
Netflix, Inc.*	570	297,346
Uber Technologies, Inc.*	3,597	196,072
Booking Holdings, Inc.*	82	191,047
Snap, Inc. — Class A*	3,161	165,289
Baidu, Inc. ADR*	694	150,980
JD.com, Inc. ADR*	1,735	146,313
Pinterest, Inc. — Class A*	1,873	138,658
Twitter, Inc.*	2,153	136,995
eBay, Inc.	2,081	127,440
Shopify, Inc. — Class A*	114	126,141
Pinduoduo, Inc. ADR*	916	122,634
Roku, Inc.*	376	122,490
Chewy, Inc. — Class A*	1,404	118,933
MercadoLibre, Inc.*	80	117,771
Match Group, Inc.*	842	115,674
Zillow Group, Inc. — Class C*	846	109,675
Wayfair, Inc. — Class A*	346	108,903
Okta, Inc.*	493	108,672
Zillow Group, Inc. — Class A*	795	104,447
Spotify Technology S.A.*	377	101,017
VeriSign, Inc.*	482	95,802
Etsy, Inc.*	474	95,592
Expedia Group, Inc.*	546	93,978
Lyft, Inc. — Class A*	1,388	87,694
IAC*	382	82,630
Farfetch Ltd. — Class A*	1,492	79,106
Trip.com Group Ltd. ADR*	1,959	77,635
Wix.com Ltd.*	271	75,669
Fiverr International Ltd.*	348	75,579
GoDaddy, Inc. — Class A*	947	73,506
F5 Networks, Inc.*	345	71,974
Jumia Technologies AG ADR*,1	1,865	66,133
Vipshop Holdings Ltd. ADR*	2,134	63,721
JOYY, Inc. ADR	655	61,393
Anaplan, Inc.*	1,023	55,089
TripAdvisor, Inc.*	928	49,917
Grubhub, Inc.*	739	44,340
Stitch Fix, Inc. — Class A*	872	43,199
Stamps.com, Inc.*	194	38,705
Overstock.com, Inc.*	462	30,612
Total Internet		6,698,444
Software - 25.6%
Adobe, Inc.*	650	308,991
salesforce.com, Inc.*	1,306	276,702
Zoom Video Communications, Inc. — Class A*	600	192,774
Activision Blizzard, Inc.	1,801	167,493
Workday, Inc. — Class A*	614	152,536
Twilio, Inc. — Class A*	432	147,208
Veeva Systems, Inc. — Class A*	482	125,918
Sea Ltd. ADR*	563	125,678
Electronic Arts, Inc.	919	124,405
DocuSign, Inc.*	593	120,053
NetEase, Inc. ADR	927	95,722
Bilibili, Inc. ADR*	853	91,322
HubSpot, Inc.*	200	90,842
Take-Two Interactive Software, Inc.*	507	89,587
Coupa Software, Inc.*	336	85,505
Citrix Systems, Inc.	601	84,356
Akamai Technologies, Inc.*	802	81,724
MongoDB, Inc.*	279	74,613
Dropbox, Inc. — Class A*	2,470	65,850
Pluralsight, Inc. — Class A*	2,846	63,580
Five9, Inc.*	394	61,594
Smartsheet, Inc. — Class A*	870	55,610
Fastly, Inc. — Class A*,1	794	53,420
J2 Global, Inc.*	382	45,787
BigCommerce Holdings, Inc.*	712	41,154
New Relic, Inc.*	637	39,163
Total Software		2,861,587
Telecommunications - 6.8%
Cisco Systems, Inc.	5,790	299,401
Motorola Solutions, Inc.	600	112,830
Arista Networks, Inc.*	323	97,510
Telefonaktiebolaget LM Ericsson ADR	5,192	68,483
GDS Holdings Ltd. ADR*	844	68,440
Ciena Corp.*	1,043	57,073
Juniper Networks, Inc.	2,203	55,802
Total Telecommunications		759,539
Commercial Services - 5.4%
PayPal Holdings, Inc.*	1,380	335,119
CoStar Group, Inc.*	133	109,312
Chegg, Inc.*	757	64,845
Paylocity Holding Corp.*	339	60,962
2U, Inc.*	879	33,604
Total Commercial Services		603,842
Healthcare-Services - 0.9%
Teladoc Health, Inc.*	555	100,871
Computers - 0.5%
Lumentum Holdings, Inc.*	588	53,714
Real Estate - 0.4%
Redfin Corp.*	760	50,609
Total Common Stocks
(Cost $4,150,463)		11,128,606

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$45,168	45,168
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	20,536	20,536
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	18,742	18,742
Total Repurchase Agreements
(Cost $84,446)		84,446

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	89,814	$89,814
Total Securities Lending Collateral
(Cost $89,814)		89,814
Total Investments - 101.1%
(Cost $4,324,723)		$11,302,866
Other Assets & Liabilities, net - (1.1)%		(124,069)
Total Net Assets - 100.0%		$11,178,797

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2021.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,128,606	$—	$—	$11,128,606
Repurchase Agreements	—	84,446	—	84,446
Securities Lending Collateral	89,814	—	—	89,814
Total Assets	$11,218,420	$84,446	$—	$11,302,866

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
MUTUAL FUNDS† - 46.3%
Guggenheim Strategy Fund II1	44,318	$1,107,061
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	109,353	1,089,154
Total Mutual Funds
(Cost $2,176,239)		2,196,215

	Face Amount
U.S. TREASURY BILLS†† - 8.8%
U.S. Treasury Bills
0.09% due 04/01/21[2]	$200,000	200,000
0.01% due 04/22/21[2,3]	19,000	19,000
U.S. Cash Management Bill
0.03% due 08/03/21[2]	200,000	199,980
Total U.S. Treasury Bills
(Cost $418,980)		418,980

REPURCHASE AGREEMENTS††,4 - 56.8%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21[5]	1,440,582	1,440,582
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21[5]	654,959	654,959
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21[5]	597,752	597,752
Total Repurchase Agreements
(Cost $2,693,293)		2,693,293
Total Investments - 111.9%
(Cost $5,288,512)		$5,308,488
Other Assets & Liabilities, net - (11.9)%		(566,362)
Total Net Assets - 100.0%		$4,742,126

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	2	Jun 2021	$329,050	$(2,374)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average Index	0.34% (1 Week USD LIBOR + 0.25%)	At Maturity	04/07/21	46	$1,504,988	$(61,614)
BNP Paribas	Dow Jones Industrial Average Index	0.11% (1 Month USD LIBOR)	At Maturity	04/08/21	232	7,666,620	(137,185)
						$9,171,608	$(198,799)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2021.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2021.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,196,215	$—	$—	$2,196,215
U.S. Treasury Bills	—	418,980	—	418,980
Repurchase Agreements	—	2,693,293	—	2,693,293
Total Assets	$2,196,215	$3,112,273	$—	$5,308,488

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$2,374	$—	$—	$2,374
Equity Index Swap Agreements**	—	198,799	—	198,799
Total Liabilities	$2,374	$198,799	$—	$201,173

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$454,861	$652,377	$–	$–	$(177)	$1,107,061	44,318	$2,421
Guggenheim Ultra Short Duration Fund — Institutional Class	938,935	302,104	(150,000)	148	(2,033)	1,089,154	109,353	2,154
	$1,393,796	$954,481	$(150,000)	$148	$(2,210)	$2,196,215		$4,575

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
MUTUAL FUNDS† - 44.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	165,922	$1,652,584
Guggenheim Strategy Fund II1	45,074	1,125,941
Total Mutual Funds
(Cost $2,776,503)		2,778,525

	Face Amount
U.S. TREASURY BILLS†† - 2.0%
U.S. Treasury Bills
0.01% due 04/22/21[2,3]	$128,000	127,999
Total U.S. Treasury Bills
(Cost $127,999)		127,999

REPURCHASE AGREEMENTS†† - 141.1%
Individual Repurchase Agreements[5]
Mizuho Financial Group, Inc. issued 03/31/21 at (0.25)% due 04/01/21 (secured by a U.S. Treasury Bond, at a rate of 1.25% and maturing 02/15/51 as collateral, with a value of $4,338,163) to be repurchased at $4,253,071	4,253,101	4,253,101
Barclays Capital issued 03/31/21, at (0.25)% due 04/01/21 (secured by a U.S. Treasury Bond, at a rate of 1.88% and maturing 02/15/51 as collateral, with a value of $1,340,662) to be repurchased at $1,314,366	1,314,375	1,314,375
Joint Repurchase Agreements[4]
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	1,722,691	1,722,691
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	783,219	783,219
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	714,810	714,810
Total Repurchase Agreements
(Cost $8,788,196)		8,788,196
Total Investments - 187.7%
(Cost $11,692,698)		$11,694,720

U.S. Government Securities Sold Short†† - (80.5)%
U.S. Treasury Bonds
1.88% due 02/15/51	5,650,000	(5,015,258)
Total U.S. Government Securities Sold Short
(Proceeds $5,337,176)		$(5,015,258)
Other Assets & Liabilities, net - (7.2)%		(450,613)
Total Net Assets - 100.0%		$6,228,849

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	8	Jun 2021	$1,456,250	$30,848

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as short security collateral at March 31, 2021.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,778,525	$—	$—	$2,778,525
U.S. Treasury Bills	—	127,999	—	127,999
Repurchase Agreements	—	8,788,196	—	8,788,196
Interest Rate Futures Contracts**	30,848	—	—	30,848
Total Assets	$2,809,373	$8,916,195	$—	$11,725,568

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities	$—	$5,015,258	$—	$5,015,258

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$523,908	$701,934	$(100,000)	$(41)	$140	$1,125,941	45,074	$1,985
Guggenheim Ultra Short Duration Fund — Institutional Class	503,804	2,753,247	(1,600,000)	(1,307)	(3,160)	1,652,584	165,922	3,276
	$1,027,712	$3,455,181	$(1,700,000)	$(1,348)	$(3,020)	$2,778,525		$5,261

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
MUTUAL FUNDS† - 49.1%
Guggenheim Strategy Fund II1	932	$23,272
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,255	22,464
Total Mutual Funds
(Cost $44,382)		45,736

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 5.4%
Federal Farm Credit Bank
0.00% due 04/01/21[2]	$5,000	5,000
Total Federal Agency Discount Notes
(Cost $5,000)		5,000

REPURCHASE AGREEMENTS††,3 - 50.4%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21[4]	25,120	25,120
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21[4]	11,421	11,421
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21[4]	10,423	10,423
Total Repurchase Agreements
(Cost $46,964)		46,964
Total Investments - 104.9%
(Cost $96,346)		$97,700
Other Assets & Liabilities, net - (4.9)%		(4,570)
Total Net Assets - 100.0%		$93,130

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P MidCap 400 Index	0.19% (1 Week USD LIBOR + 0.10%)	At Maturity	04/08/21	8	$20,988	$(557)
BNP Paribas	S&P MidCap 400 Index	0.06% (1 Month USD LIBOR - 0.05%)	At Maturity	04/08/21	9	24,340	(697)
Barclays Bank plc	S&P MidCap 400 Index	0.29% (1 Week USD LIBOR + 0.20%)	At Maturity	04/07/21	18	47,425	(1,273)
						$92,753	$(2,527)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2021.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$45,736	$—	$—	$45,736
Federal Agency Discount Notes	—	5,000	—	5,000
Repurchase Agreements	—	46,964	—	46,964
Total Assets	$45,736	$51,964	$—	$97,700

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$2,527	$—	$2,527

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$36,131	$107	$(13,000)	$435	$(401)	$23,272	932	$111
Guggenheim Ultra Short Duration Fund — Institutional Class	31,450	69	(9,000)	232	(287)	22,464	2,255	70
	$67,581	$176	$(22,000)	$667	$(688)	$45,736		$181

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
MUTUAL FUNDS† - 48.3%
Guggenheim Strategy Fund II1	5,827	$145,549
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	14,052	139,963
Total Mutual Funds
(Cost $283,218)		285,512

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 8.4%
Federal Farm Credit Bank 0.00% due 04/01/21[2]	$50,000	50,000
Total Federal Agency Discount Notes
(Cost $50,000)		50,000

REPURCHASE AGREEMENTS††,3 - 49.8%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21[4]	157,671	157,671
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21[4]	71,685	71,685
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21[4]	65,423	65,423
Total Repurchase Agreements
(Cost $294,779)		294,779
Total Investments - 106.5%
(Cost $627,997)		$630,291
Other Assets & Liabilities, net - (6.5)%		(38,465)
Total Net Assets - 100.0%		$591,826

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	NASDAQ-100 Index	0.44% (1 Week USD LIBOR + 0.35%)	At Maturity	04/07/21	20	$256,896	$13,391
Goldman Sachs International	NASDAQ-100 Index	0.34% (1 Week USD LIBOR + 0.25%)	At Maturity	04/08/21	17	221,906	6,761
BNP Paribas	NASDAQ-100 Index	0.26% (1 Month USD LIBOR + 0.15%)	At Maturity	04/08/21	8	110,720	5,148
						$589,522	$25,300

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2021.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$285,512	$—	$—	$285,512
Federal Agency Discount Notes	—	50,000	—	50,000
Repurchase Agreements	—	294,779	—	294,779
Equity Index Swap Agreements**	—	25,300	—	25,300
Total Assets	$285,512	$370,079	$—	$655,591

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$125,045	$360,413	$(340,000)	$76	$15	$145,549	5,827	$425
Guggenheim Ultra Short Duration Fund — Institutional Class	124,929	610,354	(595,000)	(42)	(278)	139,963	14,052	361
	$249,974	$970,767	$(935,000)	$34	$(263)	$285,512		$786

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
MUTUAL FUNDS† - 53.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	14,221	$141,642
Guggenheim Strategy Fund II1	5,537	138,312
Total Mutual Funds
(Cost $276,333)		279,954

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 9.5%
Federal Farm Credit Bank
0.00% due 04/01/21[2]	$50,000	50,000
Total Federal Agency Discount Notes
(Cost $50,000)		50,000

REPURCHASE AGREEMENTS††,3 - 57.0%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21[4]	161,076	161,076
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21[4]	73,233	73,233
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21[4]	66,837	66,837
Total Repurchase Agreements
(Cost $301,146)		301,146
Total Investments - 119.5%
(Cost $627,479)		$631,100
Other Assets & Liabilities, net - (19.5)%		(102,876)
Total Net Assets - 100.0%		$528,224

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	(0.04)% (1 Week USD LIBOR - 0.05%)	At Maturity	04/08/21	125	$276,596	$14,427
Barclays Bank plc	Russell 2000 Index	0.41% (1 Week USD LIBOR - 0.50%)	At Maturity	04/07/21	55	122,027	2,879
BNP Paribas	Russell 2000 Index	0.29% (1 Month USD LIBOR - 0.40%)	At Maturity	04/08/21	55	121,739	1,951
						$520,362	$19,257

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2021.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$279,954	$—	$—	$279,954
Federal Agency Discount Notes	—	50,000	—	50,000
Repurchase Agreements	—	301,146	—	301,146
Equity Index Swap Agreements**	—	19,257	—	19,257
Total Assets	$279,954	$370,403	$—	$650,357

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$73,033	$240,276	$(175,000)	$(30)	$33	$138,312	5,537	$284
Guggenheim Ultra Short Duration Fund — Institutional Class	76,710	240,227	(175,000)	(76)	(219)	141,642	14,221	230
	$149,743	$480,503	$(350,000)	$(106)	$(186)	$279,954		$514

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
MUTUAL FUNDS† - 3.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	40,786	$406,231
Guggenheim Strategy Fund II1	15,242	380,746
Total Mutual Funds
(Cost $779,121)		786,977

	Face Amount
FEDERAL AGENCY NOTES†† - 1.0%
Federal Farm Credit Bank
0.68% due 05/06/24[2]	$250,000	250,121
Total Federal Agency Notes
(Cost $250,323)		250,121

U.S. TREASURY BILLS†† - 0.4%
U.S. Treasury Bills
0.03% due 04/01/21[2,3]	100,000	100,000
Total U.S. Treasury Bills
(Cost $100,000)		100,000

REPURCHASE AGREEMENTS††,4 - 0.8%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21[3]	116,028	116,028
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21[3]	52,752	52,752
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21[3]	48,144	48,144
Total Repurchase Agreements
(Cost $216,924)		216,924
Total Investments - 5.3%
(Cost $1,346,368)		$1,354,022
Other Assets & Liabilities, net - 94.7%		24,327,004
Total Net Assets - 100.0%		$25,681,026

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	0.44% (1 Week USD LIBOR + 0.35%)	At Maturity	04/08/21	6,151	$24,436,708	$(1,113)
Barclays Bank plc	S&P 500 Index	0.39% (1 Week USD LIBOR + 0.30%)	At Maturity	04/07/21	86	340,568	(2,947)
BNP Paribas	S&P 500 Index	0.16% (1 Month USD LIBOR + 0.05%)	At Maturity	04/08/21	186	739,625	(7,737)
						$25,516,901	$(11,797)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2021.
[4]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$786,977	$—	$—	$786,977
Federal Agency Notes	—	250,121	—	250,121
U.S. Treasury Bills	—	100,000	—	100,000
Repurchase Agreements	—	216,924	—	216,924
Total Assets	$786,977	$567,045	$—	$1,354,022

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$11,797	$—	$11,797

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$329,273	$3,001,270	$(2,950,000)	$—	$203	$380,746	15,242	$1,302
Guggenheim Ultra Short Duration Fund — Institutional Class	306,054	9,001,092	(8,900,000)	(100)	(815)	406,231	40,786	1,108
	$635,327	$12,002,362	$(11,850,000)	$(100)	$(612)	$786,977		$2,410

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
MUTUAL FUNDS† - 49.9%
Guggenheim Strategy Fund II1	29,392	$734,203
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	73,539	732,449
Total Mutual Funds
(Cost $1,458,257)		1,466,652

	Face Amount
U.S. TREASURY BILLS†† - 12.1%
U.S. Treasury Bills
0.01% due 04/22/21[2,3]	$357,000	356,997
Total U.S. Treasury Bills
(Cost $356,997)		356,997

REPURCHASE AGREEMENTS††,4 - 39.1%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	615,252	615,252
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	279,724	279,724
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	255,292	255,292
Total Repurchase Agreements
(Cost $1,150,268)		1,150,268
Total Investments - 101.1%
(Cost $2,965,522)		$2,973,917
Other Assets & Liabilities, net - (1.1)%		(32,862)
Total Net Assets - 100.0%		$2,941,055

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	40	Jun 2021	$5,874,000	$134,868
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	52	Jun 2021	5,874,050	(104,732)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,466,652	$—	$—	$1,466,652
U.S. Treasury Bills	—	356,997	—	356,997
Repurchase Agreements	—	1,150,268	—	1,150,268
Equity Futures Contracts**	134,868	—	—	134,868
Total Assets	$1,601,520	$1,507,265	$—	$3,108,785

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$104,732	$—	$—	$104,732

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$496,862	$302,278	$(65,000)	$(52)	$115	$734,203	29,392	$2,326
Guggenheim Ultra Short Duration Fund — Institutional Class	592,484	201,695	(60,000)	(120)	(1,610)	732,449	73,539	1,727
	$1,089,346	$503,973	$(125,000)	$(172)	$(1,495)	$1,466,652		$4,053

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.9%
Media - 21.0%
Walt Disney Co.*	3,237	$597,291
Comcast Corp. — Class A	9,551	516,805
Charter Communications, Inc. — Class A*	661	407,850
Liberty Broadband Corp. — Class C*	1,189	178,528
DISH Network Corp. — Class A*	3,944	142,773
Fox Corp. — Class A	3,865	139,565
Discovery, Inc. — Class A*,1	2,967	128,946
Altice USA, Inc. — Class A*	3,948	128,429
News Corp. — Class A	4,861	123,615
ViacomCBS, Inc. — Class B	2,669	120,372
Cable One, Inc.	61	111,530
New York Times Co. — Class A	1,957	99,063
Nexstar Media Group, Inc. — Class A	557	78,220
World Wrestling Entertainment, Inc. — Class A	1,244	67,499
Total Media		2,840,486
Retail - 18.0%
McDonald's Corp.	1,921	430,573
Starbucks Corp.	3,489	381,243
Chipotle Mexican Grill, Inc. — Class A*	148	210,281
Yum! Brands, Inc.	1,756	189,964
Darden Restaurants, Inc.	1,017	144,414
Yum China Holdings, Inc.	2,305	136,479
Domino's Pizza, Inc.	344	126,520
Restaurant Brands International, Inc.	1,864	121,160
Texas Roadhouse, Inc. — Class A*	898	86,154
Shake Shack, Inc. — Class A*	627	70,707
Wendy's Co.	3,483	70,566
Cracker Barrel Old Country Store, Inc.	395	68,288
Wingstop, Inc.	509	64,729
Brinker International, Inc.*	824	58,553
Papa John's International, Inc.	651	57,705
Cheesecake Factory, Inc.*	923	54,005
Jack in the Box, Inc.	471	51,706
Dave & Buster's Entertainment, Inc.*	1,078	51,636
Bloomin' Brands, Inc.*	1,882	50,908
Total Retail		2,425,591
Lodging - 11.2%
Marriott International, Inc. — Class A*	1,530	226,608
Las Vegas Sands Corp.*	3,623	220,133
Hilton Worldwide Holdings, Inc.*	1,568	189,603
MGM Resorts International	3,734	141,855
Wynn Resorts Ltd.*	974	122,110
Huazhu Group Ltd. ADR*	1,792	98,381
Melco Resorts & Entertainment Ltd. ADR*	4,941	98,375
Hyatt Hotels Corp. — Class A*	1,137	94,030
Wyndham Hotels & Resorts, Inc.	1,229	85,760
Boyd Gaming Corp.*	1,429	84,254
Choice Hotels International, Inc.*	745	79,931
Travel + Leisure Co.	1,219	74,554
Total Lodging		1,515,594
Software - 9.7%
Activision Blizzard, Inc.	3,103	288,579
Sea Ltd. ADR*	1,058	236,177
Electronic Arts, Inc.	1,581	214,020
NetEase, Inc. ADR	1,647	170,069
Bilibili, Inc. ADR*	1,477	158,128
Take-Two Interactive Software, Inc.*	875	154,613
HUYA, Inc. ADR*,1	4,436	86,413
Total Software		1,307,999
Entertainment - 8.6%
DraftKings, Inc. — Class A*	2,559	156,944
Live Nation Entertainment, Inc.*	1,661	140,604
Caesars Entertainment, Inc.*	1,599	139,833
Penn National Gaming, Inc.*	1,247	130,736
Vail Resorts, Inc.*	376	109,664
Churchill Downs, Inc.	424	96,426
Marriott Vacations Worldwide Corp.*	502	87,438
Madison Square Garden Sports Corp. — Class A*	371	66,580
SeaWorld Entertainment, Inc.*	1,320	65,564
Six Flags Entertainment Corp.*	1,392	64,686
Scientific Games Corp. — Class A*	1,575	60,669
Cinemark Holdings, Inc.*	2,367	48,310
Total Entertainment		1,167,454
Leisure Time - 8.4%
Peloton Interactive, Inc. — Class A*	1,787	200,930
Carnival Corp.*	6,469	171,687
Royal Caribbean Cruises Ltd.*	1,789	153,156
Norwegian Cruise Line Holdings Ltd.*,1	3,762	103,794
Polaris, Inc.	717	95,720
Brunswick Corp.	930	88,694
Harley-Davidson, Inc.	2,174	87,177
Planet Fitness, Inc. — Class A*	1,093	84,489
YETI Holdings, Inc.*	1,153	83,258
Callaway Golf Co.	2,649	70,861
Total Leisure Time		1,139,766
Internet - 8.2%
Netflix, Inc.*	988	515,400
Roku, Inc.*	647	210,773
Spotify Technology S.A.*	676	181,134
Tencent Music Entertainment Group ADR*	5,814	119,129
iQIYI, Inc. ADR*	5,318	88,385
Total Internet		1,114,821
Beverages - 6.4%
Constellation Brands, Inc. — Class A	969	220,932
Brown-Forman Corp. — Class B	2,710	186,908
Boston Beer Company, Inc. — Class A*	114	137,516

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Beverages - 6.4% (continued)
Molson Coors Beverage Co. — Class B*	2,229	$114,013
Anheuser-Busch InBev S.A. ADR	1,768	111,119
Diageo plc ADR	599	98,362
Total Beverages		868,850
Agriculture - 6.1%
Philip Morris International, Inc.	4,375	388,238
Altria Group, Inc.	6,395	327,168
British American Tobacco plc ADR	2,614	101,266
Total Agriculture		816,672
Toys, Games & Hobbies - 1.5%
Hasbro, Inc.	1,265	121,592
Mattel, Inc.*	4,317	85,995
Total Toys, Games & Hobbies		207,587
Food Service - 0.8%
Aramark	2,649	100,079
Total Common Stocks
(Cost $9,398,512)		13,504,899

RIGHTS††† - 0.0%
Media - 0.0%
Nexstar Media Group, Inc.*	1,910	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$41,821	41,821
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	19,014	19,014
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	17,353	17,353
Total Repurchase Agreements
(Cost $78,188)		78,188

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	157,077	157,077
Total Securities Lending Collateral
(Cost $157,077)		157,077
Total Investments - 101.7%
(Cost $9,633,777)		$13,740,164
Other Assets & Liabilities, net - (1.7)%		(226,637)
Total Net Assets - 100.0%		$13,513,527

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$13,504,899	$—	$—		$13,504,899
Rights	—	—	—	*	—
Repurchase Agreements	—	78,188	—		78,188
Securities Lending Collateral	157,077	—	—		157,077
Total Assets	$13,661,976	$78,188	$—		$13,740,164

*	Security has a market value of $0.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 100.3%
Consumer, Non-cyclical - 31.1%
Johnson & Johnson[1]	1,642	$269,863
McKesson Corp.[1]	1,358	264,864
Molson Coors Beverage Co. — Class B*,1	4,964	253,909
Amgen, Inc.[1]	1,007	250,552
Merck & Company, Inc.[1]	3,211	247,536
Procter & Gamble Co.[1]	1,778	240,794
Bristol-Myers Squibb Co.	3,800	239,894
Philip Morris International, Inc.[1]	2,582	229,127
General Mills, Inc.[1]	3,696	226,639
Altria Group, Inc.	4,410	225,615
J M Smucker Co.	1,737	219,783
Colgate-Palmolive Co.	2,701	212,920
Humana, Inc.	475	199,144
Conagra Brands, Inc.	4,944	185,894
Cardinal Health, Inc.[1]	2,992	181,764
Kimberly-Clark Corp.[1]	1,291	179,514
Campbell Soup Co.	3,570	179,464
Kraft Heinz Co.	4,471	178,840
Kellogg Co.	2,732	172,936
United Rentals, Inc.*	511	168,277
Pfizer, Inc.[1]	4,392	159,122
Gilead Sciences, Inc.[1]	2,387	154,272
United Therapeutics Corp.*	795	132,980
Tyson Foods, Inc. — Class A	1,598	118,731
Coca-Cola Co.	2,243	118,228
Quanta Services, Inc.	1,323	116,398
Ingredion, Inc.	1,167	104,937
Regeneron Pharmaceuticals, Inc.*	220	104,091
Kroger Co.	2,873	103,399
DaVita, Inc.*	959	103,351
Cigna Corp.	424	102,498
John B Sanfilippo & Son, Inc.	1,116	100,853
Sprouts Farmers Market, Inc.*	3,609	96,071
H&R Block, Inc.	4,365	95,157
Quest Diagnostics, Inc.	735	94,330
Post Holdings, Inc.*	845	89,333
Abbott Laboratories	685	82,090
Incyte Corp.*	1,006	81,757
Vector Group Ltd.	5,827	81,287
CVS Health Corp.[1]	1,077	81,023
Laboratory Corporation of America Holdings*	309	78,804
Hologic, Inc.*	1,025	76,240
Becton Dickinson and Co.	304	73,917
Medtronic plc	571	67,452
Hershey Co.	417	65,953
Hill-Rom Holdings, Inc.	578	63,857
Ionis Pharmaceuticals, Inc.*	1,403	63,079
UnitedHealth Group, Inc.	160	59,531
Innoviva, Inc.*	4,969	59,379
Constellation Brands, Inc. — Class A	244	55,632
FleetCor Technologies, Inc.*	201	53,995
Anthem, Inc.[1]	148	53,125
Prestige Consumer Healthcare, Inc.*	1,202	52,984
PepsiCo, Inc.[1]	368	52,054
PayPal Holdings, Inc.*	204	49,539
Perrigo Company plc	1,217	49,252
AbbVie, Inc.	454	49,132
Thermo Fisher Scientific, Inc.	107	48,833
Encompass Health Corp.	592	48,485
USANA Health Sciences, Inc.*	490	47,824
Boston Scientific Corp.*	1,229	47,501
Mondelez International, Inc. — Class A	585	34,240
Danaher Corp.	151	33,987
Eli Lilly & Co.[1]	157	29,331
Total Consumer, Non-cyclical		7,761,363
Industrial - 16.0%
General Dynamics Corp.	1,359	246,740
Parker-Hannifin Corp.	584	184,211
3M Co.	931	179,385
Lockheed Martin Corp.	476	175,882
Vishay Intertechnology, Inc.	6,615	159,289
Acuity Brands, Inc.	919	151,635
Union Pacific Corp.[1]	609	134,230
Trane Technologies plc	790	130,792
Oshkosh Corp.	1,047	124,237
Caterpillar, Inc.[1]	527	122,195
Arrow Electronics, Inc.*	1,088	120,572
Owens Corning	1,266	116,586
CSX Corp.	1,198	115,511
Masco Corp.	1,922	115,128
Fortive Corp.	1,538	108,644
Agilent Technologies, Inc.	839	106,670
Northrop Grumman Corp.	317	102,594
Snap-on, Inc.[1]	431	99,449
Hubbell, Inc.	531	99,239
AGCO Corp.	682	97,969
Norfolk Southern Corp.	359	96,399
Timken Co.	1,126	91,397
Eaton Corporation plc	649	89,744
Westinghouse Air Brake Technologies Corp.	1,002	79,319
Energizer Holdings, Inc.	1,629	77,312
TE Connectivity Ltd.	581	75,013
Lennox International, Inc.	220	68,550
Sanmina Corp.*	1,646	68,111
Waters Corp.*,1	239	67,917
Lincoln Electric Holdings, Inc.	539	66,265
Mettler-Toledo International, Inc.*	56	64,719
Hillenbrand, Inc.	1,308	62,405
AECOM*	964	61,802
Donaldson Company, Inc.	997	57,986
O-I Glass, Inc.*	3,866	56,985
Deere & Co.	137	51,257
Berry Global Group, Inc.*	810	49,734
Westrock Co.	932	48,510
Honeywell International, Inc.	156	33,863
United Parcel Service, Inc. — Class B	199	33,828
Total Industrial		3,992,074
Technology - 13.8%
Apple, Inc.[1]	2,361	288,396
International Business Machines Corp.[1]	2,072	276,115
Microsoft Corp.[1]	1,170	275,851

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 100.3% (continued)
Technology - 13.8% (continued)
SS&C Technologies Holdings, Inc.	3,658	$255,584
Seagate Technology plc	2,269	174,146
Cerner Corp.	2,254	162,018
Intel Corp.[1]	2,139	136,896
Dell Technologies, Inc. — Class C*	1,499	132,137
HP, Inc.	3,675	116,681
CDK Global, Inc.	2,134	115,364
Kulicke & Soffa Industries, Inc.	2,062	101,265
Texas Instruments, Inc.[1]	488	92,227
Dropbox, Inc. — Class A*	3,322	88,565
Oracle Corp.[1]	1,262	88,555
NetApp, Inc.	1,199	87,131
Cognizant Technology Solutions Corp. — Class A	1,065	83,198
Qorvo, Inc.*	446	81,484
Accenture plc — Class A	291	80,389
KLA Corp.	227	75,001
Fiserv, Inc.*	620	73,805
Bandwidth, Inc. — Class A*	580	73,509
Cirrus Logic, Inc.*	853	72,326
VMware, Inc. — Class A*,2	478	71,915
Paychex, Inc.	625	61,262
Microchip Technology, Inc.	372	57,742
NVIDIA Corp.	105	56,063
CSG Systems International, Inc.	1,216	54,586
Skyworks Solutions, Inc.	289	53,026
Broadcom, Inc.	112	51,930
Western Digital Corp.	771	51,464
Adobe, Inc.*	74	35,177
QUALCOMM, Inc.	257	34,075
Total Technology		3,457,883
Utilities - 11.5%
Evergy, Inc.[1]	3,822	227,524
PPL Corp.[1]	7,856	226,567
Public Service Enterprise Group, Inc.[1]	3,750	225,788
Southern Co.[1]	3,452	214,576
Duke Energy Corp.	2,078	200,589
UGI Corp.	4,550	186,595
Exelon Corp.[1]	4,126	180,471
IDACORP, Inc.	1,727	172,648
Consolidated Edison, Inc.	2,258	168,898
NiSource, Inc.	6,633	159,922
ONE Gas, Inc.	2,030	156,127
OGE Energy Corp.	4,488	145,232
Pinnacle West Capital Corp.	1,539	125,198
Southwest Gas Holdings, Inc.	1,760	120,930
DTE Energy Co.	808	107,577
CenterPoint Energy, Inc.	4,579	103,714
Sempra Energy	482	63,904
AES Corp.	1,780	47,722
NextEra Energy, Inc.	441	33,344
Dominion Energy, Inc.	154	11,698
Total Utilities		2,879,024
Communications - 11.1%
Verizon Communications, Inc.[1]	4,908	285,400
Cisco Systems, Inc.[1]	5,086	262,997
Amazon.com, Inc.*,1	67	207,303
Alphabet, Inc. — Class C*	93	192,382
Viavi Solutions, Inc.*,1	12,202	191,571
Facebook, Inc. — Class A*,1	622	183,198
Juniper Networks, Inc.[1]	5,862	148,485
T-Mobile US, Inc.*	1,047	131,179
AT&T, Inc.[1]	4,308	130,403
VeriSign, Inc.*	638	126,809
Charter Communications, Inc. — Class A*	203	125,255
Ciena Corp.*	2,067	113,106
Cogent Communications Holdings, Inc.	1,364	93,789
Omnicom Group, Inc.[1]	1,253	92,910
Sirius XM Holdings, Inc.[2]	15,255	92,903
Motorola Solutions, Inc.	477	89,700
InterDigital, Inc.	1,169	74,173
Vonage Holdings Corp.*	5,851	69,159
Walt Disney Co.*	331	61,076
Comcast Corp. — Class A1	949	51,350
Netflix, Inc.*	64	33,386
Discovery, Inc. — Class A*,2	367	15,950
Total Communications		2,772,484
Consumer, Cyclical - 9.0%
Gentex Corp.[1]	4,657	166,115
AutoZone, Inc.*	118	165,708
Genuine Parts Co.	1,390	160,670
Allison Transmission Holdings, Inc.[1]	3,726	152,133
Gentherm, Inc.*	1,994	147,775
Best Buy Company, Inc.[1]	1,226	140,757
Lowe's Companies, Inc.	713	135,598
AutoNation, Inc.*	1,415	131,906
Cummins, Inc.[1]	446	115,563
Lear Corp.[1]	623	112,919
MSC Industrial Direct Company, Inc. — Class A	1,148	103,538
PACCAR, Inc.	1,073	99,703
O'Reilly Automotive, Inc.*	180	91,305
Lennar Corp. — Class A	886	89,690
PulteGroup, Inc.	1,558	81,701
Brunswick Corp.	771	73,530
Home Depot, Inc.[1]	184	56,166
Dolby Laboratories, Inc. — Class A	545	53,802
McDonald's Corp.	234	52,449
Walmart, Inc.	380	51,615
Costco Wholesale Corp.	103	36,306
Tesla, Inc.*	50	33,397
Total Consumer, Cyclical		2,252,346
Financial - 7.6%
MetLife, Inc.[1]	4,144	251,914
Berkshire Hathaway, Inc. — Class B*	764	195,179
Allstate Corp.[1]	1,457	167,409
Highwoods Properties, Inc. REIT	3,889	166,994
Travelers Companies, Inc.	874	131,450
Prudential Financial, Inc.	1,375	125,262
Aflac, Inc.	2,026	103,691
Brandywine Realty Trust REIT	7,993	103,189
Hartford Financial Services Group, Inc.	1,247	83,287
JPMorgan Chase & Co.[1]	532	80,986

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 100.3% (continued)
Financial - 7.6% (continued)
Synchrony Financial	1,916	$77,905
Western Union Co.	2,531	62,414
Mastercard, Inc. — Class A	150	53,407
Bank of America Corp.	1,327	51,342
Wells Fargo & Co.	1,269	49,580
Sabra Health Care REIT, Inc.	2,758	47,879
Visa, Inc. — Class A1	220	46,581
BlackRock, Inc. — Class A	45	33,928
Citigroup, Inc.	453	32,956
American Express Co.	223	31,541
Total Financial		1,896,894
Basic Materials - 0.2%
International Paper Co.	880	47,582
Total Common Stocks
(Cost $20,738,148)		25,059,650

MONEY MARKET FUND† - 2.0%
Invesco Short-Term Investments Trust Treasury Obligations Portfolio – Institutional Class, 0.01%[3]	497,231	497,231
Total Money Market Fund
(Cost $497,231)		497,231

SECURITIES LENDING COLLATERAL†,4 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[3]	138,607	138,607
Total Securities Lending Collateral
(Cost $138,607)		138,607
Total Investments - 102.9%
(Cost $21,373,986)		$25,695,488
Other Assets & Liabilities, net - (2.9)%		(720,244)
Total Net Assets - 100.0%		$24,975,244

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	0.47% (Federal Funds Rate + 0.40%)	At Maturity	03/27/24	$6,020,995	$876,249

Goldman Sachs International	GS Equity Custom Basket	0.52% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	6,017,005	870,682
					$12,038,000	$1,746,931
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Custom Basket	(0.13)% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$8,584,303	$(1,009,561)
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(0.23)% (Federal Funds Rate - 0.30%)	At Maturity	03/27/24	8,525,500	(1,020,716)
					$17,109,803	$(2,030,277)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Utilities
UGI Corp.	1,089	0.75%	$5,626
Southern Co.	826	0.85%	4,257
Public Service Enterprise Group, Inc.	897	0.90%	4,096
CenterPoint Energy, Inc.	1,096	0.41%	3,220
IDACORP, Inc.	413	0.69%	3,147
Exelon Corp.	987	0.72%	2,928
Evergy, Inc.	914	0.90%	2,245
DTE Energy Co.	193	0.43%	1,672
Pinnacle West Capital Corp.	368	0.50%	1,313
NiSource, Inc.	1,587	0.64%	1,156
Sempra Energy	115	0.25%	1,078
OGE Energy Corp.	1,074	0.58%	1,018
Duke Energy Corp.	497	0.80%	961
Consolidated Edison, Inc.	540	0.67%	771
ONE Gas, Inc.	486	0.62%	144
NextEra Energy, Inc.	105	0.13%	109
Dominion Energy, Inc.	37	0.05%	109
PPL Corp.	1,880	0.90%	(207)
AES Corp.	426	0.19%	(375)
Southwest Gas Holdings, Inc.	421	0.48%	(501)
Total Utilities			32,767
Consumer, Non-cyclical
United Rentals, Inc.	122	0.68%	21,853
McKesson Corp.	325	1.05%	17,965
Quanta Services, Inc.	316	0.46%	11,289
Molson Coors Beverage Co. — Class B	1,188	1.01%	10,816
Cardinal Health, Inc.	662	0.67%	10,485
Amgen, Inc.	241	1.00%	10,407
Johnson & Johnson	393	1.07%	9,880
Altria Group, Inc.	1,055	0.90%	9,494
United Therapeutics Corp.	190	0.53%	8,596
Kraft Heinz Co.	1,069	0.71%	8,290
Procter & Gamble Co.	425	0.96%	7,666
J M Smucker Co.	415	0.87%	6,670
Philip Morris International, Inc.	618	0.91%	5,537
H&R Block, Inc.	1,044	0.38%	4,854
Cigna Corp.	101	0.41%	4,840
DaVita, Inc.	229	0.41%	4,615
CVS Health Corp.	257	0.32%	4,353
Sprouts Farmers Market, Inc.	863	0.38%	4,160
Laboratory Corporation of America Holdings	74	0.31%	4,126
Anthem, Inc.	35	0.21%	3,780
Tyson Foods, Inc. — Class A	382	0.47%	3,763
Abbott Laboratories	164	0.33%	3,482
Medtronic plc	136	0.27%	3,402
UnitedHealth Group, Inc.	38	0.23%	3,157
Colgate-Palmolive Co.	646	0.85%	3,008
Conagra Brands, Inc.	1,183	0.74%	2,980
Eli Lilly & Co.	37	0.11%	2,969
Vector Group Ltd.	1,289	0.30%	2,885
USANA Health Sciences, Inc.	117	0.19%	2,653
Kroger Co.	687	0.41%	2,584
Kellogg Co.	653	0.69%	2,473
Pfizer, Inc.	1,051	0.63%	2,360
Post Holdings, Inc.	202	0.35%	2,299
Thermo Fisher Scientific, Inc.	25	0.19%	2,293
Campbell Soup Co.	1,210	1.01%	2,263
Prestige Consumer Healthcare, Inc.	287	0.21%	2,126
Hill-Rom Holdings, Inc.	138	0.25%	2,121
Constellation Brands, Inc. — Class A	58	0.22%	1,941
General Mills, Inc.	884	0.90%	1,912
PayPal Holdings, Inc.	48	0.19%	1,869
Quest Diagnostics, Inc.	175	0.37%	1,339
Humana, Inc.	113	0.79%	1,314
PepsiCo, Inc.	88	0.21%	1,182
Bristol-Myers Squibb Co.	909	0.95%	978
Ingredion, Inc.	279	0.42%	926
Mondelez International, Inc. — Class A	140	0.14%	903
Coca-Cola Co.	536	0.47%	867
Hologic, Inc.	245	0.30%	792
Hershey Co.	99	0.26%	666
Danaher Corp.	36	0.13%	544
AbbVie, Inc.	108	0.19%	441
Becton Dickinson and Co.	72	0.29%	310
Kimberly-Clark Corp.	308	0.71%	156
John B Sanfilippo & Son, Inc.	267	0.40%	91
Encompass Health Corp.	141	0.19%	1
Perrigo Company plc	291	0.20%	(272)
Boston Scientific Corp.	294	0.19%	(382)
Incyte Corp.	240	0.32%	(430)
Innoviva, Inc.	1,189	0.24%	(582)
FleetCor Technologies, Inc.	48	0.21%	(826)
Merck & Company, Inc.	768	0.98%	(1,464)
Regeneron Pharmaceuticals, Inc.	52	0.41%	(1,570)
Ionis Pharmaceuticals, Inc.	335	0.25%	(2,907)
Gilead Sciences, Inc.	571	0.61%	(3,385)
Total Consumer, Non-cyclical			220,908
Financial
MetLife, Inc.	991	1.00%	17,794
Hartford Financial Services Group, Inc.	298	0.33%	8,316
Berkshire Hathaway, Inc. — Class B	183	0.78%	8,190
JPMorgan Chase & Co.	127	0.32%	6,177
Aflac, Inc.	484	0.41%	6,028
Allstate Corp.	348	0.66%	5,490
Synchrony Financial	458	0.31%	5,384
Bank of America Corp.	317	0.20%	4,700
Travelers Companies, Inc.	209	0.52%	4,558
Western Union Co.	605	0.25%	2,985
Highwoods Properties, Inc.	930	0.66%	1,886
Visa, Inc. — Class A	52	0.18%	1,701
Wells Fargo & Co.	303	0.20%	1,595
Mastercard, Inc. — Class A	36	0.21%	1,053
BlackRock, Inc. — Class A	10	0.13%	311
Citigroup, Inc.	108	0.13%	90

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
American Express Co.	53	0.12%	$(224)
Sabra Health Care REIT, Inc.	660	0.19%	(316)
Prudential Financial, Inc.	329	0.50%	(379)
Brandywine Realty Trust	1,912	0.41%	(972)
Total Financial			74,367
Industrial
Caterpillar, Inc.	126	0.49%	13,327
AGCO Corp.	163	0.39%	12,677
Acuity Brands, Inc.	220	0.60%	11,969
Snap-on, Inc.	103	0.39%	11,714
Vishay Intertechnology, Inc.	1,583	0.63%	10,964
Oshkosh Corp.	250	0.49%	10,490
Owens Corning	303	0.46%	10,469
TE Connectivity Ltd.	139	0.30%	8,627
General Dynamics Corp.	325	0.98%	7,964
Timken Co.	269	0.36%	7,099
Arrow Electronics, Inc.	260	0.48%	6,705
Hubbell, Inc.	127	0.39%	6,654
3M Co.	222	0.71%	5,695
Lincoln Electric Holdings, Inc.	129	0.26%	5,196
Eaton Corporation plc	155	0.36%	5,167
Waters Corp.	57	0.27%	4,950
Trane Technologies plc	189	0.52%	3,993
Union Pacific Corp.	145	0.53%	2,777
Parker-Hannifin Corp.	139	0.73%	2,341
Energizer Holdings, Inc.	389	0.31%	2,126
Masco Corp.	460	0.46%	1,890
Lennox International, Inc.	52	0.27%	1,828
Northrop Grumman Corp.	75	0.40%	1,758
O-I Glass, Inc.	925	0.23%	1,747
Berry Global Group, Inc.	194	0.20%	1,362
Agilent Technologies, Inc.	200	0.42%	1,299
Mettler-Toledo International, Inc.	13	0.25%	1,270
Westinghouse Air Brake Technologies Corp.	239	0.31%	1,241
AECOM	230	0.24%	1,034
Westrock Co.	223	0.19%	961
CSX Corp.	286	0.46%	884
Sanmina Corp.	394	0.27%	704
Deere & Co.	32	0.20%	637
United Parcel Service, Inc. — Class B	47	0.13%	562
Norfolk Southern Corp.	85	0.38%	519
Honeywell International, Inc.	37	0.13%	356
Lockheed Martin Corp.	114	0.70%	278
Fortive Corp.	368	0.43%	176
Donaldson Company, Inc.	238	0.23%	(292)
Hillenbrand, Inc.	313	0.25%	(758)
Total Industrial			168,360
Consumer, Cyclical
Gentherm, Inc.	477	0.60%	18,165
Lear Corp.	149	0.45%	11,117
Cummins, Inc.	106	0.46%	9,431
AutoNation, Inc.	338	0.52%	7,865
Gentex Corp.	1,114	0.66%	7,091
Brunswick Corp.	184	0.29%	6,749
AutoZone, Inc.	28	0.65%	6,638
Genuine Parts Co.	332	0.64%	5,637
Lowe's Companies, Inc.	170	0.54%	5,494
Lennar Corp. — Class A	212	0.36%	4,769
Home Depot, Inc.	44	0.22%	4,258
MSC Industrial Direct Company, Inc. — Class A	274	0.41%	4,127
Dolby Laboratories, Inc. — Class A	130	0.21%	3,348
PACCAR, Inc.	256	0.40%	3,163
PulteGroup, Inc.	372	0.32%	2,960
Best Buy Company, Inc.	293	0.56%	1,831
O'Reilly Automotive, Inc.	43	0.36%	1,733
McDonald's Corp.	56	0.21%	1,541
Walmart, Inc.	90	0.20%	1,020
Costco Wholesale Corp.	24	0.14%	227
Allison Transmission Holdings, Inc.	891	0.60%	(435)
Tesla, Inc.	12	0.13%	(2,236)
Total Consumer, Cyclical			104,493
Technology
Apple, Inc.	565	1.17%	35,558
Microsoft Corp.	280	1.10%	26,949
Seagate Technology plc	543	0.69%	13,850
HP, Inc.	879	0.46%	12,781
Kulicke & Soffa Industries, Inc.	493	0.40%	9,640
Texas Instruments, Inc.	116	0.36%	8,902
NetApp, Inc.	287	0.35%	8,811
CDK Global, Inc.	510	0.46%	8,091
KLA Corp.	54	0.30%	7,439
Intel Corp.	511	0.54%	6,223
SS&C Technologies Holdings, Inc.	875	1.02%	6,131
Dell Technologies, Inc. — Class C	358	0.52%	5,458
Oracle Corp.	302	0.35%	5,243
Microchip Technology, Inc.	89	0.23%	3,990
International Business Machines Corp.	496	1.10%	3,944
Cirrus Logic, Inc.	204	0.29%	3,272
Skyworks Solutions, Inc.	69	0.21%	3,058
QUALCOMM, Inc.	61	0.13%	2,280
Adobe, Inc.	17	0.13%	2,209
Accenture plc — Class A	69	0.32%	2,104
Broadcom, Inc.	26	0.20%	1,725
Dropbox, Inc. — Class A	795	0.35%	1,583
Qorvo, Inc.	106	0.32%	1,275
Cerner Corp.	539	0.64%	1,006
Fiserv, Inc.	148	0.29%	824
Cognizant Technology Solutions Corp. — Class A	255	0.33%	811
VMware, Inc. — Class A	114	0.28%	651
Paychex, Inc.	149	0.24%	635
NVIDIA Corp.	25	0.22%	190
Western Digital Corp.	184	0.20%	(574)
CSG Systems International, Inc.	291	0.22%	(710)
Bandwidth, Inc. — Class A	138	0.29%	(5,726)
Total Technology			177,623
Communications
Alphabet, Inc. — Class C	22	0.77%	20,379

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Amazon.com, Inc.	16	0.82%	$16,717
Facebook, Inc. — Class A	148	0.72%	12,511
Cisco Systems, Inc.	1,217	1.05%	11,648
Viavi Solutions, Inc.	2,920	0.76%	8,369
Discovery, Inc. — Class A	642	0.46%	6,749
Juniper Networks, Inc.	1,403	0.59%	4,026
Ciena Corp.	494	0.45%	3,604
Motorola Solutions, Inc.	114	0.36%	3,316
Comcast Corp. — Class A	227	0.20%	2,886
Walt Disney Co.	79	0.24%	2,602
T-Mobile US, Inc.	250	0.52%	2,599
Cogent Communications Holdings, Inc.	326	0.37%	2,586
Omnicom Group, Inc.	299	0.37%	2,406
Netflix, Inc.	15	0.13%	1,283
VeriSign, Inc.	152	0.50%	986
Charter Communications, Inc. — Class A	48	0.49%	(51)
InterDigital, Inc.	279	0.29%	(359)
Sirius XM Holdings, Inc.	3,650	0.37%	(502)
Verizon Communications, Inc.	1,174	1.13%	(835)
Vonage Holdings Corp.	1,400	0.27%	(1,256)
AT&T, Inc.	1,031	0.52%	(2,438)
Total Communications			97,226
Basic Materials
International Paper Co.	210	0.20%	505
Total MS Equity Long Custom Basket			$876,249

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Realty Income Corp.	2,779	(2.07)%	9,675
Agree Realty Corp.	2,274	(1.80)%	4,241
Global Net Lease, Inc.	2,631	(0.56)%	3,605
JBG SMITH Properties	2,161	(0.81)%	3,408
Goldman Sachs Group, Inc.	440	(1.69)%	3,374
UDR, Inc.	837	(0.43)%	3,353
Federal Realty Investment Trust	473	(0.56)%	2,557
CyrusOne, Inc.	685	(0.54)%	2,072
QTS Realty Trust, Inc. — Class A	711	(0.52)%	1,856
Kilroy Realty Corp.	913	(0.70)%	1,454
Nasdaq, Inc.	410	(0.71)%	(122)
CubeSmart	1,303	(0.58)%	(862)
Host Hotels & Resorts, Inc.	3,416	(0.68)%	(863)
Life Storage, Inc.	628	(0.63)%	(957)
KKR & Company, Inc. — Class A	1,018	(0.58)%	(1,490)
Digital Realty Trust, Inc.	373	(0.62)%	(2,002)
Intercontinental Exchange, Inc.	655	(0.86)%	(2,034)
CME Group, Inc. — Class A	361	(0.86)%	(2,141)
Equity LifeStyle Properties, Inc.	1,045	(0.78)%	(2,621)
Americold Realty Trust	1,855	(0.84)%	(3,146)
Medical Properties Trust, Inc.	3,920	(0.98)%	(3,890)
Duke Realty Corp.	1,378	(0.68)%	(4,829)
Healthpeak Properties, Inc.	2,424	(0.90)%	(6,052)
Prologis, Inc.	839	(1.04)%	(6,574)
Equinix, Inc.	113	(0.90)%	(6,580)
S&T Bancorp, Inc.	1,191	(0.47)%	(7,035)
Camden Property Trust	885	(1.14)%	(8,136)
Rayonier, Inc.	1,732	(0.66)%	(8,704)
TFS Financial Corp.	2,281	(0.54)%	(9,269)
Terreno Realty Corp.	984	(0.67)%	(9,903)
First Midwest Bancorp, Inc.	1,610	(0.41)%	(10,517)
Southside Bancshares, Inc.	1,286	(0.58)%	(10,678)
Alleghany Corp.	191	(1.40)%	(10,713)
EastGroup Properties, Inc.	508	(0.85)%	(11,991)
Howard Hughes Corp.	660	(0.74)%	(13,038)
First Industrial Realty Trust, Inc.	3,312	(1.78)%	(13,050)
Ares Management Corp. — Class A	1,364	(0.90)%	(13,087)
American Tower Corp. — Class A	418	(1.17)%	(14,908)
Loews Corp.	1,183	(0.71)%	(14,971)
Brookline Bancorp, Inc.	4,324	(0.76)%	(19,285)
Sun Communities, Inc.	742	(1.31)%	(19,622)
First Financial Bankshares, Inc.	1,756	(0.96)%	(24,342)
Rexford Industrial Realty, Inc.	2,234	(1.32)%	(28,942)
First Republic Bank	681	(1.33)%	(41,166)
Total Financial			(297,925)
Basic Materials
Southern Copper Corp.	849	(0.68)%	2,458
LyondellBasell Industries N.V. — Class A	453	(0.55)%	1,791
Westlake Chemical Corp.	411	(0.43)%	(215)
Royal Gold, Inc.	344	(0.43)%	(450)
PPG Industries, Inc.	651	(1.15)%	(1,730)
Steel Dynamics, Inc.	1,205	(0.72)%	(3,659)
Huntsman Corp.	2,325	(0.79)%	(6,337)
Axalta Coating Systems Ltd.	1,977	(0.69)%	(7,109)
RPM International, Inc.	528	(0.57)%	(10,743)
Air Products and Chemicals, Inc.	579	(1.91)%	(11,025)
Nucor Corp.	803	(0.76)%	(11,236)
United States Steel Corp.	2,257	(0.69)%	(11,637)
Balchem Corp.	718	(1.06)%	(21,618)
Quaker Chemical Corp.	334	(0.96)%	(23,451)
Celanese Corp. — Class A	624	(1.10)%	(27,217)
Linde plc	547	(1.80)%	(28,233)
Freeport-McMoRan, Inc.	1,692	(0.65)%	(30,494)
Albemarle Corp.	428	(0.73)%	(30,612)
Total Basic Materials			(221,517)
Energy
Valero Energy Corp.	817	(0.69)%	5,286
Chevron Corp.	890	(1.09)%	4,415
Exxon Mobil Corp.	891	(0.58)%	4,202
Cheniere Energy, Inc.	830	(0.70)%	(178)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
NOV, Inc.	2,272	(0.37)%	$(5,204)
Pioneer Natural Resources Co.	223	(0.42)%	(5,882)
Hess Corp.	429	(0.36)%	(7,718)
Phillips 66	1,290	(1.23)%	(8,543)
Schlumberger N.V.	3,216	(1.03)%	(8,981)
ChampionX Corp.	5,231	(1.33)%	(31,420)
Ovintiv, Inc.	4,724	(1.32)%	(46,146)
Total Energy			(100,169)
Consumer, Cyclical
Lululemon Athletica, Inc.	275	(0.99)%	12,484
IAA, Inc.	709	(0.46)%	5,721
Wingstop, Inc.	205	(0.31)%	(1,427)
Copart, Inc.	794	(1.01)%	(4,901)
Avient Corp.	2,524	(1.40)%	(5,281)
TJX Companies, Inc.	633	(0.49)%	(5,499)
NIKE, Inc. — Class B	602	(0.94)%	(10,210)
Delta Air Lines, Inc.	1,045	(0.59)%	(10,482)
Live Nation Entertainment, Inc.	409	(0.41)%	(13,347)
Alaska Air Group, Inc.	927	(0.75)%	(15,736)
Hilton Worldwide Holdings, Inc.	695	(0.99)%	(16,062)
Burlington Stores, Inc.	268	(0.94)%	(21,028)
Starbucks Corp.	867	(1.11)%	(26,420)
Southwest Airlines Co.	1,545	(1.11)%	(26,961)
Scotts Miracle-Gro Co. — Class A	319	(0.92)%	(37,748)
Total Consumer, Cyclical			(176,897)
Consumer, Non-cyclical
Nevro Corp.	548	(0.90)%	15,150
Verisk Analytics, Inc. — Class A	416	(0.86)%	5,014
CoStar Group, Inc.	84	(0.81)%	1,512
Moody's Corp.	146	(0.51)%	(3,584)
Equifax, Inc.	368	(0.78)%	(5,920)
Avalara, Inc.	171	(0.27)%	(6,678)
WD-40 Co.	117	(0.42)%	(8,143)
Avery Dennison Corp.	326	(0.70)%	(24,346)
Total Consumer, Non-cyclical			(26,995)
Technology
Pegasystems, Inc.	486	(0.65)%	3,369
Clarivate plc	1,941	(0.60)%	1,198
Coupa Software, Inc.	87	(0.26)%	(402)
Rapid7, Inc.	604	(0.53)%	(979)
Tyler Technologies, Inc.	60	(0.30)%	(2,075)
Smartsheet, Inc. — Class A	382	(0.29)%	(6,501)
Varonis Systems, Inc.	705	(0.42)%	(8,820)
HubSpot, Inc.	55	(0.29)%	(10,155)
Total Technology			(24,365)
Industrial
Worthington Industries, Inc.	715	(0.56)%	2,542
Exponent, Inc.	371	(0.42)%	(208)
Raytheon Technologies Corp.	637	(0.58)%	(1,255)
TransDigm Group, Inc.	81	(0.56)%	(2,414)
US Ecology, Inc.	944	(0.46)%	(3,883)
HEICO Corp.	290	(0.43)%	(4,650)
Boeing Co.	105	(0.31)%	(4,938)
Ball Corp.	1,452	(1.44)%	(9,835)
Martin Marietta Materials, Inc.	210	(0.83)%	(13,457)
Crown Holdings, Inc.	593	(0.67)%	(13,564)
AptarGroup, Inc.	1,041	(1.73)%	(15,073)
Vulcan Materials Co.	385	(0.76)%	(17,479)
Ingersoll Rand, Inc.	1,970	(1.14)%	(17,819)
Tetra Tech, Inc.	455	(0.72)%	(18,942)
Casella Waste Systems, Inc. — Class A	1,260	(0.94)%	(20,915)
Total Industrial			(141,890)
Communications
Q2 Holdings, Inc.	402	(0.47)%	(7,274)
Liberty Broadband Corp. — Class C	881	(1.55)%	(9,062)
Zendesk, Inc.	380	(0.58)%	(10,527)
Total Communications			(26,863)
Utilities
ALLETE, Inc.	557	(0.44)%	(844)
California Water Service Group	914	(0.59)%	(3,251)
Total Utilities			(4,095)
Total MS Equity Short Custom Basket			$(1,020,716)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
MetLife, Inc.	991	1.00%	$17,840
Hartford Financial Services Group, Inc.	298	0.33%	8,331
Berkshire Hathaway, Inc. — Class B	183	0.78%	8,134
JPMorgan Chase & Co.	127	0.32%	6,183
Aflac, Inc.	484	0.41%	6,002
Allstate Corp.	348	0.66%	5,534
Synchrony Financial	458	0.31%	5,378
Bank of America Corp.	317	0.20%	4,744
Travelers Companies, Inc.	209	0.52%	4,528
Western Union Co.	605	0.25%	2,981
Highwoods Properties, Inc.	930	0.66%	1,845
Visa, Inc. — Class A	52	0.18%	1,724
Wells Fargo & Co.	303	0.20%	1,611
Mastercard, Inc. — Class A	36	0.21%	1,053
BlackRock, Inc. — Class A	10	0.13%	291
Citigroup, Inc.	108	0.13%	80
American Express Co.	53	0.12%	(243)
Sabra Health Care REIT, Inc.	660	0.19%	(310)
Prudential Financial, Inc.	329	0.50%	(374)
Brandywine Realty Trust	1,912	0.41%	(961)
Total Financial			74,371
Communications
Alphabet, Inc. — Class C	22	0.78%	21,776
Amazon.com, Inc.	16	0.82%	16,615
Facebook, Inc. — Class A	148	0.72%	12,502
Cisco Systems, Inc.	1,217	1.05%	11,649
Viavi Solutions, Inc.	2,920	0.76%	8,151
Discovery, Inc. — Class A	642	0.46%	6,745
Juniper Networks, Inc.	1,403	0.59%	4,071
Ciena Corp.	494	0.45%	3,624
Motorola Solutions, Inc.	114	0.36%	3,329
Comcast Corp. — Class A	227	0.20%	2,884
Walt Disney Co.	79	0.24%	2,619
T-Mobile US, Inc.	250	0.52%	2,601
Cogent Communications Holdings, Inc.	326	0.37%	2,587
Omnicom Group, Inc.	299	0.37%	1,765
Verizon Communications, Inc.	1,174	1.13%	1,628
Netflix, Inc.	15	0.13%	1,284
VeriSign, Inc.	152	0.50%	990
Charter Communications, Inc. — Class A	48	0.49%	(41)
InterDigital, Inc.	279	0.29%	(383)
Sirius XM Holdings, Inc.	3,650	0.37%	(523)
Vonage Holdings Corp.	1,400	0.28%	(1,228)
AT&T, Inc.	1,031	0.52%	(3,027)
Total Communications			99,618
Consumer, Non-cyclical
United Rentals, Inc.	122	0.69%	21,854
McKesson Corp.	325	1.05%	14,407
Amgen, Inc.	241	1.00%	11,807
Quanta Services, Inc.	316	0.46%	11,250
Cardinal Health, Inc.	662	0.67%	10,990
Molson Coors Beverage Co. — Class B	1,188	1.01%	10,804
Johnson & Johnson	393	1.07%	9,744
Altria Group, Inc.	1,055	0.90%	9,457
United Therapeutics Corp.	190	0.53%	8,628
Kraft Heinz Co.	1,069	0.71%	8,261
Procter & Gamble Co.	425	0.96%	6,898
J M Smucker Co.	415	0.87%	6,666
Philip Morris International, Inc.	618	0.91%	6,238
Cigna Corp.	101	0.41%	4,896
H&R Block, Inc.	1,044	0.38%	4,840
DaVita, Inc.	229	0.41%	4,643
CVS Health Corp.	257	0.32%	4,200
Laboratory Corporation of America Holdings	74	0.31%	4,128
Sprouts Farmers Market, Inc.	863	0.38%	4,116
Anthem, Inc.	35	0.21%	3,791
Tyson Foods, Inc. — Class A	382	0.47%	3,726
Abbott Laboratories	164	0.33%	3,334
UnitedHealth Group, Inc.	38	0.23%	3,132
Colgate-Palmolive Co.	646	0.85%	3,017
Conagra Brands, Inc.	1,183	0.74%	2,994
Eli Lilly & Co.	37	0.11%	2,950
Vector Group Ltd.	1,289	0.30%	2,879
USANA Health Sciences, Inc.	117	0.19%	2,646
Ingredion, Inc.	279	0.42%	2,611
Kroger Co.	687	0.41%	2,588
Medtronic plc	136	0.27%	2,510
Kellogg Co.	653	0.69%	2,387
Post Holdings, Inc.	202	0.35%	2,254
Campbell Soup Co.	1,209	1.01%	2,250
Hill-Rom Holdings, Inc.	138	0.25%	2,137
Prestige Consumer Healthcare, Inc.	287	0.21%	2,121
Thermo Fisher Scientific, Inc.	25	0.19%	2,119
Constellation Brands, Inc. — Class A	58	0.22%	1,950
General Mills, Inc.	884	0.90%	1,895
PayPal Holdings, Inc.	48	0.19%	1,870
Humana, Inc.	113	0.79%	1,366
Quest Diagnostics, Inc.	175	0.37%	1,331
Bristol-Myers Squibb Co.	909	0.95%	996
Coca-Cola Co.	536	0.47%	846
Hologic, Inc.	245	0.30%	809
Mondelez International, Inc. — Class A	140	0.14%	768
PepsiCo, Inc.	88	0.21%	735
Hershey Co.	99	0.26%	682
Danaher Corp.	36	0.13%	555
AbbVie, Inc.	108	0.19%	452
Becton Dickinson and Co.	72	0.29%	311
John B Sanfilippo & Son, Inc.	267	0.40%	138
Kimberly-Clark Corp.	308	0.71%	124
Encompass Health Corp.	141	0.19%	10
Pfizer, Inc.	1,051	0.63%	3
Perrigo Company plc	291	0.20%	(318)
Boston Scientific Corp.	294	0.19%	(377)
Incyte Corp.	240	0.32%	(449)
Innoviva, Inc.	1,189	0.24%	(732)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
FleetCor Technologies, Inc.	48	0.21%	$(803)
Regeneron Pharmaceuticals, Inc.	52	0.41%	(1,459)
Merck & Company, Inc.	768	0.98%	(1,482)
Ionis Pharmaceuticals, Inc.	335	0.25%	(2,890)
Gilead Sciences, Inc.	571	0.61%	(3,365)
Total Consumer, Non-cyclical			216,239
Consumer, Cyclical
Gentherm, Inc.	477	0.61%	18,297
Lear Corp.	149	0.45%	11,131
Cummins, Inc.	106	0.46%	9,413
AutoNation, Inc.	338	0.52%	7,820
Gentex Corp.	1,114	0.66%	7,108
Brunswick Corp.	184	0.29%	6,772
AutoZone, Inc.	28	0.65%	6,685
Genuine Parts Co.	332	0.64%	5,680
Lowe's Companies, Inc.	170	0.54%	5,513
Lennar Corp. — Class A	212	0.36%	4,749
MSC Industrial Direct Company, Inc. — Class A	274	0.41%	4,112
Home Depot, Inc.	44	0.22%	3,961
Dolby Laboratories, Inc. — Class A	130	0.21%	3,351
PACCAR, Inc.	256	0.40%	3,147
PulteGroup, Inc.	372	0.32%	2,974
Best Buy Company, Inc.	293	0.56%	1,796
O'Reilly Automotive, Inc.	43	0.36%	1,790
McDonald's Corp.	56	0.21%	1,569
Walmart, Inc.	61	0.14%	834
Costco Wholesale Corp.	24	0.14%	200
Allison Transmission Holdings, Inc.	891	0.60%	24
Tesla, Inc.	12	0.13%	(2,103)
Total Consumer, Cyclical			104,823
Technology
Apple, Inc.	565	1.17%	34,780
Microsoft Corp.	280	1.10%	23,503
Seagate Technology plc	543	0.69%	13,853
HP, Inc.	879	0.46%	12,803
Kulicke & Soffa Industries, Inc.	493	0.40%	9,693
Texas Instruments, Inc.	116	0.36%	8,919
NetApp, Inc.	287	0.35%	8,822
CDK Global, Inc.	510	0.46%	8,096
Intel Corp.	511	0.54%	7,618
KLA Corp.	54	0.30%	7,429
SS&C Technologies Holdings, Inc.	875	1.02%	6,132
Dell Technologies, Inc. — Class C	358	0.52%	5,460
Oracle Corp.	302	0.35%	4,918
Microchip Technology, Inc.	89	0.23%	3,993
International Business Machines Corp.	496	1.10%	3,867
Cirrus Logic, Inc.	204	0.29%	3,298
Skyworks Solutions, Inc.	69	0.21%	3,067
QUALCOMM, Inc.	61	0.13%	2,251
Adobe, Inc.	17	0.13%	2,202
Accenture plc — Class A	69	0.32%	2,029
Broadcom, Inc.	26	0.20%	1,684
Dropbox, Inc. — Class A	795	0.35%	1,556
Qorvo, Inc.	106	0.32%	1,272
Cerner Corp.	539	0.64%	1,015
Fiserv, Inc.	148	0.29%	822
Cognizant Technology Solutions Corp. — Class A	255	0.33%	810
VMware, Inc. — Class A	114	0.29%	646
Paychex, Inc.	149	0.24%	635
NVIDIA Corp.	25	0.22%	174
Western Digital Corp.	184	0.20%	(599)
CSG Systems International, Inc.	291	0.22%	(713)
Bandwidth, Inc. — Class A	138	0.29%	(5,707)
Total Technology			174,328
Utilities
UGI Corp.	1,089	0.74%	5,623
Public Service Enterprise Group, Inc.	897	0.90%	4,077
Southern Co.	826	0.85%	4,057
CenterPoint Energy, Inc.	1,096	0.41%	3,222
IDACORP, Inc.	413	0.69%	3,116
Exelon Corp.	987	0.72%	2,910
Evergy, Inc.	914	0.90%	2,243
DTE Energy Co.	193	0.43%	1,653
Pinnacle West Capital Corp.	368	0.50%	1,296
NiSource, Inc.	1,587	0.64%	1,130
Sempra Energy	115	0.25%	1,067
OGE Energy Corp.	1,074	0.58%	1,021
Duke Energy Corp.	497	0.80%	951
Consolidated Edison, Inc.	540	0.67%	754
PPL Corp.	1,880	0.90%	485
ONE Gas, Inc.	486	0.62%	182
Dominion Energy, Inc.	37	0.05%	110
NextEra Energy, Inc.	105	0.13%	105
AES Corp.	426	0.19%	(383)
Southwest Gas Holdings, Inc.	421	0.48%	(516)
Total Utilities			33,103
Industrial
Caterpillar, Inc.	126	0.51%	13,262
AGCO Corp.	163	0.39%	12,660
Acuity Brands, Inc.	220	0.60%	12,002
Snap-on, Inc.	103	0.39%	11,665
Vishay Intertechnology, Inc.	1,583	0.63%	10,930
Owens Corning	303	0.46%	10,499
Oshkosh Corp.	250	0.49%	9,899
TE Connectivity Ltd.	139	0.30%	8,621
General Dynamics Corp.	325	0.98%	8,060
Timken Co.	269	0.36%	7,149
Arrow Electronics, Inc.	260	0.48%	6,663
Hubbell, Inc.	127	0.39%	6,651
3M Co.	222	0.71%	5,729
Eaton Corporation plc	155	0.36%	5,162
Lincoln Electric Holdings, Inc.	129	0.26%	5,149
Waters Corp.	57	0.27%	4,938
Trane Technologies plc	189	0.52%	4,064
Union Pacific Corp.	145	0.53%	2,792
Parker-Hannifin Corp.	139	0.73%	2,331
Energizer Holdings, Inc.	389	0.31%	2,129

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Masco Corp.	460	0.46%	$1,881
Lennox International, Inc.	52	0.27%	1,836
Northrop Grumman Corp.	75	0.40%	1,773
O-I Glass, Inc.	925	0.23%	1,728
Berry Global Group, Inc.	194	0.20%	1,365
Agilent Technologies, Inc.	200	0.42%	1,314
Mettler-Toledo International, Inc.	13	0.25%	1,269
Westinghouse Air Brake Technologies Corp.	239	0.31%	1,241
AECOM	230	0.25%	1,026
Westrock Co.	223	0.19%	969
CSX Corp.	286	0.46%	864
Sanmina Corp.	394	0.27%	698
Deere & Co.	32	0.20%	581
United Parcel Service, Inc. — Class B	47	0.13%	565
Norfolk Southern Corp.	85	0.38%	531
Honeywell International, Inc.	37	0.13%	333
Lockheed Martin Corp.	114	0.70%	251
Fortive Corp.	368	0.43%	164
Donaldson Company, Inc.	238	0.23%	(301)
Hillenbrand, Inc.	313	0.25%	(759)
Total Industrial			167,684
Basic Materials
International Paper Co.	210	0.19%	516
Total GS Equity Long Custom Basket			$870,682

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Morgan Stanley	2,610	(2.36)%	11,027
Realty Income Corp.	2,779	(2.06)%	10,084
Global Net Lease, Inc.	2,631	(0.55)%	3,594
JBG SMITH Properties	2,161	(0.80)%	3,411
UDR, Inc.	837	(0.43)%	3,332
Federal Realty Investment Trust	473	(0.56)%	2,815
CyrusOne, Inc.	685	(0.54)%	1,954
Kilroy Realty Corp.	913	(0.70)%	1,478
Nasdaq, Inc.	410	(0.70)%	(106)
CubeSmart	1,303	(0.57)%	(683)
Host Hotels & Resorts, Inc.	3,416	(0.67)%	(692)
Life Storage, Inc.	628	(0.63)%	(911)
KKR & Company, Inc. — Class A	1,018	(0.58)%	(1,444)
Agree Realty Corp.	2,274	(1.78)%	(1,706)
Digital Realty Trust, Inc.	373	(0.61)%	(1,967)
Intercontinental Exchange, Inc.	655	(0.85)%	(2,032)
CME Group, Inc. — Class A	361	(0.86)%	(2,238)
Equity LifeStyle Properties, Inc.	1,045	(0.77)%	(2,578)
Medical Properties Trust, Inc.	3,920	(0.97)%	(3,903)
Duke Realty Corp.	1,378	(0.67)%	(4,913)
QTS Realty Trust, Inc. — Class A	711	(0.51)%	(5,421)
Equinix, Inc.	113	(0.89)%	(5,479)
Healthpeak Properties, Inc.	2,424	(0.90)%	(6,084)
Prologis, Inc.	839	(1.04)%	(6,438)
S&T Bancorp, Inc.	1,191	(0.46)%	(7,035)
Camden Property Trust	885	(1.13)%	(8,120)
Americold Realty Trust	1,855	(0.83)%	(8,521)
Terreno Realty Corp.	984	(0.66)%	(8,576)
Rayonier, Inc.	1,732	(0.65)%	(8,642)
TFS Financial Corp.	2,281	(0.54)%	(9,299)
Alleghany Corp.	191	(1.39)%	(10,387)
First Midwest Bancorp, Inc.	1,610	(0.41)%	(10,429)
Southside Bancshares, Inc.	1,286	(0.58)%	(10,815)
EastGroup Properties, Inc.	508	(0.85)%	(11,577)
Howard Hughes Corp.	660	(0.73)%	(12,853)
Ares Management Corp. — Class A	1,364	(0.89)%	(12,988)
First Industrial Realty Trust, Inc.	3,312	(1.77)%	(13,068)
Sun Communities, Inc.	742	(1.30)%	(14,471)
American Tower Corp. — Class A	418	(1.16)%	(14,905)
Loews Corp.	1,183	(0.71)%	(14,945)
Brookline Bancorp, Inc.	4,324	(0.76)%	(19,311)
Rexford Industrial Realty, Inc.	2,234	(1.31)%	(22,730)
First Financial Bankshares, Inc.	1,756	(0.96)%	(24,334)
First Republic Bank	681	(1.32)%	(40,994)
Total Financial			(292,900)
Basic Materials
Southern Copper Corp.	849	(0.67)%	2,639
LyondellBasell Industries N.V. — Class A	453	(0.55)%	1,790
Westlake Chemical Corp.	411	(0.43)%	(144)
Royal Gold, Inc.	344	(0.43)%	(376)
PPG Industries, Inc.	651	(1.14)%	(1,691)
Steel Dynamics, Inc.	1,205	(0.71)%	(3,820)
Huntsman Corp.	2,325	(0.78)%	(6,284)
Axalta Coating Systems Ltd.	1,977	(0.68)%	(7,070)
Air Products and Chemicals, Inc.	579	(1.90)%	(10,937)
RPM International, Inc.	528	(0.56)%	(10,977)
Nucor Corp.	803	(0.75)%	(11,315)
United States Steel Corp.	2,257	(0.69)%	(11,632)
Balchem Corp.	718	(1.05)%	(20,088)
Quaker Chemical Corp.	334	(0.95)%	(23,619)
Celanese Corp. — Class A	624	(1.09)%	(27,249)
Linde plc	547	(1.79)%	(28,235)
Freeport-McMoRan, Inc.	1,692	(0.65)%	(30,484)
Albemarle Corp.	428	(0.73)%	(30,677)
Total Basic Materials			(220,169)
Utilities
ALLETE, Inc.	557	(0.44)%	(854)
California Water Service Group	914	(0.60)%	(3,182)
Total Utilities			(4,036)
Industrial
Worthington Industries, Inc.	715	(0.56)%	2,529

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Exponent, Inc.	371	(0.42)%	$(122)
Raytheon Technologies Corp.	637	(0.57)%	(1,209)
TransDigm Group, Inc.	81	(0.55)%	(2,447)
US Ecology, Inc.	944	(0.46)%	(3,900)
HEICO Corp.	290	(0.42)%	(4,600)
Boeing Co.	105	(0.31)%	(4,955)
Ball Corp.	1,452	(1.43)%	(9,745)
Martin Marietta Materials, Inc.	210	(0.82)%	(13,482)
Crown Holdings, Inc.	593	(0.67)%	(13,609)
AptarGroup, Inc.	1,041	(1.72)%	(15,023)
Vulcan Materials Co.	385	(0.76)%	(17,533)
Ingersoll Rand, Inc.	1,970	(1.13)%	(17,825)
Tetra Tech, Inc.	455	(0.72)%	(18,940)
Casella Waste Systems, Inc. — Class A	1,260	(0.94)%	(20,959)
Total Industrial			(141,820)
Consumer, Non-cyclical
Nevro Corp.	548	(0.89)%	15,622
Verisk Analytics, Inc. — Class A	416	(0.86)%	5,027
CoStar Group, Inc.	84	(0.80)%	1,433
Moody's Corp.	146	(0.51)%	(3,611)
Avalara, Inc.	171	(0.27)%	(5,538)
Equifax, Inc.	368	(0.78)%	(5,980)
WD-40 Co.	117	(0.42)%	(8,174)
Avery Dennison Corp.	326	(0.71)%	(24,423)
Total Consumer, Non-cyclical			(25,644)
Energy
Valero Energy Corp.	817	(0.68)%	5,302
Chevron Corp.	890	(1.09)%	4,482
Exxon Mobil Corp.	891	(0.58)%	4,246
Cheniere Energy, Inc.	830	(0.70)%	(82)
NOV, Inc.	2,272	(0.36)%	(5,222)
Pioneer Natural Resources Co.	223	(0.41)%	(5,921)
Hess Corp.	429	(0.35)%	(7,731)
Phillips 66	1,290	(1.23)%	(8,549)
Schlumberger N.V.	3,216	(1.02)%	(8,618)
ChampionX Corp.	5,231	(1.32)%	(30,822)
Ovintiv, Inc.	4,724	(1.31)%	(45,602)
Total Energy			(98,517)
Consumer, Cyclical
Lululemon Athletica, Inc.	275	(0.98)%	12,424
IAA, Inc.	709	(0.46)%	5,771
Wingstop, Inc.	205	(0.30)%	(1,429)
Copart, Inc.	794	(1.00)%	(4,901)
Avient Corp.	2,524	(1.39)%	(4,920)
TJX Companies, Inc.	633	(0.49)%	(5,464)
NIKE, Inc. — Class B	602	(0.93)%	(10,228)
Delta Air Lines, Inc.	1,045	(0.59)%	(10,477)
Live Nation Entertainment, Inc.	409	(0.40)%	(13,308)
Alaska Air Group, Inc.	927	(0.75)%	(15,935)
Hilton Worldwide Holdings, Inc.	695	(0.98)%	(15,994)
Burlington Stores, Inc.	268	(0.93)%	(21,328)
Starbucks Corp.	867	(1.10)%	(26,453)
Southwest Airlines Co.	1,545	(1.10)%	(26,933)
Scotts Miracle-Gro Co. — Class A	319	(0.91)%	(37,714)
Total Consumer, Cyclical			(176,889)
Technology
Pegasystems, Inc.	486	(0.65)%	3,400
Clarivate plc	1,941	(0.60)%	1,179
Coupa Software, Inc.	87	(0.26)%	(383)
Rapid7, Inc.	604	(0.52)%	(718)
Tyler Technologies, Inc.	60	(0.30)%	(2,086)
Smartsheet, Inc. — Class A	382	(0.28)%	(6,512)
Varonis Systems, Inc.	705	(0.42)%	(8,725)
HubSpot, Inc.	55	(0.29)%	(9,918)
Total Technology			(23,763)
Communications
Q2 Holdings, Inc.	402	(0.47)%	(6,356)
Liberty Broadband Corp. — Class C	881	(1.54)%	(9,015)
Zendesk, Inc.	380	(0.59)%	(10,452)
Total Communications			(25,823)
Total GS Equity Short Custom Basket			$(1,009,561)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity custom basket swap collateral at March 31, 2021.
[2]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[3]	Rate indicated is the 7-day yield as of March 31, 2021.
[4]	Securities lending collateral — See Note 5.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,059,650	$—	$—	$25,059,650
Money Market Fund	497,231	—	—	497,231
Securities Lending Collateral	138,607	—	—	138,607
Equity Custom Basket Swap Agreements**	—	1,746,931	—	1,746,931
Total Assets	$25,695,488	$1,746,931	$—	$27,442,419

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$2,030,277	$—	$2,030,277

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 32.4%
Financial - 8.0%
Signature Bank	50	$11,305
Medical Properties Trust, Inc. REIT	510	10,853
Camden Property Trust REIT	86	9,452
Brown & Brown, Inc.	206	9,416
East West Bancorp, Inc.	124	9,151
First Horizon Corp.	488	8,252
Jones Lang LaSalle, Inc.*	45	8,057
Reinsurance Group of America, Inc. — Class A	60	7,563
Alleghany Corp.*	12	7,516
Omega Healthcare Investors, Inc. REIT	204	7,473
RenaissanceRe Holdings Ltd.	45	7,211
CyrusOne, Inc. REIT	106	7,178
Lamar Advertising Co. — Class A REIT	76	7,138
Commerce Bancshares, Inc.	93	7,125
American Financial Group, Inc.	62	7,074
STORE Capital Corp. REIT	211	7,069
National Retail Properties, Inc. REIT	154	6,787
SEI Investments Co.	105	6,398
TCF Financial Corp.	134	6,226
Prosperity Bancshares, Inc.	82	6,141
Kilroy Realty Corp. REIT	93	6,104
Synovus Financial Corp.	131	5,993
Pinnacle Financial Partners, Inc.	67	5,940
Stifel Financial Corp.	92	5,894
Rexford Industrial Realty, Inc. REIT	116	5,846
First Financial Bankshares, Inc.	125	5,841
Life Storage, Inc. REIT	66	5,673
Apartment Income REIT Corp.	131	5,602
Affiliated Managers Group, Inc.	37	5,514
First American Financial Corp.	97	5,495
Old Republic International Corp.	249	5,438
Jefferies Financial Group, Inc.	178	5,358
Cullen/Frost Bankers, Inc.	49	5,329
SLM Corp.	295	5,301
Brixmor Property Group, Inc. REIT	261	5,280
American Campus Communities, Inc. REIT	121	5,224
First Industrial Realty Trust, Inc. REIT	114	5,220
Interactive Brokers Group, Inc. — Class A	71	5,186
New York Community Bancorp, Inc.	410	5,174
Primerica, Inc.	35	5,174
EastGroup Properties, Inc. REIT	35	5,015
Alliance Data Systems Corp.	44	4,932
Valley National Bancorp	357	4,905
Evercore, Inc. — Class A	37	4,874
Glacier Bancorp, Inc.	84	4,795
Essent Group Ltd.	99	4,702
Janus Henderson Group plc	150	4,672
Cousins Properties, Inc. REIT	131	4,631
CoreSite Realty Corp. REIT	38	4,554
Douglas Emmett, Inc. REIT	145	4,553
Park Hotels & Resorts, Inc. REIT*	208	4,489
CIT Group, Inc.	87	4,481
United Bankshares, Inc.	113	4,360
Webster Financial Corp.	79	4,354
Bank OZK	106	4,330
Kemper Corp.	54	4,305
Spirit Realty Capital, Inc. REIT	101	4,292
SL Green Realty Corp. REIT	60	4,199
Hanover Insurance Group, Inc.	32	4,143
MGIC Investment Corp.	298	4,127
PacWest Bancorp	103	3,929
Sterling Bancorp	170	3,913
Highwoods Properties, Inc. REIT	91	3,908
RLI Corp.	35	3,905
Rayonier, Inc. REIT	121	3,902
Selective Insurance Group, Inc.	53	3,845
Wintrust Financial Corp.	50	3,790
Healthcare Realty Trust, Inc. REIT	123	3,729
Home BancShares, Inc.	134	3,625
Hudson Pacific Properties, Inc. REIT	133	3,608
FNB Corp.	283	3,594
UMB Financial Corp.	38	3,509
Brighthouse Financial, Inc.*	77	3,407
Umpqua Holdings Corp.	194	3,405
Physicians Realty Trust REIT	185	3,269
Sabra Health Care REIT, In	185	3,212
Hancock Whitney Corp.	76	3,193
Bank of Hawaii Corp.	35	3,132
Kinsale Capital Group, Inc.	19	3,131
PotlatchDeltic Corp. REIT	59	3,122
Texas Capital Bancshares, Inc.*	44	3,120
JBG SMITH Properties REIT	97	3,084
EPR Properties REIT	66	3,075
CNO Financial Group, Inc.	118	2,866
Associated Banc-Corp.	134	2,860
Weingarten Realty Investors REIT	106	2,852
Pebblebrook Hotel Trust REIT	115	2,793
PS Business Parks, Inc. REIT	18	2,782
BancorpSouth Bank	85	2,761
Cathay General Bancorp	66	2,691
Corporate Office Properties Trust REIT	99	2,607
Federated Hermes, Inc. — Class B	83	2,598
PROG Holdings, Inc.	60	2,597
Fulton Financial Corp.	143	2,435
Navient Corp.	162	2,318
International Bancshares Corp.	49	2,275
LendingTree, Inc.*	10	2,130
Washington Federal, Inc.	67	2,064
Trustmark Corp.	56	1,885
Service Properties Trust REIT	145	1,720
Urban Edge Properties REIT	97	1,602

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 32.4% (continued)
Financial - 8.0% (continued)
Genworth Financial, Inc. — Class A*	445	$1,477
Mercury General Corp.	23	1,399
Macerich Co. REIT[1]	102	1,193
Total Financial		486,996
Industrial - 6.6%
Cognex Corp.	155	12,863
XPO Logistics, Inc.*	90	11,097
Graco, Inc.	148	10,600
Toro Co.	95	9,798
Nordson Corp.	48	9,537
Lennox International, Inc.	30	9,348
Trex Company, Inc.*	102	9,337
Universal Display Corp.	38	8,997
Hubbell, Inc.	48	8,971
Owens Corning	92	8,472
Builders FirstSource, Inc.*	182	8,439
AECOM*	130	8,334
Middleby Corp.*	49	8,122
AptarGroup, Inc.	57	8,075
Axon Enterprise, Inc.*	56	7,976
AGCO Corp.	54	7,757
Carlisle Companies, Inc.	47	7,735
Arrow Electronics, Inc.*	66	7,314
Oshkosh Corp.	60	7,120
ITT, Inc.	76	6,909
Tetra Tech, Inc.	48	6,514
Donaldson Company, Inc.	111	6,456
Lincoln Electric Holdings, Inc.	52	6,393
II-VI, Inc.*	92	6,290
Woodward, Inc.	52	6,273
Jabil, Inc.	119	6,207
TopBuild Corp.*	29	6,074
Littelfuse, Inc.	22	5,818
Landstar System, Inc.	34	5,612
Sonoco Products Co.	88	5,571
MDU Resources Group, Inc.	176	5,564
Stericycle, Inc.*	81	5,468
EMCOR Group, Inc.	48	5,384
Coherent, Inc.*	21	5,311
Acuity Brands, Inc.	32	5,280
Louisiana-Pacific Corp.	94	5,213
Knight-Swift Transportation Holdings, Inc.	108	5,194
Regal Beloit Corp.	36	5,136
National Instruments Corp.	116	5,009
Eagle Materials, Inc.*	37	4,973
Timken Co.	60	4,870
MSA Safety, Inc.	32	4,801
KBR, Inc.	124	4,760
MasTec, Inc.*	50	4,685
Valmont Industries, Inc.	19	4,516
Vontier Corp.*	147	4,450
Colfax Corp.*	101	4,425
Flowserve Corp.	114	4,424
Curtiss-Wright Corp.	36	4,270
Hexcel Corp.*	74	4,144
SYNNEX Corp.	36	4,134
nVent Electric plc	148	4,131
Crane Co.	43	4,038
Simpson Manufacturing Company, Inc.	38	3,942
Clean Harbors, Inc.*	44	3,699
Avnet, Inc.	87	3,611
Ryder System, Inc.	47	3,556
Mercury Systems, Inc.*	49	3,462
EnerSys	38	3,450
Kirby Corp.*	53	3,195
Kennametal, Inc.	73	2,918
Silgan Holdings, Inc.	69	2,900
GATX Corp.	31	2,875
Vishay Intertechnology, Inc.	117	2,817
Terex Corp.	61	2,810
Fluor Corp.*	110	2,540
Dycom Industries, Inc.*	27	2,507
Energizer Holdings, Inc.	51	2,421
Werner Enterprises, Inc.	50	2,358
Trinity Industries, Inc.	72	2,051
Worthington Industries, Inc.	30	2,012
Belden, Inc.	39	1,730
Greif, Inc. — Class A	23	1,311
Total Industrial		404,354
Consumer, Non-cyclical - 5.8%
Bio-Techne Corp.	34	12,986
Charles River Laboratories International, Inc.*	44	12,753
Molina Healthcare, Inc.*	51	11,922
Darling Ingredients, Inc.*	143	10,522
Masimo Corp.*	45	10,335
Boston Beer Company, Inc. — Class A*	8	9,650
Repligen Corp.*	45	8,748
PRA Health Sciences, Inc.*	57	8,740
Jazz Pharmaceuticals plc*	50	8,219
WEX, Inc.*	39	8,160
Penumbra, Inc.*	30	8,117
Neurocrine Biosciences, Inc.*	82	7,974
Amedisys, Inc.*	29	7,679
Service Corporation International	149	7,606
Encompass Health Corp.	87	7,125
United Therapeutics Corp.*	39	6,524
Chemed Corp.	14	6,437
Hill-Rom Holdings, Inc.	58	6,408
Exelixis, Inc.*	274	6,190
Arrowhead Pharmaceuticals, Inc.*	91	6,034
Paylocity Holding Corp.*	33	5,934
Post Holdings, Inc.*	53	5,603
Syneos Health, Inc.*	73	5,537
LHC Group, Inc.*	28	5,354
Ingredion, Inc.	59	5,305
CoreLogic, Inc.	64	5,072
Haemonetics Corp.*	45	4,995
HealthEquity, Inc.*	73	4,964
Tenet Healthcare Corp.*	93	4,836
ManpowerGroup, Inc.	48	4,747
Halozyme Therapeutics, Inc.*	112	4,669
ASGN, Inc.*	47	4,486
Acadia Healthcare Company, Inc.*	78	4,457

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 32.4% (continued)
Consumer, Non-cyclical - 5.8% (continued)
Helen of Troy Ltd.*	21	$4,424
Grand Canyon Education, Inc.*	41	4,391
Quidel Corp.*	34	4,350
STAAR Surgical Co.*	41	4,322
Integra LifeSciences Holdings Corp.*	62	4,284
FTI Consulting, Inc.*	30	4,203
Globus Medical, Inc. — Class A*	68	4,194
Neogen Corp.*	47	4,178
Sabre Corp.*	279	4,132
Flowers Foods, Inc.	173	4,117
Medpace Holdings, Inc.*	24	3,937
Emergent BioSolutions, Inc.*	40	3,716
H&R Block, Inc.	161	3,510
ICU Medical, Inc.*	17	3,492
Brink's Co.	44	3,486
Avis Budget Group, Inc.*	45	3,264
Nektar Therapeutics*	160	3,200
LivaNova plc*	43	3,170
Hain Celestial Group, Inc.*	72	3,139
LiveRamp Holdings, Inc.*	59	3,061
Lancaster Colony Corp.	17	2,981
NuVasive, Inc.*	45	2,950
Grocery Outlet Holding Corp.*	76	2,804
Sprouts Farmers Market, Inc.*	104	2,769
Sanderson Farms, Inc.	17	2,648
Cantel Medical Corp.*	33	2,635
Insperity, Inc.	31	2,596
TreeHouse Foods, Inc.*	49	2,560
Patterson Companies, Inc.	76	2,428
Ligand Pharmaceuticals, Inc. — Class B*	15	2,287
Graham Holdings Co. — Class B	4	2,250
Coty, Inc. — Class A*	249	2,243
John Wiley & Sons, Inc. — Class A	38	2,060
Strategic Education, Inc.	21	1,930
Avanos Medical, Inc.*	42	1,837
Adtalem Global Education, Inc.*	44	1,740
WW International, Inc.*	42	1,314
Pilgrim's Pride Corp.*	43	1,023
Tootsie Roll Industries, Inc.	16	545
Total Consumer, Non-cyclical		356,258
Consumer, Cyclical - 5.2%
Williams-Sonoma, Inc.	67	12,006
Five Below, Inc.*	49	9,349
Lithia Motors, Inc. — Class A	23	8,972
Scotts Miracle-Gro Co. — Class A	36	8,819
Lear Corp.	48	8,700
RH*	14	8,352
Kohl's Corp.	139	8,286
Deckers Outdoor Corp.*	25	8,261
Gentex Corp.	214	7,633
Watsco, Inc.	29	7,562
Casey's General Stores, Inc.	32	6,918
Churchill Downs, Inc.	30	6,823
Polaris, Inc.	51	6,809
Capri Holdings Ltd.*	133	6,783
Thor Industries, Inc.	49	6,602
IAA, Inc.*	118	6,506
Brunswick Corp.	68	6,485
Marriott Vacations Worldwide Corp.*	36	6,270
Tempur Sealy International, Inc.	168	6,142
Mattel, Inc.*	306	6,095
Wyndham Hotels & Resorts, Inc.	82	5,722
JetBlue Airways Corp.*	278	5,655
Toll Brothers, Inc.	99	5,616
Texas Roadhouse, Inc. — Class A*	58	5,564
BJ's Wholesale Club Holdings, Inc.*	121	5,428
Harley-Davidson, Inc.	135	5,413
Foot Locker, Inc.	92	5,175
Skechers USA, Inc. — Class A*	120	5,005
YETI Holdings, Inc.*	66	4,766
Fox Factory Holding Corp.*	37	4,701
Travel + Leisure Co.	76	4,648
AutoNation, Inc.*	48	4,475
Dick's Sporting Goods, Inc.	58	4,417
Ollie's Bargain Outlet Holdings, Inc.*	50	4,350
Boyd Gaming Corp.*	71	4,186
American Eagle Outfitters, Inc.	132	3,860
Avient Corp.	80	3,782
MSC Industrial Direct Company, Inc. — Class A	41	3,698
Adient plc*	83	3,669
Nordstrom, Inc.*	96	3,636
Cracker Barrel Old Country Store, Inc.	21	3,630
KB Home	78	3,629
Goodyear Tire & Rubber Co.*	205	3,602
Taylor Morrison Home Corp. — Class A*	113	3,482
Carter's, Inc.*	39	3,468
Wingstop, Inc.	26	3,306
Univar Solutions, Inc.*	149	3,209
Wendy's Co.	157	3,181
Murphy USA, Inc.	22	3,180
Six Flags Entertainment Corp.*	67	3,114
Dana, Inc.	127	3,090
Visteon Corp.*	25	3,049
Columbia Sportswear Co.	27	2,852
Choice Hotels International, Inc.*	25	2,683
Papa John's International, Inc.	29	2,571
Nu Skin Enterprises, Inc. — Class A	45	2,380
FirstCash, Inc.	36	2,364
Urban Outfitters, Inc.*	60	2,231
Jack in the Box, Inc.	20	2,196
Herman Miller, Inc.	52	2,140
Tri Pointe Homes, Inc.*	105	2,138
World Fuel Services Corp.	56	1,971
Cinemark Holdings, Inc.*	95	1,939
Scientific Games Corp. — Class A*	49	1,887
Healthcare Services Group, Inc.	66	1,850
KAR Auction Services, Inc.*	114	1,710
Total Consumer, Cyclical		317,991

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 32.4% (continued)
Technology - 2.6%
PTC, Inc.*	92	$12,664
Fair Isaac Corp.*	26	12,637
Cree, Inc.*	101	10,921
Ceridian HCM Holding, Inc.*	115	9,691
MKS Instruments, Inc.	49	9,086
Manhattan Associates, Inc.*	56	6,573
Lumentum Holdings, Inc.*	67	6,121
CDK Global, Inc.	107	5,784
Concentrix Corp.*	37	5,540
Silicon Laboratories, Inc.*	39	5,502
CACI International, Inc. — Class A*	22	5,427
Brooks Automation, Inc.	65	5,307
MAXIMUS, Inc.	54	4,808
CMC Materials, Inc.	26	4,596
J2 Global, Inc.*	37	4,435
NCR Corp.*	114	4,326
Cirrus Logic, Inc.*	51	4,324
Science Applications International Corp.	51	4,263
Synaptics, Inc.*	31	4,198
Sailpoint Technologies Holdings, Inc.*	80	4,051
Semtech Corp.*	57	3,933
ACI Worldwide, Inc.*	103	3,919
Teradata Corp.*	96	3,700
Xerox Holdings Corp.	146	3,543
Perspecta, Inc.	120	3,486
Qualys, Inc.*	30	3,143
Blackbaud, Inc.*	43	3,057
CommVault Systems, Inc.*	41	2,645
Amkor Technology, Inc.	94	2,229
NetScout Systems, Inc.*	65	1,830
Total Technology		161,739
Basic Materials - 1.4%
RPM International, Inc.	114	10,471
Steel Dynamics, Inc.	176	8,934
Reliance Steel & Aluminum Co.	56	8,528
Cleveland-Cliffs, Inc.*	404	8,125
Royal Gold, Inc.	58	6,242
United States Steel Corp.	231	6,045
Olin Corp.	126	4,784
Ashland Global Holdings, Inc.	48	4,261
Valvoline, Inc.	160	4,171
Chemours Co.	145	4,047
Commercial Metals Co.	106	3,269
Sensient Technologies Corp.	37	2,886
Ingevity Corp.*	36	2,719
Cabot Corp.	50	2,622
NewMarket Corp.	6	2,281
Minerals Technologies, Inc.	30	2,260
Compass Minerals International, Inc.	30	1,881
Domtar Corp.	48	1,774
Total Basic Materials		85,300
Communications - 1.0%
FactSet Research Systems, Inc.	33	10,183
Cable One, Inc.	5	9,142
Ciena Corp.*	136	7,442
New York Times Co. — Class A	128	6,479
Grubhub, Inc.*	82	4,920
TripAdvisor, Inc.*	85	4,572
Iridium Communications, Inc.*	104	4,290
TEGNA, Inc.	193	3,634
Viasat, Inc.*	57	2,740
Yelp, Inc. — Class A*	62	2,418
World Wrestling Entertainment, Inc. — Class A	41	2,225
Telephone & Data Systems, Inc.	88	2,021
InterDigital, Inc.	27	1,713
Total Communications		61,779
Utilities - 1.0%
Essential Utilities, Inc.	196	8,771
UGI Corp.	183	7,505
OGE Energy Corp.	176	5,695
IDACORP, Inc.	44	4,399
Hawaiian Electric Industries, Inc.	96	4,265
National Fuel Gas Co.	80	3,999
PNM Resources, Inc.	75	3,679
Black Hills Corp.	55	3,672
ONE Gas, Inc.	47	3,615
Southwest Gas Holdings, Inc.	50	3,435
New Jersey Resources Corp.	85	3,389
Spire, Inc.	45	3,325
ALLETE, Inc.	46	3,091
NorthWestern Corp.	45	2,934
Total Utilities		61,774
Energy - 0.8%
SolarEdge Technologies, Inc.*	45	12,935
Sunrun, Inc.*	141	8,528
First Solar, Inc.*	75	6,547
Cimarex Energy Co.	90	5,345
Equities Corp.*	245	4,552
ChampionX Corp.*	164	3,564
Equitrans Midstream Corp.	359	2,929
CNX Resources Corp.*	193	2,837
Antero Midstream Corp.	252	2,276
Murphy Oil Corp.	127	2,084
Total Energy		51,597
Total Common Stocks
(Cost $1,168,119)		1,987,788

MUTUAL FUNDS† - 34.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	122,926	1,224,340
Guggenheim Strategy Fund II2	34,986	873,947
Total Mutual Funds
(Cost $2,076,757)		2,098,287

	Face Amount
U.S. TREASURY BILLS†† - 13.5%
U.S. Treasury Bills
0.09% due 04/01/21[3,4]	$400,000	400,000
0.01% due 04/22/21[4,5]	28,000	28,000

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
U.S. TREASURY BILLS†† - 13.5% (continued)
U.S. Cash Management Bill
0.03% due 08/03/21[4]	$400,000	$399,960
Total U.S. Treasury Bills
(Cost $827,960)		827,960

REPURCHASE AGREEMENTS††,6 - 23.4%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21[3]	767,761	767,761
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21[3]	349,062	349,062
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21[3]	318,573	318,573
Total Repurchase Agreements
(Cost $1,435,396)		1,435,396

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[8]	882	882
Total Securities Lending Collateral
(Cost $882)		882
Total Investments - 103.6%
(Cost $5,509,114)		$6,350,313
Other Assets & Liabilities, net - (3.6)%		(221,376)
Total Net Assets - 100.0%		$6,128,937

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	2	Jun 2021	$521,320	$(6,743)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P MidCap 400 Index	0.44% (1 Week USD LIBOR + 0.35%)	At Maturity	04/07/21	1,450	$3,782,314	$99,158
Goldman Sachs International	S&P MidCap 400 Index	0.49% (1 Week USD LIBOR + 0.40%)	At Maturity	04/08/21	781	2,038,227	59,000
BNP Paribas	S&P MidCap 400 Index	0.56% (1 Month USD LIBOR + 0.45%)	At Maturity	04/08/21	335	873,179	24,215
						$6,693,720	$182,373

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at March 31, 2021.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2021.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,987,788	$—	$—	$1,987,788
Mutual Funds	2,098,287	—	—	2,098,287
U.S. Treasury Bills	—	827,960	—	827,960
Repurchase Agreements	—	1,435,396	—	1,435,396
Securities Lending Collateral	882	—	—	882
Equity Index Swap Agreements**	—	182,373	—	182,373
Total Assets	$4,086,957	$2,445,729	$—	$6,532,686

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$6,743	$—	$—	$6,743

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$857,565	$15,703	$–	$–	$679	$873,947	34,986	$2,786
Guggenheim Ultra Short Duration Fund — Institutional Class	1,134,053	92,652	–	–	(2,365)	1,224,340	122,926	2,750
	$1,991,618	$108,355	$–	$–	$(1,686)	$2,098,287		$5,536

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 47.9%
Technology - 13.9%
Inphi Corp.*,1	4,871	$869,035
Maxim Integrated Products, Inc.[1]	8,800	804,056
Slack Technologies, Inc. — Class A*	17,950	729,308
Xilinx, Inc.[1]	4,452	551,603
Glu Mobile, Inc.*	38,827	484,561
RealPage, Inc.*	5,534	482,565
Change Healthcare, Inc.*,1	19,576	432,630
Cubic Corp.	5,198	387,615
Talend S.A. ADR*	5,649	359,502
Perspecta, Inc.	12,236	355,456
MTS Systems Corp.*	4,132	240,482
Total Technology		5,696,813
Consumer, Non-cyclical - 11.8%
Varian Medical Systems, Inc.*,1	5,637	995,099
Alexion Pharmaceuticals, Inc.*	4,433	677,850
IHS Markit Ltd.[1]	6,237	603,617
HMS Holdings Corp.*	15,981	590,898
Magellan Health, Inc.*,1	5,158	480,932
Cantel Medical Corp.*	3,258	260,119
PRA Health Sciences, Inc.*,1	1,582	242,568
GenMark Diagnostics, Inc.*	10,103	241,462
CoreLogic, Inc.	3,020	239,335
Five Prime Therapeutics, Inc.*	6,318	237,999
Cardtronics plc — Class A*	6,109	237,029
Total Consumer, Non-cyclical		4,806,908
Consumer, Cyclical - 6.2%
Navistar International Corp.*	13,935	613,558
Michaels Companies, Inc.*	25,040	549,378
Sportsman's Warehouse Holdings, Inc.*,1	29,894	515,372
Cooper Tire & Rubber Co.[1]	8,644	483,891
Extended Stay America, Inc.	18,882	372,920
Total Consumer, Cyclical		2,535,119
Financial - 6.1%
Willis Towers Watson plc[1]	4,510	1,032,249
CIT Group, Inc.	7,570	389,931
TCF Financial Corp.	6,644	308,680
Waddell & Reed Financial, Inc. — Class A	9,572	239,778
People's United Financial, Inc.[1]	13,115	234,759
Athene Holding Ltd. — Class A*	4,550	229,320
Genworth Financial, Inc. — Class A*	13,585	45,102
Total Financial		2,479,819
Industrial - 5.7%
Forterra, Inc.*,1	20,929	486,599
FLIR Systems, Inc.	6,584	371,799
Coherent, Inc.*,1	1,153	291,582
Aegion Corp. — Class A*	9,251	265,966
Kansas City Southern	924	243,862
SEACOR Holdings, Inc.*	5,856	238,632
GasLog Ltd.	40,883	235,895
Aerojet Rocketdyne Holdings, Inc.	4,096	192,348
Total Industrial		2,326,683
Communications - 3.0%
Cincinnati Bell, Inc.*,1	33,133	508,592
NIC, Inc.	14,385	488,083
Tribune Publishing Co.*	13,950	250,960
Total Communications		1,247,635
Utilities - 1.2%
PNM Resources, Inc.[1]	9,715	476,521
Total Common Stocks
(Cost $18,982,739)		19,569,498

MASTER LIMITED PARTNERSHIPS† - 0.4%
Energy - 0.4%
Enable Midstream Partners, LP	24,798	160,691
Total Master Limited Partnerships
(Cost $171,565)		160,691

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Lantheus Holdings, Inc.*	41,807	–
Alexion Pharmaceuticals, Inc.*	32,749	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 23.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	266,508	2,654,418
Guggenheim Strategy Fund III[2]	98,073	2,465,546
Guggenheim Strategy Fund II2	87,127	2,176,423
Guggenheim Variable Insurance Strategy Fund III[2]	85,578	2,144,591
Total Mutual Funds
(Cost $9,397,132)		9,440,978

CLOSED-END FUNDS† - 8.8%
LMP Capital and Income Fund, Inc.	8,659	109,984
BlackRock California Municipal Income Trust[3]	7,588	108,964
Nuveen New Jersey Quality Municipal Income Fund	7,486	108,397
Apollo Senior Floating Rate Fund, Inc.	7,274	108,092
Nuveen Short Duration Credit Opportunities Fund	7,643	107,919
Apollo Tactical Income Fund, Inc.[3]	7,249	107,865
Ivy High Income Opportunities Fund	7,848	107,047
PGIM Global High Yield Fund, Inc.[3]	7,146	106,618
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.[3]	17,637	106,175
Virtus AllianzGI Convertible & Income Fund[3]	18,569	105,101
Virtus AllianzGI Convertible & Income Fund II	21,052	104,839
Western Asset Inflation-Linked Opportunities & Income Fund	8,596	104,527
BlackRock Floating Rate Income Strategies Fund, Inc.	7,857	102,141
PGIM High Yield Bond Fund, Inc.	6,493	101,680

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
CLOSED-END FUNDS† - 8.8% (continued)
BlackRock Floating Rate Income Trust	8,108	$101,431
Tortoise Power and Energy Infrastructure Fund, Inc.	7,812	94,447
Nuveen Floating Rate Income Fund	9,706	93,760
Nuveen Floating Rate Income Opportunity Fund	9,801	93,501
Nuveen Senior Income Fund[3]	16,261	91,224
Invesco Senior Income Trust	21,233	89,179
Royce Micro-Capital Trust, Inc.[3]	7,886	89,112
First Trust High Income Long/Short Fund	5,690	86,033
Nuveen Ohio Quality Municipal Income Fund[3]	4,776	74,506
Nuveen New York AMT-Free Quality Municipal Income Fund[3]	5,328	72,727
CBRE Clarion Global Real Estate Income Fund	9,133	71,329
Franklin Universal Trust	8,915	66,863
Invesco Pennsylvania Value Municipal Income Trust[3]	4,999	65,237
Nuveen Pennsylvania Quality Municipal Income Fund	3,964	56,923
Nuveen Real Asset Income and Growth Fund	3,843	56,569
General American Investors Company, Inc.	1,333	53,107
Lazard Global Total Return and Income Fund, Inc.[3]	2,516	48,383
Miller/Howard High Dividend Fund	4,062	38,995
BlackRock MuniYield Pennsylvania Quality Fund	2,518	37,115
Neuberger Berman California Municipal Fund, Inc.[3]	2,732	36,909
Nuveen Georgia Quality Municipal Income Fund	2,694	35,049
Gabelli Convertible and Income Securities Fund, Inc.[3]	4,975	30,298
Gabelli Global Small and Mid Capital Value Trust	2,048	29,880
Nuveen Real Estate Income Fund	2,982	28,597
Eaton Vance New York Municipal Bond Fund[3]	2,242	27,352
Neuberger Berman New York Municipal Fund, Inc.[3]	1,858	22,853
Gabelli Healthcare & WellnessRx Trust	1,080	13,457
Clough Global Equity Fund	813	12,349
Nuveen Global High Income Fund	579	8,957
John Hancock Tax-Advantaged Global Shareholder Yield Fund	1,204	7,730
Aberdeen Global Premier Properties Fund	1,287	7,658
Nuveen Tax-Advantaged Total Return Strategy Fund	701	7,529
Nuveen Core Equity Alpha Fund	493	7,498
New Ireland Fund, Inc.	663	7,479
BlackRock Limited Duration Income Trust	446	7,470
Nuveen Tax-Advantaged Dividend Growth Fund	494	7,464
Gabelli Dividend & Income Trust	311	7,452
Tri-Continental Corp.	229	7,426
Eaton Vance Tax-Advantaged Global Dividend Income Fund	388	7,407
Source Capital, Inc.	169	7,394
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	281	7,382
Aberdeen Total Dynamic Dividend Fund	774	7,376
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	796	7,355
Eaton Vance Municipal Income Trust	534	7,353
First Trust Dynamic Europe Equity Income Fund	577	7,328
Adams Diversified Equity Fund, Inc.	401	7,322
Invesco Dynamic Credit Opportunities Fund	641	7,288
Aberdeen Global Dynamic Dividend Fund	654	7,286
Western Asset High Income Opportunity Fund, Inc.	1,434	7,285
Barings Global Short Duration High Yield Fund	453	7,284
Sprott Focus Trust, Inc.	930	7,282
Eaton Vance Floating-Rate Income Plus Fund	447	7,277
Putnam Master Intermediate Income Trust	1,684	7,275
Nuveen Maryland Quality Municipal Income Fund	512	7,250
DWS Municipal Income Trust	622	7,246
BlackRock Corporate High Yield Fund, Inc.	617	7,244
Eaton Vance Senior Floating-Rate Trust	525	7,240
Invesco High Income Trust II	520	7,238
Invesco Quality Municipal Income Trust	558	7,237
Nuveen New York Quality Municipal Income Fund	507	7,225
Wells Fargo Income Opportunities Fund	856	7,225
Nuveen AMT-Free Quality Municipal Income Fund	487	7,217
BlackRock Debt Strategies Fund, Inc.	656	7,216
Korea Fund, Inc.	166	7,203
European Equity Fund, Inc.	676	7,202
Nuveen California Quality Municipal Income Fund	484	7,192
Federated Hermes Premier Municipal Income Fund	494	7,178

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
CLOSED-END FUNDS† - 8.8% (continued)
Pioneer Municipal High Income Trust	580	$7,175
Credit Suisse High Yield Bond Fund	2,977	7,175
BlackRock MuniHoldings New York Quality Fund, Inc.	509	7,172
Royce Value Trust, Inc.	396	7,172
BlackRock Muni Intermediate Duration Fund, Inc.	476	7,159
BlackRock MuniYield New York Quality Fund, Inc.	532	7,155
MFS Investment Grade Municipal Trust	729	7,152
BNY Mellon High Yield Strategies Fund	2,313	7,147
Eaton Vance Municipal Bond Fund	537	7,142
Eaton Vance New York Municipal Income Trust	494	7,138
DWS Strategic Municipal Income Trust	603	7,134
Nuveen Credit Strategies Income Fund	1,097	7,131
Nuveen California Municipal Value Fund, Inc.	697	7,123
Nuveen Quality Municipal Income Fund	470	7,116
Invesco Value Municipal Income Trust	454	7,114
Pioneer Diversified High Income Trust	485	7,105
First Trust Senior Floating Rate Income Fund II	577	7,074
Voya Prime Rate Trust	1,524	7,071
Central and Eastern Europe Fund, Inc.	293	7,055
Aberdeen Japan Equity Fund, Inc.	779	7,027
New Germany Fund, Inc.	355	7,018
Western Asset Inflation - Linked Securities & Income Fund	548	7,009
Swiss Helvetia Fund, Inc.	797	7,006
Delaware Investments Colorado Municipal Income Fund, Inc.	495	6,998
Calamos Convertible Opportunities and Income Fund	491	6,982
AllianceBernstein National Municipal Income Fund, Inc.	489	6,963
Calamos Convertible and High Income Fund	464	6,918
Virtus AllianzGI Diversified Income & Convertible Fund	211	6,632
Herzfeld Caribbean Basin Fund, Inc.	1,047	6,156
Liberty All-Star Equity Fund	25	193
Total Closed-End Funds
(Cost $3,240,299)		3,598,616

	Face Amount
U.S. TREASURY BILLS†† - 11.2%
U.S. Treasury Bills
0.08% due 04/08/21[1,4,5]	$2,570,000	2,569,996
0.01% due 04/22/21[5,6]	2,001,000	2,000,986
Total U.S. Treasury Bills
(Cost $4,570,943)		4,570,982

REPURCHASE AGREEMENTS††,7 - 3.3%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21[4]	729,328	729,328
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21[4]	331,588	331,588
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21[4]	302,626	302,626
Total Repurchase Agreements
(Cost $1,363,542)		1,363,542

	Shares
SECURITIES LENDING COLLATERAL†,8 - 1.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[9]	592,644	592,644
Total Securities Lending Collateral
(Cost $592,644)		592,644
Total Investments - 96.2%
(Cost $38,318,864)		$39,296,951

COMMON STOCKS SOLD SHORT† - (16.2)%
Consumer, Cyclical - (0.3)%
Goodyear Tire & Rubber Co.*	7,840	(137,749)
Industrial - (1.1)%
II-VI, Inc.*	1,049	(71,720)
Canadian Pacific Railway Ltd.	452	(171,439)
Teledyne Technologies, Inc.*	473	(195,656)
Total Industrial		(438,815)
Consumer, Non-cyclical - (3.5)%
ICON plc*	653	(128,230)
STERIS plc	1,101	(209,719)
AstraZeneca plc ADR	9,417	(468,213)
S&P Global, Inc.	1,770	(624,580)
Total Consumer, Non-cyclical		(1,430,742)
Financial - (5.6)%
M&T Bank Corp.	1,548	(234,692)
Apollo Global Management, Inc.	5,228	(245,768)
Huntington Bancshares, Inc.	19,951	(313,630)
First Citizens BancShares, Inc. — Class A	469	(391,976)
Aon plc — Class A	4,871	(1,120,866)
Total Financial		(2,306,932)
Technology - (5.7)%
salesforce.com, Inc.*	1,393	(295,135)
Marvell Technology Group Ltd.	11,315	(554,209)
Advanced Micro Devices, Inc.*	7,673	(602,330)
Analog Devices, Inc.	5,544	(859,764)
Total Technology		(2,311,438)
Total Common Stocks Sold Short
(Proceeds $6,067,490)		(6,625,676)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
MASTER LIMITED PARTNERSHIPS SOLD SHORT† - (0.4)%
Energy - (0.4)%
Energy Transfer, LP	21,340	$(163,891)
Total Master Limited Partnerships Sold Short
(Proceeds $172,446)		(163,891)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (8.9)%
Utilities Select Sector SPDR Fund	42	(2,690)
iShares Core High Dividend ETF	59	(5,599)
iShares Agency Bond ETF	48	(5,651)
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	114	(6,764)
Health Care Select Sector SPDR Fund	81	(9,456)
VanEck Vectors Gold Miners ETF	317	(10,302)
iShares Mortgage Real Estate ETF	324	(11,424)
iShares Russell 1000 Growth ETF	81	(19,686)
iShares iBoxx $ Investment Grade Corporate Bond ETF	171	(22,239)
Energy Select Sector SPDR Fund	828	(40,621)
Invesco Emerging Markets Sovereign Debt ETF	1,818	(48,668)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	1,108	(57,239)
iShares TIPS Bond ETF	575	(72,162)
iShares U.S. Real Estate ETF	917	(84,309)
Schwab U.S. Aggregate Bond ETF	1,612	(86,967)
iShares Russell 1000 Value ETF	614	(93,052)
SPDR Bloomberg Barclays Convertible Securities ETF	1,687	(140,612)
iShares Russell 2000 Index ETF	750	(165,705)
SPDR S&P 500 ETF Trust	440	(174,385)
iShares MSCI EAFE ETF	2,555	(193,848)
iShares Floating Rate Bond ETF	4,412	(224,041)
iShares National Muni Bond ETF	4,462	(517,815)
iShares iBoxx High Yield Corporate Bond ETF	8,309	(724,379)
Invesco Senior Loan ETF	41,551	(919,524)
Total Exchange-Traded Funds Sold Short
(Proceeds $3,561,125)		(3,637,138)
Total Securities Sold Short - (25.5)%
(Proceeds $9,801,061)		$(10,426,705)
Other Assets & Liabilities, net - 29.3%		11,985,946
Total Net Assets - 100.0%		$40,856,192

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Soybean Futures Contracts	76	Nov 2021	$4,773,750	$255,557
Soybean Meal Futures Contracts	83	Dec 2021	3,299,250	142,012
Corn Futures Contracts	160	Sep 2021	3,968,000	87,943
Soybean Oil Futures Contracts	17	May 2021	539,988	21,912
Lean Hogs Futures Contracts	7	Jun 2021	294,700	15,638
Copper Futures Contracts	1	May 2021	99,613	5,259
LME Primary Aluminum Futures Contracts	3	May 2021	165,019	2,841
LME Zinc Futures Contracts	2	May 2021	140,613	2,619
Natural Gas Futures Contracts	7	Apr 2021	182,210	832
LME Lead Futures Contracts	1	May 2021	49,144	585
Live Cattle Futures Contracts	3	Jun 2021	147,120	331
Cotton #2 Futures Contracts	2	May 2021	80,750	(1,696)
Brent Crude Futures Contracts	7	Apr 2021	440,370	(13,447)
Gasoline RBOB Futures Contracts	6	Apr 2021	494,298	(15,912)
WTI Crude Futures Contracts	7	Apr 2021	415,240	(16,356)
Sugar #11 Futures Contracts	31	Apr 2021	511,773	(33,584)
			$15,601,838	$454,534

Interest Rate Futures Contracts Purchased†
Euro - Bund Futures Contracts	2	Jun 2021	$401,431	$376
Euro - OATS Futures Contracts††	3	Jun 2021	569,114	277
Long Gilt Futures Contracts††	4	Jun 2021	701,893	(1,586)
Australian Government 10 Year Bond Futures Contracts	65	Jun 2021	6,809,124	(30,298)
Canadian Government 10 Year Bond Futures Contracts	91	Jun 2021	10,066,769	(31,165)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased† (continued)
U.S. Treasury 10 Year Note Futures Contracts	81	Jun 2021	$10,614,797	$(35,558)
			$29,163,128	$(97,954)

Currency Futures Contracts Purchased†
Canadian Dollar Futures Contracts	92	Jun 2021	$7,320,900	$26,153
British Pound Futures Contracts	49	Jun 2021	4,222,269	(19,839)
New Zealand Dollar Futures Contracts	37	Jun 2021	2,583,710	(25,531)
Euro FX Futures Contracts	28	Jun 2021	4,110,050	(61,121)
Japanese Yen Futures Contracts	36	Jun 2021	4,066,650	(67,678)
			$22,303,579	$(148,016)

Equity Futures Contracts Purchased†
Tokyo Stock Price Index Futures Contracts	1	Jun 2021	$177,463	$8,056
Amsterdam Index Futures Contracts	1	Apr 2021	164,435	6,018
FTSE MIB Index Futures Contracts††	1	Jun 2021	143,175	3,328
OMX Stockholm 30 Index Futures Contracts	6	Apr 2021	150,075	2,704
SPI 200 Index Futures Contracts	1	Jun 2021	128,865	1,542
S&P/TSX 60 IX Index Futures Contracts	1	Jun 2021	176,995	1,169
CAC 40 10 Euro Index Futures Contracts	2	Apr 2021	142,179	956
Euro STOXX 50 Index Futures Contracts	4	Jun 2021	181,473	160
S&P 500 Index Mini Futures Contracts	1	Jun 2021	198,425	36
Russell 2000 Index Mini Futures Contracts	1	Jun 2021	111,165	9
FTSE 100 Index Futures Contracts	1	Jun 2021	92,045	(43)
IBEX 35 Index Futures Contracts††	1	Apr 2021	100,346	(322)
CBOE Volatility Index Futures Contracts	142	Apr 2021	2,952,180	(174,522)
			$4,718,821	$(150,909)

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	131	Jun 2021	$17,359,138	$273,137
Australian Dollar Futures Contracts	42	Jun 2021	3,191,160	47,989
			$20,550,298	$321,126

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	148	Jun 2021	$3,504,640	$255,283
CBOE Volatility Index Futures Contracts	20	Jul 2021	486,600	41,194
CBOE Volatility Index Futures Contracts	73	May 2021	1,660,750	22,515
			$5,651,990	$318,992

Interest Rate Futures Contracts Sold Short†
Long Gilt Futures Contracts	44	Jun 2021	$7,720,820	$18,324
Euro - OATS Futures Contracts	47	Jun 2021	8,916,112	9,578
Euro - Bund Futures Contracts	54	Jun 2021	10,838,626	7,232
Euro - BTP Italian Government Bond Futures Contracts††	45	Jun 2021	7,873,417	5,272
Euro - 30 year Bond Futures Contracts	1	Jun 2021	241,370	247
U.S. Treasury Long Bond Futures Contracts	4	Jun 2021	619,750	(1,360)
U.S. Treasury Ultra Long Bond Futures Contracts	2	Jun 2021	364,063	(1,560)
			$36,574,158	$37,733

Commodity Futures Contracts Sold Short†
Low Sulphur Gas Oil Futures Contracts	7	May 2021	$348,600	$8,013
Coffee 'C' Futures Contracts	9	May 2021	418,331	6,440
NY Harbor ULSD Futures Contracts	5	Apr 2021	372,351	6,438
Hard Red Winter Wheat Futures Contracts	14	May 2021	403,725	3,429
Gold 100 oz. Futures Contracts	1	Jun 2021	170,880	1,567
Soybean Meal Futures Contracts	4	May 2021	169,280	(12)
Cocoa Futures Contracts	2	May 2021	47,020	(66)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Sold Short† (continued)
Wheat Futures Contracts	13	May 2021	$402,188	$(738)
Cattle Feeder Futures Contracts	12	May 2021	898,500	(11,974)
Corn Futures Contracts	33	May 2021	931,013	(16,599)
Corn Futures Contracts	78	Jul 2021	2,135,250	(19,796)
Soybean Futures Contracts	28	May 2021	2,011,450	(31,709)
Soybean Futures Contracts	27	Jul 2021	1,927,463	(55,318)
Soybean Meal Futures Contracts	45	Jul 2021	1,911,150	(93,925)
			$12,147,201	$(204,250)

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements ††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	0.47% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	$8,598,484	$1,219,881
Goldman Sachs International	GS Long/Short Equity Custom Basket	0.52% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	8,598,485	1,198,527
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	0.47% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	5,108,650	440,407
Goldman Sachs International	GS Equity Market Neutral Custom Basket	0.52% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	5,108,650	389,979
					$27,414,269	$3,248,794
OTC Custom Basket Swap Agreements Sold Short ††
Goldman Sachs International	GS Equity Market Neutral Custom Basket	(0.13)% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$5,050,726	$(267,562)
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	(0.23)% (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	5,050,726	(268,591)
Goldman Sachs International	GS Long/Short Equity Custom Basket	(0.13)% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	5,143,945	(503,970)
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	(0.23)% (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	5,102,614	(508,564)
					$20,348,011	$(1,548,687)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

MS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Cisco Systems, Inc.	1,806	1.07%	$19,051
Viavi Solutions, Inc.	4,665	0.83%	18,260
Omnicom Group, Inc.	441	0.38%	9,231
Juniper Networks, Inc.	2,319	0.68%	6,906
Discovery, Inc. — Class A	389	0.20%	6,339
Ciena Corp.	823	0.52%	6,189
T-Mobile US, Inc.	397	0.58%	5,951
Motorola Solutions, Inc.	166	0.36%	5,434
Cogent Communications Holdings, Inc.	562	0.45%	4,458
Verizon Communications, Inc.	1,771	1.20%	3,807
Facebook, Inc. — Class A	101	0.35%	3,272
VeriSign, Inc.	237	0.55%	1,537
AT&T, Inc.	1,210	0.43%	811
Charter Communications, Inc. — Class A	69	0.50%	(74)
InterDigital, Inc.	457	0.34%	(587)
Sirius XM Holdings, Inc.	5,604	0.40%	(1,512)
Vonage Holdings Corp.	2,254	0.31%	(2,021)
Total Communications			87,052
Industrial
AGCO Corp.	281	0.47%	21,451
Vishay Intertechnology, Inc.	2,740	0.77%	21,290
Acuity Brands, Inc.	347	0.67%	19,764
Caterpillar, Inc.	168	0.45%	19,339
Snap-on, Inc.	170	0.46%	19,334
Oshkosh Corp.	433	0.60%	19,264
Owens Corning	532	0.57%	17,051
General Dynamics Corp.	537	1.13%	15,353
Timken Co.	470	0.44%	14,918
Arrow Electronics, Inc.	443	0.57%	11,042
Hubbell, Inc.	188	0.41%	9,928
TE Connectivity Ltd.	156	0.23%	9,682
Lincoln Electric Holdings, Inc.	223	0.32%	8,982
Eaton Corporation plc	196	0.32%	8,282
Waters Corp.	92	0.30%	8,078
3M Co.	346	0.78%	7,713
Trane Technologies plc	269	0.52%	6,496
Energizer Holdings, Inc.	670	0.37%	4,467
Parker-Hannifin Corp.	232	0.85%	3,907
Lennox International, Inc.	84	0.30%	3,152
O-I Glass, Inc.	1,593	0.27%	3,008
Masco Corp.	754	0.53%	3,005
Northrop Grumman Corp.	121	0.46%	2,976
Berry Global Group, Inc.	334	0.24%	2,600
Westinghouse Air Brake Technologies Corp.	384	0.35%	1,994
Mettler-Toledo International, Inc.	20	0.27%	1,954
Agilent Technologies, Inc.	300	0.44%	1,949
Westrock Co.	384	0.23%	1,928
Lockheed Martin Corp.	184	0.79%	1,886
AECOM	366	0.27%	1,645
CSX Corp.	446	0.50%	1,379
Union Pacific Corp.	205	0.53%	1,362
Sanmina Corp.	650	0.31%	1,161
Norfolk Southern Corp.	123	0.38%	751
Fortive Corp.	589	0.48%	210
Donaldson Company, Inc.	337	0.23%	(414)
Hillenbrand, Inc.	595	0.33%	(1,442)
Total Industrial			275,445
Consumer, Cyclical
Gentherm, Inc.	734	0.63%	27,616
Lear Corp.	237	0.50%	18,605
Gentex Corp.	1,841	0.76%	18,174
Cummins, Inc.	161	0.49%	16,583
AutoNation, Inc.	563	0.61%	15,612
Brunswick Corp.	318	0.35%	11,614
AutoZone, Inc.	44	0.72%	10,764
Genuine Parts Co.	525	0.71%	9,487
Lennar Corp. — Class A	354	0.42%	8,509
MSC Industrial Direct Company, Inc. — Class A	477	0.50%	8,213
Dolby Laboratories, Inc. — Class A	226	0.26%	7,336
PulteGroup, Inc.	629	0.38%	5,314
Lowe's Companies, Inc.	227	0.50%	5,242
PACCAR, Inc.	385	0.42%	3,831
Best Buy Company, Inc.	472	0.63%	2,950
O'Reilly Automotive, Inc.	59	0.35%	2,377
Allison Transmission Holdings, Inc.	1,558	0.74%	(42)
Total Consumer, Cyclical			172,185
Consumer, Non-cyclical
United Rentals, Inc.	213	0.82%	40,508
McKesson Corp.	548	1.24%	28,714
United Therapeutics Corp.	343	0.67%	21,248
Quanta Services, Inc.	526	0.54%	18,205
Altria Group, Inc.	1,706	1.02%	17,719
Molson Coors Beverage Co. — Class B	2,042	1.21%	16,788
Cardinal Health, Inc.	1,259	0.89%	14,737
Kraft Heinz Co.	1,760	0.82%	14,470
Amgen, Inc.	379	1.10%	14,163
Johnson & Johnson	511	0.98%	13,061
Philip Morris International, Inc.	949	0.98%	12,654
J M Smucker Co.	716	1.05%	12,118
Kimberly-Clark Corp.	452	0.73%	9,542
Cigna Corp.	164	0.46%	9,477
H&R Block, Inc.	1,763	0.45%	9,472
Sprouts Farmers Market, Inc.	1,506	0.47%	8,410
DaVita, Inc.	415	0.52%	7,663
Tyson Foods, Inc. — Class A	648	0.56%	7,602
Laboratory Corporation of America Holdings	130	0.39%	7,249
Conagra Brands, Inc.	1,989	0.87%	6,435
Campbell Soup Co.	1,641	0.96%	4,969
USANA Health Sciences, Inc.	202	0.23%	4,613
Vector Group Ltd.	2,059	0.33%	4,608
Prestige Consumer Healthcare, Inc.	514	0.26%	4,492
Kroger Co.	1,112	0.47%	4,489
Procter & Gamble Co.	523	0.82%	4,347
General Mills, Inc.	1,446	1.03%	4,316

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Post Holdings, Inc.	336	0.41%	$4,245
Kellogg Co.	1,049	0.77%	3,973
Medtronic plc	170	0.23%	3,934
Ingredion, Inc.	469	0.49%	3,774
Hill-Rom Holdings, Inc.	238	0.31%	3,742
Constellation Brands, Inc. — Class A	88	0.23%	3,501
John B Sanfilippo & Son, Inc.	463	0.49%	3,248
CVS Health Corp.	396	0.35%	2,668
Quest Diagnostics, Inc.	320	0.48%	2,449
Gilead Sciences, Inc.	925	0.70%	2,120
Humana, Inc.	188	0.92%	1,901
Colgate-Palmolive Co.	1,063	0.97%	1,761
Abbott Laboratories	169	0.24%	1,208
Pfizer, Inc.	1,461	0.62%	1,181
Coca-Cola Co.	606	0.37%	937
Hershey Co.	134	0.25%	901
Hologic, Inc.	418	0.36%	874
Incyte Corp.	398	0.38%	683
Encompass Health Corp.	244	0.23%	2
Becton Dickinson and Co.	105	0.30%	(25)
Perrigo Company plc	507	0.24%	(475)
Boston Scientific Corp.	506	0.23%	(657)
Bristol-Myers Squibb Co.	1,425	1.05%	(823)
FleetCor Technologies, Inc.	70	0.22%	(1,204)
Innoviva, Inc.	1,996	0.28%	(1,401)
Regeneron Pharmaceuticals, Inc.	86	0.47%	(1,656)
Merck & Company, Inc.	1,168	1.05%	(4,426)
Ionis Pharmaceuticals, Inc.	581	0.30%	(5,091)
Total Consumer, Non-cyclical			349,413
Technology
Seagate Technology plc	907	0.81%	23,256
HP, Inc.	1,378	0.51%	18,808
Kulicke & Soffa Industries, Inc.	808	0.46%	18,791
CDK Global, Inc.	941	0.59%	14,402
NetApp, Inc.	462	0.39%	14,183
Texas Instruments, Inc.	144	0.32%	11,051
Dell Technologies, Inc. — Class C	601	0.62%	10,669
KLA Corp.	71	0.27%	10,351
Intel Corp.	616	0.46%	10,316
SS&C Technologies Holdings, Inc.	1,507	1.22%	9,244
Microchip Technology, Inc.	139	0.25%	7,744
Oracle Corp.	358	0.29%	7,304
International Business Machines Corp.	800	1.24%	6,509
Cirrus Logic, Inc.	328	0.32%	6,110
Skyworks Solutions, Inc.	119	0.25%	5,274
Dropbox, Inc. — Class A	1,337	0.41%	2,662
Qorvo, Inc.	160	0.34%	1,925
Fiserv, Inc.	176	0.24%	1,527
Accenture plc — Class A	79	0.25%	1,419
Cerner Corp.	972	0.81%	1,390
Cognizant Technology Solutions Corp. — Class A	339	0.31%	1,078
VMware, Inc. — Class A	178	0.31%	1,016
Paychex, Inc.	212	0.24%	970
Western Digital Corp.	292	0.23%	(911)
CSG Systems International, Inc.	469	0.24%	(1,144)
Bandwidth, Inc. — Class A	221	0.33%	(5,254)
Total Technology			178,690
Financial
MetLife, Inc.	1,678	1.19%	35,160
Hartford Financial Services Group, Inc.	534	0.41%	15,063
Travelers Companies, Inc.	343	0.60%	10,783
Allstate Corp.	625	0.84%	10,340
Synchrony Financial	728	0.34%	10,222
Aflac, Inc.	766	0.46%	10,142
Berkshire Hathaway, Inc. — Class B	199	0.59%	6,809
Highwoods Properties, Inc.	1,636	0.82%	5,241
Western Union Co.	904	0.26%	4,460
Sabra Health Care REIT, Inc.	1,136	0.23%	(543)
Prudential Financial, Inc.	602	0.64%	(694)
Brandywine Realty Trust	3,163	0.47%	(1,608)
Total Financial			105,375
Utilities
UGI Corp.	1,939	0.92%	10,708
Public Service Enterprise Group, Inc.	1,515	1.06%	6,516
Exelon Corp.	1,641	0.83%	6,370
IDACORP, Inc.	711	0.83%	5,475
Southern Co.	1,358	0.98%	5,179
CenterPoint Energy, Inc.	1,832	0.48%	5,031
Consolidated Edison, Inc.	888	0.77%	2,889
Evergy, Inc.	1,561	1.08%	2,706
DTE Energy Co.	306	0.47%	2,651
Pinnacle West Capital Corp.	583	0.55%	2,060
Sempra Energy	167	0.26%	1,566
Duke Energy Corp.	762	0.86%	812
NiSource, Inc.	2,527	0.71%	697
PPL Corp.	3,189	1.07%	359
OGE Energy Corp.	1,877	0.71%	158
AES Corp.	733	0.23%	(645)
ONE Gas, Inc.	837	0.75%	(675)
Southwest Gas Holdings, Inc.	720	0.58%	(1,211)
Total Utilities			50,646
Basic Materials
International Paper Co.	362	0.23%	1,075
Total MS Long/Short Equity Long Custom Basket			$1,219,881

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Nevro Corp.	327	(0.93)%	$10,345
Verisk Analytics, Inc. — Class A	285	(1.02)%	3,329
CoStar Group, Inc.	52	(0.84)%	1,623
Avalara, Inc.	96	(0.25)%	(2,211)
Moody's Corp.	97	(0.57)%	(2,343)
Equifax, Inc.	229	(0.81)%	(2,736)
WD-40 Co.	65	(0.39)%	(4,875)
Avery Dennison Corp.	183	(0.66)%	(10,930)
Total Consumer, Non-cyclical			(7,798)
Consumer, Cyclical
Lululemon Athletica, Inc.	167	(1.00)%	7,579
IAA, Inc.	437	(0.47)%	3,568
Copart, Inc.	492	(1.05)%	502
Wingstop, Inc.	114	(0.28)%	(794)
TJX Companies, Inc.	426	(0.55)%	(3,128)
Avient Corp.	1,407	(1.30)%	(3,605)
NIKE, Inc. — Class B	433	(1.13)%	(4,316)
Delta Air Lines, Inc.	638	(0.60)%	(4,832)
Live Nation Entertainment, Inc.	228	(0.38)%	(5,932)
Hilton Worldwide Holdings, Inc.	405	(0.96)%	(9,321)
Alaska Air Group, Inc.	562	(0.76)%	(9,540)
Burlington Stores, Inc.	169	(0.99)%	(15,029)
Starbucks Corp.	629	(1.35)%	(15,302)
Southwest Airlines Co.	940	(1.12)%	(15,904)
Scotts Miracle-Gro Co. — Class A	184	(0.88)%	(17,725)
Total Consumer, Cyclical			(93,779)
Industrial
Worthington Industries, Inc.	419	(0.55)%	1,489
Exponent, Inc.	207	(0.40)%	(116)
TransDigm Group, Inc.	45	(0.52)%	(170)
HEICO Corp.	162	(0.40)%	(877)
Raytheon Technologies Corp.	485	(0.73)%	(955)
US Ecology, Inc.	561	(0.46)%	(2,306)
Ball Corp.	854	(1.42)%	(3,121)
Boeing Co.	88	(0.44)%	(3,393)
Tetra Tech, Inc.	280	(0.74)%	(4,934)
Crown Holdings, Inc.	346	(0.66)%	(5,005)
Ingersoll Rand, Inc.	1,243	(1.20)%	(7,298)
AptarGroup, Inc.	581	(1.61)%	(8,003)
Casella Waste Systems, Inc. — Class A	720	(0.90)%	(8,963)
Martin Marietta Materials, Inc.	125	(0.82)%	(9,899)
Vulcan Materials Co.	227	(0.75)%	(10,280)
Total Industrial			(63,831)
Utilities
ALLETE, Inc.	311	(0.41)%	(471)
California Water Service Group	510	(0.56)%	(1,906)
Total Utilities			(2,377)
Energy
Exxon Mobil Corp.	916	(1.00)%	4,320
Valero Energy Corp.	502	(0.70)%	3,248
Chevron Corp.	609	(1.25)%	3,021
Cheniere Energy, Inc.	495	(0.70)%	(106)
NOV, Inc.	1,206	(0.32)%	(1,787)
Pioneer Natural Resources Co.	124	(0.39)%	(3,271)
Hess Corp.	276	(0.38)%	(4,860)
Schlumberger N.V.	2,204	(1.17)%	(7,231)
Phillips 66	744	(1.19)%	(10,863)
ChampionX Corp.	2,916	(1.24)%	(20,315)
Ovintiv, Inc.	2,536	(1.18)%	(23,757)
Total Energy			(61,601)
Financial
Goldman Sachs Group, Inc.	264	(1.69)%	2,024
UDR, Inc.	583	(0.50)%	1,739
CyrusOne, Inc.	402	(0.53)%	1,561
JBG SMITH Properties	1,296	(0.81)%	1,516
Federal Realty Investment Trust	265	(0.53)%	1,432
Realty Income Corp.	1,536	(1.91)%	1,371
Global Net Lease, Inc.	1,588	(0.56)%	1,295
QTS Realty Trust, Inc. — Class A	418	(0.51)%	896
Intercontinental Exchange, Inc.	385	(0.84)%	478
Kilroy Realty Corp.	470	(0.60)%	282
Nasdaq, Inc.	270	(0.78)%	(80)
CubeSmart	757	(0.56)%	(501)
Host Hotels & Resorts, Inc.	1,984	(0.66)%	(501)
Life Storage, Inc.	349	(0.59)%	(532)
KKR & Company, Inc. — Class A	621	(0.59)%	(909)
Digital Realty Trust, Inc.	211	(0.58)%	(1,133)
Equinix, Inc.	65	(0.87)%	(1,154)
CME Group, Inc. — Class A	228	(0.91)%	(1,352)
Equity LifeStyle Properties, Inc.	579	(0.72)%	(1,452)
Americold Realty Trust	1,062	(0.80)%	(1,667)
Agree Realty Corp.	1,299	(1.71)%	(1,910)
Medical Properties Trust, Inc.	2,288	(0.95)%	(2,398)
Duke Realty Corp.	757	(0.62)%	(2,581)
Healthpeak Properties, Inc.	1,345	(0.84)%	(3,084)
Prologis, Inc.	488	(1.01)%	(3,583)
Rayonier, Inc.	1,007	(0.64)%	(3,586)
EastGroup Properties, Inc.	290	(0.81)%	(3,897)
TFS Financial Corp.	1,421	(0.57)%	(4,972)
Camden Property Trust	495	(1.07)%	(5,005)
S&T Bancorp, Inc.	851	(0.56)%	(5,026)
Alleghany Corp.	113	(1.39)%	(5,467)
Southside Bancshares, Inc.	792	(0.60)%	(6,338)
Sun Communities, Inc.	421	(1.24)%	(6,611)
First Midwest Bancorp, Inc.	1,040	(0.45)%	(6,782)
Terreno Realty Corp.	587	(0.66)%	(6,889)
Howard Hughes Corp.	383	(0.71)%	(7,054)
Loews Corp.	712	(0.72)%	(7,417)
First Industrial Realty Trust, Inc.	1,909	(1.71)%	(7,482)
Ares Management Corp. — Class A	784	(0.86)%	(7,522)
American Tower Corp. — Class A	271	(1.27)%	(9,665)
Brookline Bancorp, Inc.	2,589	(0.76)%	(10,387)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Rexford Industrial Realty, Inc.	1,285	(1.27)%	$(11,843)
First Financial Bankshares, Inc.	1,106	(1.01)%	(13,128)
First Republic Bank	417	(1.36)%	(19,985)
Total Financial			(159,299)
Communications
Liberty Broadband Corp. — Class C	491	(1.44)%	273
Q2 Holdings, Inc.	241	(0.47)%	(1,482)
Zendesk, Inc.	214	(0.56)%	(3,873)
Total Communications			(5,082)
Basic Materials
Southern Copper Corp.	506	(0.67)%	1,205
LyondellBasell Industries N.V. — Class A	265	(0.54)%	1,049
Royal Gold, Inc.	192	(0.40)%	(251)
Westlake Chemical Corp.	237	(0.41)%	(325)
PPG Industries, Inc.	377	(1.11)%	(1,002)
Steel Dynamics, Inc.	715	(0.71)%	(2,171)
RPM International, Inc.	295	(0.53)%	(2,231)
Huntsman Corp.	1,366	(0.77)%	(2,992)
Axalta Coating Systems Ltd.	1,142	(0.66)%	(4,445)
Balchem Corp.	415	(1.02)%	(6,192)
Nucor Corp.	487	(0.77)%	(6,814)
Air Products and Chemicals, Inc.	341	(1.88)%	(6,862)
United States Steel Corp.	1,367	(0.70)%	(7,048)
Quaker Chemical Corp.	193	(0.92)%	(9,489)
Freeport-McMoRan, Inc.	991	(0.64)%	(11,233)
Celanese Corp. — Class A	363	(1.07)%	(14,925)
Albemarle Corp.	236	(0.68)%	(16,429)
Linde plc	336	(1.84)%	(16,457)
Total Basic Materials			(106,612)
Technology
Pegasystems, Inc.	274	(0.61)%	2,387
Clarivate plc	1,147	(0.59)%	1,435
Coupa Software, Inc.	49	(0.24)%	1,159
Rapid7, Inc.	339	(0.50)%	150
salesforce.com, Inc.	64	(0.27)%	(406)
Tyler Technologies, Inc.	34	(0.28)%	(897)
HubSpot, Inc.	31	(0.28)%	(2,789)
Smartsheet, Inc. — Class A	213	(0.27)%	(3,696)
Varonis Systems, Inc.	456	(0.46)%	(5,528)
Total Technology			(8,185)
Total MS Long/Short Equity Short Custom Basket			$(508,564)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

GS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
MetLife, Inc.	1,678	1.17%	$35,216
Hartford Financial Services Group, Inc.	534	0.39%	15,068
Travelers Companies, Inc.	343	0.60%	10,708
Allstate Corp.	625	0.84%	10,377
Synchrony Financial	728	0.34%	10,219
Aflac, Inc.	766	0.46%	10,083
Berkshire Hathaway, Inc. — Class B	199	0.59%	6,800
Highwoods Properties, Inc.	1,636	0.82%	5,192
Western Union Co.	904	0.26%	4,454
Sabra Health Care REIT, Inc.	1,136	0.23%	(533)
Prudential Financial, Inc.	602	0.64%	(684)
Brandywine Realty Trust	3,163	0.47%	(1,590)
Total Financial			105,310
Communications
Cisco Systems, Inc.	1,806	1.09%	19,052
Viavi Solutions, Inc.	4,665	0.85%	17,916
Omnicom Group, Inc.	441	0.38%	9,115
Juniper Networks, Inc.	2,319	0.68%	6,973
Discovery, Inc. — Class A	389	0.20%	6,329
Ciena Corp.	823	0.52%	6,203
T-Mobile US, Inc.	397	0.58%	5,982
Motorola Solutions, Inc.	166	0.36%	5,482
Cogent Communications Holdings, Inc.	562	0.45%	4,459
Facebook, Inc. — Class A	101	0.35%	3,261
VeriSign, Inc.	237	0.55%	1,543
Verizon Communications, Inc.	1,771	1.20%	1,066
Charter Communications, Inc. — Class A	69	0.50%	(60)
InterDigital, Inc.	457	0.34%	(628)
Sirius XM Holdings, Inc.	5,604	0.40%	(1,561)
Vonage Holdings Corp.	2,254	0.31%	(1,977)
AT&T, Inc.	1,210	0.43%	(2,226)
Total Communications			80,929
Consumer, Non-cyclical
United Rentals, Inc.	213	0.82%	40,504
McKesson Corp.	548	1.24%	24,394
United Therapeutics Corp.	343	0.67%	21,155
Quanta Services, Inc.	526	0.54%	18,150
Altria Group, Inc.	1,706	1.02%	17,695
Cardinal Health, Inc.	1,259	0.89%	17,358
Molson Coors Beverage Co. — Class B	2,042	1.21%	16,772
Amgen, Inc.	379	1.10%	15,241
Kraft Heinz Co.	1,760	0.82%	14,407
Johnson & Johnson	511	0.98%	12,595
J M Smucker Co.	716	1.05%	11,479
Philip Morris International, Inc.	949	0.98%	11,050
Cigna Corp.	164	0.46%	9,592
H&R Block, Inc.	1,763	0.45%	9,390
Sprouts Farmers Market, Inc.	1,506	0.47%	8,335
DaVita, Inc.	415	0.52%	7,686
Tyson Foods, Inc. — Class A	648	0.56%	7,508
Laboratory Corporation of America Holdings	130	0.39%	7,253
Conagra Brands, Inc.	1,989	0.87%	6,417
Campbell Soup Co.	1,641	0.96%	4,941
Ingredion, Inc.	469	0.49%	4,719
Vector Group Ltd.	2,059	0.33%	4,599
USANA Health Sciences, Inc.	202	0.23%	4,598
Kroger Co.	1,112	0.47%	4,493
Prestige Consumer Healthcare, Inc.	514	0.26%	4,476
Procter & Gamble Co.	523	0.82%	4,400
Post Holdings, Inc.	336	0.41%	4,157
Kellogg Co.	1,049	0.77%	3,834
Hill-Rom Holdings, Inc.	238	0.31%	3,692
General Mills, Inc.	1,446	1.03%	3,631
Constellation Brands, Inc. — Class A	88	0.23%	3,516
John B Sanfilippo & Son, Inc.	463	0.49%	3,270
Medtronic plc	170	0.23%	3,159
Kimberly-Clark Corp.	452	0.73%	3,089
CVS Health Corp.	396	0.35%	2,668
Quest Diagnostics, Inc.	320	0.48%	2,434
Humana, Inc.	188	0.92%	1,992
Gilead Sciences, Inc.	925	0.70%	1,917
Colgate-Palmolive Co.	1,063	0.97%	1,656
Abbott Laboratories	169	0.24%	1,209
Coca-Cola Co.	606	0.37%	959
Hershey Co.	134	0.25%	923
Hologic, Inc.	418	0.36%	854
Incyte Corp.	398	0.38%	658
Encompass Health Corp.	244	0.23%	17
Becton Dickinson and Co.	105	0.30%	(46)
Pfizer, Inc.	1,461	0.62%	(109)
Perrigo Company plc	507	0.24%	(553)
Boston Scientific Corp.	506	0.23%	(649)
Bristol-Myers Squibb Co.	1,425	1.05%	(801)
Innoviva, Inc.	1,996	0.28%	(813)
FleetCor Technologies, Inc.	70	0.22%	(1,171)
Regeneron Pharmaceuticals, Inc.	86	0.47%	(1,653)
Merck & Company, Inc.	1,168	1.05%	(4,387)
Ionis Pharmaceuticals, Inc.	581	0.30%	(5,060)
Total Consumer, Non-cyclical			337,600
Consumer, Cyclical
Gentherm, Inc.	734	0.63%	27,638
Lear Corp.	237	0.50%	18,551
Gentex Corp.	1,841	0.76%	18,209
Cummins, Inc.	161	0.49%	16,596
AutoNation, Inc.	563	0.61%	15,549
Brunswick Corp.	318	0.35%	11,646
AutoZone, Inc.	44	0.72%	10,838
Genuine Parts Co.	525	0.71%	9,532
Lennar Corp. — Class A	354	0.42%	8,501
MSC Industrial Direct Company, Inc. — Class A	477	0.50%	8,199

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Dolby Laboratories, Inc. — Class A	226	0.26%	$7,341
PulteGroup, Inc.	629	0.38%	5,303
Lowe's Companies, Inc.	227	0.50%	5,265
PACCAR, Inc.	385	0.42%	3,802
Best Buy Company, Inc.	472	0.63%	2,894
O'Reilly Automotive, Inc.	59	0.35%	2,455
Allison Transmission Holdings, Inc.	1,558	0.74%	233
Total Consumer, Cyclical			172,552
Technology
Seagate Technology plc	907	0.81%	23,260
Kulicke & Soffa Industries, Inc.	808	0.46%	18,848
HP, Inc.	1,378	0.51%	18,832
CDK Global, Inc.	941	0.59%	14,393
NetApp, Inc.	462	0.39%	14,201
Texas Instruments, Inc.	144	0.32%	11,072
Dell Technologies, Inc. — Class C	601	0.62%	10,681
KLA Corp.	71	0.27%	10,335
Intel Corp.	616	0.46%	10,317
SS&C Technologies Holdings, Inc.	1,507	1.22%	9,238
Microchip Technology, Inc.	139	0.25%	7,749
International Business Machines Corp.	800	1.24%	6,375
Cirrus Logic, Inc.	328	0.32%	6,153
Oracle Corp.	358	0.29%	5,810
Skyworks Solutions, Inc.	119	0.25%	5,290
Dropbox, Inc. — Class A	1,337	0.41%	2,617
Qorvo, Inc.	160	0.34%	1,920
Fiserv, Inc.	176	0.24%	1,525
Accenture plc — Class A	79	0.25%	1,403
Cerner Corp.	972	0.81%	1,366
Cognizant Technology Solutions Corp. — Class A	339	0.31%	1,077
VMware, Inc. — Class A	178	0.31%	1,008
Paychex, Inc.	212	0.24%	970
Western Digital Corp.	292	0.23%	(951)
CSG Systems International, Inc.	469	0.24%	(1,149)
Bandwidth, Inc. — Class A	221	0.33%	(5,262)
Total Technology			177,078
Utilities
UGI Corp.	1,939	0.92%	10,650
Public Service Enterprise Group, Inc.	1,515	1.06%	6,514
Exelon Corp.	1,641	0.83%	5,727
IDACORP, Inc.	711	0.83%	5,492
CenterPoint Energy, Inc.	1,832	0.48%	5,020
Southern Co.	1,358	0.98%	4,933
Consolidated Edison, Inc.	888	0.77%	2,897
Evergy, Inc.	1,561	1.08%	2,698
DTE Energy Co.	306	0.47%	2,621
Pinnacle West Capital Corp.	583	0.55%	1,981
Sempra Energy	167	0.26%	1,550
PPL Corp.	3,189	1.07%	903
Duke Energy Corp.	762	0.86%	773
NiSource, Inc.	2,527	0.71%	707
OGE Energy Corp.	1,877	0.71%	138
ONE Gas, Inc.	837	0.75%	(601)
AES Corp.	733	0.23%	(660)
Southwest Gas Holdings, Inc.	720	0.58%	(1,210)
Total Utilities			50,133
Industrial
AGCO Corp.	281	0.47%	21,436
Vishay Intertechnology, Inc.	2,740	0.77%	21,216
Acuity Brands, Inc.	347	0.67%	19,785
Caterpillar, Inc.	168	0.45%	19,272
Snap-on, Inc.	170	0.46%	19,254
Oshkosh Corp.	433	0.60%	17,871
Owens Corning	532	0.57%	17,086
General Dynamics Corp.	537	1.13%	15,396
Timken Co.	470	0.44%	14,933
Arrow Electronics, Inc.	443	0.57%	10,988
Hubbell, Inc.	188	0.41%	9,923
TE Connectivity Ltd.	156	0.23%	9,675
Lincoln Electric Holdings, Inc.	223	0.32%	8,901
Eaton Corporation plc	196	0.32%	8,269
Waters Corp.	92	0.30%	8,065
3M Co.	346	0.78%	7,720
Trane Technologies plc	269	0.52%	6,582
Energizer Holdings, Inc.	670	0.37%	4,461
Parker-Hannifin Corp.	232	0.85%	3,891
Lennox International, Inc.	84	0.30%	3,175
O-I Glass, Inc.	1,593	0.27%	2,977
Masco Corp.	754	0.53%	2,976
Northrop Grumman Corp.	121	0.46%	2,973
Berry Global Group, Inc.	334	0.24%	2,596
Westinghouse Air Brake Technologies Corp.	384	0.35%	1,994
Agilent Technologies, Inc.	300	0.44%	1,970
Lockheed Martin Corp.	184	0.79%	1,970
Mettler-Toledo International, Inc.	20	0.27%	1,952
Westrock Co.	384	0.23%	1,938
AECOM	366	0.27%	1,633
Union Pacific Corp.	205	0.53%	1,387
CSX Corp.	446	0.50%	1,347
Sanmina Corp.	650	0.31%	1,151
Norfolk Southern Corp.	123	0.38%	768
Fortive Corp.	589	0.48%	181
Donaldson Company, Inc.	337	0.23%	(426)
Hillenbrand, Inc.	595	0.33%	(1,442)
Total Industrial			273,844
Basic Materials
International Paper Co.	362	0.23%	1,081
Total GS Long/Short Equity Long Custom Basket			$1,198,527

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Morgan Stanley	1,644	(2.46)%	$6,947
UDR, Inc.	583	(0.48)%	1,852
Federal Realty Investment Trust	265	(0.52)%	1,577
JBG SMITH Properties	1,296	(0.80)%	1,520
CyrusOne, Inc.	402	(0.53)%	1,500
Global Net Lease, Inc.	1,588	(0.56)%	1,261
Realty Income Corp.	1,536	(1.90)%	932
Intercontinental Exchange, Inc.	385	(0.84)%	477
Kilroy Realty Corp.	470	(0.60)%	251
Nasdaq, Inc.	270	(0.77)%	(70)
CubeSmart	757	(0.56)%	(397)
Host Hotels & Resorts, Inc.	1,984	(0.65)%	(402)
Life Storage, Inc.	349	(0.58)%	(506)
Equinix, Inc.	65	(0.86)%	(689)
KKR & Company, Inc. — Class A	621	(0.59)%	(881)
Digital Realty Trust, Inc.	211	(0.58)%	(1,113)
CME Group, Inc. — Class A	228	(0.91)%	(1,413)
Equity LifeStyle Properties, Inc.	579	(0.72)%	(1,428)
QTS Realty Trust, Inc. — Class A	418	(0.50)%	(1,455)
Agree Realty Corp.	1,299	(1.70)%	(1,917)
Medical Properties Trust, Inc.	2,288	(0.95)%	(2,401)
Duke Realty Corp.	757	(0.62)%	(2,681)
Healthpeak Properties, Inc.	1,345	(0.83)%	(3,084)
Prologis, Inc.	488	(1.01)%	(3,528)
Rayonier, Inc.	1,007	(0.63)%	(3,556)
EastGroup Properties, Inc.	290	(0.81)%	(3,801)
Terreno Realty Corp.	587	(0.66)%	(4,390)
Americold Realty Trust	1,062	(0.79)%	(4,723)
TFS Financial Corp.	1,421	(0.56)%	(4,996)
Camden Property Trust	495	(1.06)%	(4,999)
S&T Bancorp, Inc.	851	(0.55)%	(5,027)
Alleghany Corp.	113	(1.38)%	(5,326)
Sun Communities, Inc.	421	(1.23)%	(6,220)
Southside Bancshares, Inc.	792	(0.59)%	(6,428)
First Midwest Bancorp, Inc.	1,040	(0.44)%	(6,737)
Howard Hughes Corp.	383	(0.71)%	(6,934)
Loews Corp.	712	(0.71)%	(7,436)
Ares Management Corp. — Class A	784	(0.85)%	(7,465)
First Industrial Realty Trust, Inc.	1,909	(1.70)%	(7,490)
Rexford Industrial Realty, Inc.	1,285	(1.26)%	(9,285)
American Tower Corp. — Class A	271	(1.26)%	(9,663)
Brookline Bancorp, Inc.	2,589	(0.75)%	(10,400)
First Financial Bankshares, Inc.	1,106	(1.00)%	(13,123)
First Republic Bank	417	(1.35)%	(19,920)
Total Financial			(153,567)
Basic Materials
Southern Copper Corp.	506	(0.67)%	1,318
LyondellBasell Industries N.V. — Class A	265	(0.54)%	1,047
Royal Gold, Inc.	192	(0.40)%	(210)
Westlake Chemical Corp.	237	(0.41)%	(287)
PPG Industries, Inc.	377	(1.10)%	(979)
RPM International, Inc.	295	(0.53)%	(2,250)
Steel Dynamics, Inc.	715	(0.71)%	(2,266)
Huntsman Corp.	1,366	(0.77)%	(2,963)
Axalta Coating Systems Ltd.	1,142	(0.66)%	(4,414)
Air Products and Chemicals, Inc.	341	(1.87)%	(6,808)
Nucor Corp.	487	(0.76)%	(6,862)
United States Steel Corp.	1,367	(0.70)%	(7,045)
Quaker Chemical Corp.	193	(0.91)%	(9,465)
Balchem Corp.	415	(1.01)%	(10,343)
Freeport-McMoRan, Inc.	991	(0.63)%	(11,221)
Celanese Corp. — Class A	363	(1.06)%	(14,932)
Linde plc	336	(1.83)%	(16,353)
Albemarle Corp.	236	(0.67)%	(16,476)
Total Basic Materials			(110,509)
Utilities
ALLETE, Inc.	311	(0.41)%	(477)
California Water Service Group	510	(0.56)%	(1,910)
Total Utilities			(2,387)
Industrial
Worthington Industries, Inc.	419	(0.55)%	1,482
Exponent, Inc.	207	(0.39)%	(68)
TransDigm Group, Inc.	45	(0.51)%	(164)
HEICO Corp.	162	(0.40)%	(848)
Raytheon Technologies Corp.	485	(0.73)%	(920)
US Ecology, Inc.	561	(0.45)%	(2,311)
Ball Corp.	854	(1.41)%	(2,571)
Boeing Co.	88	(0.44)%	(3,407)
Tetra Tech, Inc.	280	(0.74)%	(4,924)
Crown Holdings, Inc.	346	(0.65)%	(5,031)
Ingersoll Rand, Inc.	1,243	(1.19)%	(7,335)
AptarGroup, Inc.	581	(1.60)%	(7,975)
Casella Waste Systems, Inc. — Class A	720	(0.89)%	(8,994)
Martin Marietta Materials, Inc.	125	(0.82)%	(9,865)
Vulcan Materials Co.	227	(0.74)%	(10,249)
Total Industrial			(63,180)
Consumer, Non-cyclical
Nevro Corp.	327	(0.89)%	10,615
Verisk Analytics, Inc. — Class A	285	(0.98)%	3,339
CoStar Group, Inc.	52	(0.83)%	1,565
Avalara, Inc.	96	(0.25)%	(1,746)
Moody's Corp.	97	(0.56)%	(2,361)
Equifax, Inc.	229	(0.81)%	(2,773)
WD-40 Co.	65	(0.39)%	(4,893)
Avery Dennison Corp.	183	(0.65)%	(10,964)
Total Consumer, Non-cyclical			(7,218)
Energy
Exxon Mobil Corp.	916	(0.99)%	4,365
Valero Energy Corp.	502	(0.70)%	3,258
Chevron Corp.	609	(1.24)%	3,067
Cheniere Energy, Inc.	495	(0.69)%	(49)
NOV, Inc.	1,206	(0.32)%	(1,794)
Pioneer Natural Resources Co.	124	(0.38)%	(3,292)
Hess Corp.	276	(0.38)%	(4,896)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Schlumberger N.V.	2,204	(1.17)%	$(6,957)
Phillips 66	744	(1.18)%	(10,875)
ChampionX Corp.	2,916	(1.23)%	(19,897)
Ovintiv, Inc.	2,536	(1.17)%	(23,503)
Total Energy			(60,573)
Consumer, Cyclical
Lululemon Athletica, Inc.	167	(1.00)%	7,545
IAA, Inc.	437	(0.47)%	3,599
Copart, Inc.	492	(1.04)%	497
Wingstop, Inc.	114	(0.28)%	(795)
TJX Companies, Inc.	426	(0.55)%	(3,085)
Avient Corp.	1,407	(1.29)%	(3,377)
NIKE, Inc. — Class B	433	(1.12)%	(4,326)
Delta Air Lines, Inc.	638	(0.60)%	(4,851)
Live Nation Entertainment, Inc.	228	(0.38)%	(5,916)
Hilton Worldwide Holdings, Inc.	405	(0.95)%	(9,289)
Alaska Air Group, Inc.	562	(0.76)%	(9,651)
Burlington Stores, Inc.	169	(0.98)%	(15,193)
Starbucks Corp.	629	(1.34)%	(15,319)
Southwest Airlines Co.	940	(1.12)%	(15,924)
Scotts Miracle-Gro Co. — Class A	184	(0.88)%	(17,695)
Total Consumer, Cyclical			(93,780)
Technology
Pegasystems, Inc.	274	(0.61)%	2,396
Clarivate plc	1,147	(0.59)%	1,436
Coupa Software, Inc.	49	(0.24)%	1,150
Rapid7, Inc.	339	(0.49)%	320
salesforce.com, Inc.	64	(0.26)%	(457)
Tyler Technologies, Inc.	34	(0.28)%	(912)
HubSpot, Inc.	31	(0.27)%	(2,819)
Smartsheet, Inc. — Class A	213	(0.26)%	(3,707)
Varonis Systems, Inc.	456	(0.46)%	(5,469)
Total Technology			(8,062)
Communications
Liberty Broadband Corp. — Class C	491	(1.43)%	273
Q2 Holdings, Inc.	241	(0.47)%	(1,114)
Zendesk, Inc.	214	(0.55)%	(3,853)
Total Communications			(4,694)
Total GS Long/Short Equity Short Custom Basket			$(503,970)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Innovative Industrial Properties, Inc.	610	2.13%	$55,170
Weingarten Realty Investors	7,000	3.69%	53,914
Sun Communities, Inc.	1,219	3.58%	49,061
Safehold, Inc.	861	1.18%	33,611
Extra Space Storage, Inc.	1,686	4.37%	31,436
Regency Centers Corp.	4,545	5.05%	29,893
Ventas, Inc.	3,089	3.23%	29,241
Terreno Realty Corp.	1,738	1.97%	26,085
Equity Residential	2,721	3.82%	20,392
Healthpeak Properties, Inc.	4,427	2.75%	20,317
VICI Properties, Inc.	4,566	2.52%	17,874
Gaming and Leisure Properties, Inc.	3,790	3.15%	16,674
AvalonBay Communities, Inc.	1,237	4.47%	14,679
Public Storage	652	3.15%	11,183
Hudson Pacific Properties, Inc.	7,527	4.00%	9,693
American Assets Trust, Inc.	4,005	2.54%	7,542
Welltower, Inc.	1,810	2.54%	6,621
Americold Realty Trust	3,049	2.30%	6,334
Invitation Homes, Inc.	1,887	1.18%	5,305
Highwoods Properties, Inc.	3,452	2.90%	4,764
Alexandria Real Estate Equities, Inc.	794	2.55%	3,532
Agree Realty Corp.	1,894	2.50%	3,489
Prologis, Inc.	1,237	2.57%	2,679
Boston Properties, Inc.	1,366	2.71%	2,067
CyrusOne, Inc.	1,665	2.21%	1,729
Realty Income Corp.	1,799	2.24%	1,421
NETSTREIT Corp.	3,624	1.31%	1,318
Xenia Hotels & Resorts, Inc.	6,650	2.54%	923
MGM Growth Properties LLC — Class A	3,050	1.95%	662
Host Hotels & Resorts, Inc.	6,739	2.22%	61
Jones Lang LaSalle, Inc.	549	1.92%	(1,723)
Brixmor Property Group, Inc.	4,794	1.90%	(2,113)
Medical Properties Trust, Inc.	4,892	2.04%	(3,217)
Ryman Hospitality Properties, Inc.	1,677	2.54%	(3,219)
CareTrust REIT, Inc.	4,944	2.25%	(3,525)
Empire State Realty Trust, Inc. — Class A	11,685	2.55%	(4,706)
Total Financial			449,167
Consumer, Cyclical
Marriott Vacations Worldwide Corp.	485	1.65%	(2,168)
Hilton Grand Vacations, Inc.	2,498	1.83%	(6,592)
Total Consumer, Cyclical			(8,760)
Total MS Equity Market Neutral Long Custom Basket			$440,407

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Essential Properties Realty Trust, Inc.	7,106	(3.22)%	$4,434
Easterly Government Properties, Inc.	3,777	(1.55)%	3,992
Apartment Income REIT Corp.	2,242	(1.90)%	3,078
Equity Commonwealth	3,788	(2.08)%	2,843
Office Properties Income Trust	2,302	(1.25)%	2,751
Federal Realty Investment Trust	1,597	(3.21)%	2,737
Cousins Properties, Inc.	2,753	(1.93)%	2,412
Apple Hospitality REIT, Inc.	8,070	(2.33)%	1,048
RLJ Lodging Trust	7,180	(2.20)%	701
Healthcare Trust of America, Inc. — Class A	4,059	(2.22)%	554
Sunstone Hotel Investors, Inc.	8,932	(2.20)%	400
Physicians Realty Trust	2,086	(0.73)%	208
American Finance Trust, Inc.	6,581	(1.28)%	(227)
Corporate Office Properties Trust	4,594	(2.39)%	(493)
LTC Properties, Inc.	3,887	(3.21)%	(524)
Healthcare Realty Trust, Inc.	3,565	(2.14)%	(1,700)
Industrial Logistics Properties Trust	2,726	(1.25)%	(2,131)
SITE Centers Corp.	5,522	(1.48)%	(3,751)
American Homes 4 Rent — Class A	1,808	(1.19)%	(4,141)
Digital Realty Trust, Inc.	833	(2.32)%	(4,364)
STAG Industrial, Inc.	3,561	(2.37)%	(5,529)
Independence Realty Trust, Inc.	6,357	(1.91)%	(6,641)
PS Business Parks, Inc.	469	(1.44)%	(7,483)
Retail Opportunity Investments Corp.	10,113	(3.18)%	(9,479)
VEREIT, Inc.	4,275	(3.27)%	(11,081)
National Health Investors, Inc.	2,259	(3.23)%	(12,216)
Life Storage, Inc.	1,875	(3.19)%	(12,244)
Washington Real Estate Investment Trust	6,033	(2.64)%	(13,423)
SL Green Realty Corp.	3,351	(4.64)%	(18,593)
Mid-America Apartment Communities, Inc.	1,647	(4.71)%	(20,410)
CubeSmart	5,604	(4.20)%	(20,817)
STORE Capital Corp.	6,841	(4.54)%	(27,157)
Monmouth Real Estate Investment Corp.	12,773	(4.47)%	(33,367)
Retail Properties of America, Inc. — Class A	14,984	(3.11)%	(58,868)
Total Financial			(249,481)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Cyclical
Hyatt Hotels Corp. — Class A	2,013	(3.30)%	$(15,562)
Exchange-Traded Funds
Vanguard Real Estate ETF	5,346	(9.72)%	(3,548)
Total MS Equity Market Neutral Short Custom Basket			$(268,591)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Innovative Industrial Properties, Inc.	610	2.13%	$55,825
Weingarten Realty Investors	7,000	3.69%	53,643
Safehold, Inc.	861	1.18%	33,587
Extra Space Storage, Inc.	1,686	4.37%	31,406
Regency Centers Corp.	4,545	5.05%	29,820
Ventas, Inc.	3,089	3.23%	29,174
Sun Communities, Inc.	1,219	3.58%	22,341
Equity Residential	2,721	3.82%	19,922
VICI Properties, Inc.	4,566	2.52%	17,705
Gaming and Leisure Properties, Inc.	3,790	3.15%	16,725
Terreno Realty Corp.	1,738	1.97%	16,217
AvalonBay Communities, Inc.	1,237	4.47%	14,437
Public Storage	652	3.15%	11,181
Hudson Pacific Properties, Inc.	7,527	4.00%	9,627
Healthpeak Properties, Inc.	4,427	2.75%	8,012
American Assets Trust, Inc.	4,005	2.54%	7,771
Welltower, Inc.	1,810	2.54%	6,594
Americold Realty Trust	3,049	2.30%	6,204
Invitation Homes, Inc.	1,887	1.18%	5,338
Highwoods Properties, Inc.	3,452	2.90%	4,696
Alexandria Real Estate Equities, Inc.	794	2.55%	3,528
Agree Realty Corp.	1,894	2.50%	2,743
Prologis, Inc.	1,237	2.57%	2,629
Boston Properties, Inc.	1,366	2.71%	1,976
CyrusOne, Inc.	1,665	2.21%	1,780
Realty Income Corp.	1,799	2.24%	1,331
NETSTREIT Corp.	3,624	1.31%	1,191
Xenia Hotels & Resorts, Inc.	6,650	2.54%	914
MGM Growth Properties LLC — Class A	3,050	1.95%	699
Host Hotels & Resorts, Inc.	6,739	2.22%	124
Jones Lang LaSalle, Inc.	549	1.92%	(1,637)
Brixmor Property Group, Inc.	4,794	1.90%	(2,085)
Medical Properties Trust, Inc.	4,892	2.04%	(3,220)
Ryman Hospitality Properties, Inc.	1,677	2.54%	(3,271)
CareTrust REIT, Inc.	4,944	2.25%	(3,596)
Empire State Realty Trust, Inc. — Class A	11,685	2.55%	(4,670)
Total Financial			398,661
Consumer, Cyclical
Marriott Vacations Worldwide Corp.	485	1.65%	(2,025)
Hilton Grand Vacations, Inc.	2,498	1.83%	(6,657)
Total Consumer, Cyclical			(8,682)
Total GS Equity Market Neutral Long Custom Basket			$389,979

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Essential Properties Realty Trust, Inc.	7,106	(3.22)%	$4,436
Easterly Government Properties, Inc.	3,777	(1.55)%	3,987
Apartment Income REIT Corp.	2,242	(1.90)%	2,952
Equity Commonwealth	3,788	(2.08)%	2,898
Office Properties Income Trust	2,302	(1.25)%	2,690
Federal Realty Investment Trust	1,597	(3.21)%	2,566
Cousins Properties, Inc.	2,753	(1.93)%	2,388
Apple Hospitality REIT, Inc.	8,070	(2.33)%	1,063
RLJ Lodging Trust	7,180	(2.20)%	712
Healthcare Trust of America, Inc. — Class A	4,059	(2.22)%	599
Sunstone Hotel Investors, Inc.	8,932	(2.20)%	363
Physicians Realty Trust	2,086	(0.73)%	220
American Finance Trust, Inc.	6,581	(1.28)%	(129)
LTC Properties, Inc.	3,887	(3.21)%	(449)
Corporate Office Properties Trust	4,594	(2.39)%	(514)
Healthcare Realty Trust, Inc.	3,565	(2.14)%	(1,733)
Industrial Logistics Properties Trust	2,726	(1.25)%	(2,115)
SITE Centers Corp.	5,522	(1.48)%	(3,710)
American Homes 4 Rent — Class A	1,808	(1.19)%	(4,121)
Digital Realty Trust, Inc.	833	(2.32)%	(4,368)
STAG Industrial, Inc.	3,561	(2.37)%	(5,431)
Independence Realty Trust, Inc.	6,357	(1.91)%	(6,651)
PS Business Parks, Inc.	469	(1.44)%	(7,549)
Retail Opportunity Investments Corp.	10,113	(3.18)%	(8,838)
VEREIT, Inc.	4,275	(3.27)%	(11,044)
Life Storage, Inc.	1,875	(3.19)%	(12,227)
National Health Investors, Inc.	2,259	(3.23)%	(12,277)
Washington Real Estate Investment Trust	6,033	(2.64)%	(13,344)
SL Green Realty Corp.	3,351	(4.64)%	(18,640)
Mid-America Apartment Communities, Inc.	1,647	(4.71)%	(20,355)
CubeSmart	5,604	(4.20)%	(20,786)
STORE Capital Corp.	6,841	(4.54)%	(26,906)
Monmouth Real Estate Investment Corp.	12,773	(4.47)%	(33,399)
Retail Properties of America, Inc. — Class A	14,984	(3.11)%	(58,766)
Total Financial			(248,478)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Cyclical
Hyatt Hotels Corp. — Class A	2,013	(3.30)%	$(15,554)
Exchange-Traded Funds
Vanguard Real Estate ETF	5,346	(9.72)%	(3,530)
Total GS Equity Market Neutral Short Custom Basket			$(267,562)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2021.
[2]	Affiliated issuer.
[3]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[4]	All or a portion of this security is pledged as custom basket swap collateral at March 31, 2021.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	All or a portion of this security is pledged as futures collateral at March 31, 2021.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7-day yield as of March 31, 2021.

ADR — American Depositary Receipt

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$19,569,498	$—	$—		$19,569,498
Master Limited Partnerships	160,691	—	—		160,691
Rights	—	—	—	*	—
Mutual Funds	9,440,978	—	—		9,440,978
Closed-End Funds	3,598,616	—	—		3,598,616
U.S. Treasury Bills	—	4,570,982	—		4,570,982
Repurchase Agreements	—	1,363,542	—		1,363,542
Securities Lending Collateral	592,644	—	—		592,644
Commodity Futures Contracts**	561,416	—	—		561,416
Currency Futures Contracts**	347,279	—	—		347,279
Equity Futures Contracts**	339,642	3,328	—		342,970
Interest Rate Futures Contracts**	35,757	5,549	—		41,306
Equity Custom Basket Swap Agreements**	—	3,248,794	—		3,248,794
Total Assets	$34,646,521	$9,192,195	$—		$43,838,716

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,625,676	$—	$—	$6,625,676
Master Limited Partnerships	163,891	—	—	163,891
Exchange-Traded Funds	3,637,138	—	—	3,637,138
Commodity Futures Contracts**	311,132	—	—	311,132
Equity Futures Contracts**	174,565	322	—	174,887
Currency Futures Contracts**	174,169	—	—	174,169
Interest Rate Futures Contracts**	99,941	1,586	—	101,527
Equity Custom Basket Swap Agreements**	—	1,548,687	—	1,548,687
Total Liabilities	$11,186,512	$1,550,595	$—	$12,737,107

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,167,874	$6,816	$–	$–	$1,733	$2,176,423	87,127	$7,026
Guggenheim Strategy Fund III	2,452,729	8,917	–	–	3,900	2,465,546	98,073	9,198
Guggenheim Ultra Short Duration Fund — Institutional Class	5,151,197	11,054	(2,500,000)	7,022	(14,855)	2,654,418	266,508	11,326
Guggenheim Variable Insurance Strategy Fund III	2,135,271	7,623	–	–	1,697	2,144,591	85,578	7,852
	$11,907,071	$34,410	$(2,500,000)	$7,022	$(7,525)	$9,440,978		$35,402

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 58.1%
Technology - 25.7%
Apple, Inc.	54,179	$6,617,965
Microsoft Corp.	24,341	5,738,878
NVIDIA Corp.	3,045	1,625,817
Intel Corp.	19,953	1,276,992
Adobe, Inc.*	2,351	1,117,595
Broadcom, Inc.	2,005	929,638
Texas Instruments, Inc.	4,519	854,046
QUALCOMM, Inc.	5,579	739,720
Applied Materials, Inc.	4,507	602,135
Intuit, Inc.	1,345	515,216
Micron Technology, Inc.*	5,494	484,626
Advanced Micro Devices, Inc.*	5,949	466,996
Lam Research Corp.	702	417,858
Fiserv, Inc.*	3,288	391,404
Activision Blizzard, Inc.	3,805	353,865
Zoom Video Communications, Inc. — Class A*	1,001	321,611
Autodesk, Inc.*	1,081	299,599
Analog Devices, Inc.	1,812	281,005
NXP Semiconductor N.V.	1,360	273,822
KLA Corp.	757	250,113
ASML Holding N.V. — Class G	382	235,832
Workday, Inc. — Class A*	884	219,612
Microchip Technology, Inc.	1,322	205,201
Cognizant Technology Solutions Corp. — Class A	2,606	203,581
Electronic Arts, Inc.	1,413	191,278
Cadence Design Systems, Inc.*	1,370	187,676
DocuSign, Inc.*	916	185,444
Synopsys, Inc.*	748	185,339
Paychex, Inc.	1,771	173,593
Marvell Technology Group Ltd.	3,299	161,585
NetEase, Inc. ADR	1,471	151,896
Xilinx, Inc.	1,205	149,299
Skyworks Solutions, Inc.	810	148,619
ANSYS, Inc.*	426	144,653
Atlassian Corporation plc — Class A*	653	137,626
Maxim Integrated Products, Inc.	1,316	120,243
Cerner Corp.	1,504	108,108
Splunk, Inc.*	794	107,571
Check Point Software Technologies Ltd.*	689	77,147
Total Technology		26,653,204
Communications - 18.3%
Amazon.com, Inc.*	1,625	5,027,880
Facebook, Inc. — Class A*	7,763	2,286,436
Alphabet, Inc. — Class C*	1,057	2,186,542
Alphabet, Inc. — Class A*	971	2,002,707
Comcast Corp. — Class A	22,449	1,214,715
Netflix, Inc.*	2,175	1,134,611
Cisco Systems, Inc.	20,733	1,072,103
T-Mobile US, Inc.*	6,103	764,645
Charter Communications, Inc. — Class A*	951	586,786
Booking Holdings, Inc.*	201	468,298
MercadoLibre, Inc.*	245	360,674
JD.com, Inc. ADR*	4,080	344,066
Baidu, Inc. ADR*	1,333	289,994
Pinduoduo, Inc. ADR*	1,697	227,194
eBay, Inc.	3,342	204,664
Match Group, Inc.*	1,321	181,479
Okta, Inc.*	595	131,156
Sirius XM Holdings, Inc.[1]	20,331	123,816
CDW Corp.	692	114,699
VeriSign, Inc.*	555	110,312
Trip.com Group Ltd. ADR*	2,587	102,523
Fox Corp. — Class A	1,642	59,293
Fox Corp. — Class B	1,258	43,942
Total Communications		19,038,535
Consumer, Non-cyclical - 7.7%
PayPal Holdings, Inc.*	5,752	1,396,816
PepsiCo, Inc.	6,775	958,324
Amgen, Inc.	2,836	705,625
Intuitive Surgical, Inc.*	578	427,108
Mondelez International, Inc. — Class A	6,935	405,906
Gilead Sciences, Inc.	6,171	398,832
Automatic Data Processing, Inc.	2,102	396,164
Illumina, Inc.*	717	275,371
Vertex Pharmaceuticals, Inc.*	1,277	274,414
Moderna, Inc.*	1,963	257,055
Regeneron Pharmaceuticals, Inc.*	517	244,613
Kraft Heinz Co.	6,007	240,280
Keurig Dr Pepper, Inc.	6,911	237,531
Monster Beverage Corp.*	2,593	236,196
Align Technology, Inc.*	389	210,655
Biogen, Inc.*	748	209,253
IDEXX Laboratories, Inc.*	420	205,510
Cintas Corp.	517	176,457
DexCom, Inc.*	472	169,632
Alexion Pharmaceuticals, Inc.*	1,080	165,143
Verisk Analytics, Inc. — Class A	799	141,175
Seagen, Inc.*	890	123,585
Incyte Corp.*	1,080	87,772
Total Consumer, Non-cyclical		7,943,417
Consumer, Cyclical - 5.5%
Tesla, Inc.*	3,833	2,560,176
Costco Wholesale Corp.	2,175	766,644
Starbucks Corp.	5,782	631,799
Marriott International, Inc. — Class A*	1,593	235,939
Walgreens Boots Alliance, Inc.	4,243	232,941
Ross Stores, Inc.	1,751	209,963
Lululemon Athletica, Inc.*	614	188,320
O'Reilly Automotive, Inc.*	345	175,001
PACCAR, Inc.	1,704	158,335
Peloton Interactive, Inc. — Class A*	1,295	145,610
Fastenal Co.	2,821	141,840
Dollar Tree, Inc.*	1,155	132,201
Copart, Inc.*	1,161	126,096
Total Consumer, Cyclical		5,704,865
Utilities - 0.6%
Exelon Corp.	4,795	209,733
American Electric Power Company, Inc.	2,439	206,583
Xcel Energy, Inc.	2,640	175,586
Total Utilities		591,902

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Industrial - 0.3%
CSX Corp.	3,745	$361,093
Total Common Stocks
(Cost $43,915,641)		60,293,016

MUTUAL FUNDS† - 24.1%
Guggenheim Strategy Fund II2	770,056	19,235,987
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	575,746	5,734,427
Total Mutual Funds
(Cost $24,658,017)		24,970,414

	Face Amount
U.S. TREASURY BILLS†† - 24.1%
U.S. Treasury Bills
0.09% due 04/01/21[3,4]	$7,100,000	7,100,000
0.03% due 04/01/21[3,4]	5,687,000	5,687,000
0.04% due 04/01/21[3,4]	3,000,000	3,000,000
0.01% due 04/22/21[4,5]	1,158,000	1,157,992
U.S. Cash Management Bill
0.03% due 08/03/21[4]	8,000,000	7,999,207
Total U.S. Treasury Bills
(Cost $24,944,197)		24,944,199

REPURCHASE AGREEMENTS††,6 - 10.9%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21[3]	6,060,363	6,060,363
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21[3]	2,755,335	2,755,335
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21[3]	2,514,673	2,514,673
Total Repurchase Agreements
(Cost $11,330,371)		11,330,371

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[8]	95,300	95,300
Total Securities Lending Collateral
(Cost $95,300)		95,300
Total Investments - 117.3%
(Cost $104,943,526)		$121,633,300
Other Assets & Liabilities, net - (17.3)%		(17,920,610)
Total Net Assets - 100.0%		$103,712,690

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	76	Jun 2021	$19,888,820	$231,850

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	0.64% (1 Week USD LIBOR + 0.55%)	At Maturity	04/08/21	3,210	$42,020,104	$190,144
BNP Paribas	NASDAQ-100 Index	0.76% (1 Month USD LIBOR + 0.65%)	At Maturity	04/08/21	381	4,994,079	(232,042)
Barclays Bank plc	NASDAQ-100 Index	0.59% (1 Week USD LIBOR + 0.50%)	At Maturity	04/07/21	6,134	80,301,707	(4,172,341)
						$127,315,890	$(4,214,239)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at March 31, 2021.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2021.

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$60,293,016	$—	$—	$60,293,016
Mutual Funds	24,970,414	—	—	24,970,414
U.S. Treasury Bills	—	24,944,199	—	24,944,199
Repurchase Agreements	—	11,330,371	—	11,330,371
Securities Lending Collateral	95,300	—	—	95,300
Equity Futures Contracts**	231,850	—	—	231,850
Equity Index Swap Agreements**	—	190,144	—	190,144
Total Assets	$85,590,580	$36,464,714	$—	$122,055,294

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$4,404,383	$—	$4,404,383

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$19,837,695	$62,163	$(680,000)	$709	$15,420	$19,235,987	770,056	$64,089
Guggenheim Ultra Short Duration Fund — Institutional Class	10,913,117	2,129,221	(7,300,000)	69,358	(77,269)	5,734,427	575,746	19,798
	$30,750,812	$2,191,384	$(7,980,000)	$70,067	$(61,849)	$24,970,414		$83,887

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 65.8%
Technology - 29.1%
Apple, Inc.	65,578	$8,010,353
Microsoft Corp.	29,462	6,946,256
NVIDIA Corp.	3,685	1,967,532
Intel Corp.	24,151	1,545,664
Adobe, Inc.*	2,845	1,352,428
Broadcom, Inc.	2,427	1,125,303
Texas Instruments, Inc.	5,470	1,033,775
QUALCOMM, Inc.	6,753	895,380
Applied Materials, Inc.	5,455	728,788
Intuit, Inc.	1,628	623,622
Micron Technology, Inc.*	6,650	586,597
Advanced Micro Devices, Inc.*	7,200	565,200
Lam Research Corp.	849	505,359
Fiserv, Inc.*	3,979	473,660
Activision Blizzard, Inc.	4,605	428,265
Zoom Video Communications, Inc. — Class A*	1,212	389,403
Autodesk, Inc.*	1,307	362,235
Analog Devices, Inc.	2,193	340,091
NXP Semiconductor N.V.	1,647	331,607
KLA Corp.	916	302,646
ASML Holding N.V. — Class G	462	285,220
Workday, Inc. — Class A*	1,070	265,820
Microchip Technology, Inc.	1,601	248,507
Cognizant Technology Solutions Corp. — Class A	3,154	246,390
Electronic Arts, Inc.	1,710	231,483
Cadence Design Systems, Inc.*	1,658	227,129
DocuSign, Inc.*	1,109	224,517
Synopsys, Inc.*	906	224,489
Paychex, Inc.	2,144	210,155
Marvell Technology Group Ltd.	3,993	195,577
NetEase, Inc. ADR	1,781	183,906
Xilinx, Inc.	1,458	180,646
Skyworks Solutions, Inc.	980	179,810
ANSYS, Inc.*	516	175,213
Atlassian Corporation plc — Class A*	791	166,711
Maxim Integrated Products, Inc.	1,593	145,553
Cerner Corp.	1,821	130,894
Splunk, Inc.*	961	130,196
Check Point Software Technologies Ltd.*	833	93,271
Total Technology		32,259,651
Communications - 20.8%
Amazon.com, Inc.*	1,967	6,086,055
Facebook, Inc. — Class A*	9,396	2,767,404
Alphabet, Inc. — Class C*	1,280	2,647,846
Alphabet, Inc. — Class A*	1,175	2,423,461
Comcast Corp. — Class A	27,172	1,470,277
Netflix, Inc.*	2,633	1,373,531
Cisco Systems, Inc.	25,095	1,297,662
T-Mobile US, Inc.*	7,387	925,517
Charter Communications, Inc. — Class A*	1,152	710,807
Booking Holdings, Inc.*	243	566,151
MercadoLibre, Inc.*	296	435,753
JD.com, Inc. ADR*	4,938	416,422
Baidu, Inc. ADR*	1,613	350,908
Pinduoduo, Inc. ADR*	2,054	274,990
eBay, Inc.	4,045	247,716
Match Group, Inc.*	1,599	219,671
Okta, Inc.*	721	158,930
Sirius XM Holdings, Inc.[1]	24,609	149,869
CDW Corp.	838	138,898
VeriSign, Inc.*	672	133,567
Trip.com Group Ltd. ADR*	3,132	124,121
Fox Corp. — Class A	1,987	71,751
Fox Corp. — Class B	1,523	53,198
Total Communications		23,044,505
Consumer, Non-cyclical - 8.7%
PayPal Holdings, Inc.*	6,962	1,690,652
PepsiCo, Inc.	8,201	1,160,032
Amgen, Inc.	3,433	854,165
Intuitive Surgical, Inc.*	700	517,258
Mondelez International, Inc. — Class A	8,394	491,301
Gilead Sciences, Inc.	7,469	482,721
Automatic Data Processing, Inc.	2,544	479,468
Illumina, Inc.*	867	332,980
Vertex Pharmaceuticals, Inc.*	1,545	332,005
Moderna, Inc.*	2,376	311,137
Regeneron Pharmaceuticals, Inc.*	626	296,186
Kraft Heinz Co.	7,271	290,840
Keurig Dr Pepper, Inc.	8,365	287,505
Monster Beverage Corp.*	3,138	285,840
Align Technology, Inc.*	470	254,519
Biogen, Inc.*	906	253,454
IDEXX Laboratories, Inc.*	508	248,570
Cintas Corp.	624	212,977
DexCom, Inc.*	572	205,571
Alexion Pharmaceuticals, Inc.*	1,307	199,853
Verisk Analytics, Inc. — Class A	968	171,036
Seagen, Inc.*	1,077	149,552
Incyte Corp.*	1,307	106,220
Total Consumer, Non-cyclical		9,613,842
Consumer, Cyclical - 6.2%
Tesla, Inc.*	4,640	3,099,195
Costco Wholesale Corp.	2,633	928,080
Starbucks Corp.	6,998	764,672
Marriott International, Inc. — Class A*	1,928	285,556
Walgreens Boots Alliance, Inc.	5,136	281,967
Ross Stores, Inc.	2,119	254,089
Lululemon Athletica, Inc.*	744	228,192
O'Reilly Automotive, Inc.*	417	211,523
PACCAR, Inc.	2,062	191,601
Peloton Interactive, Inc. — Class A*	1,567	176,193
Fastenal Co.	3,414	171,656
Dollar Tree, Inc.*	1,398	160,015
Copart, Inc.*	1,405	152,597
Total Consumer, Cyclical		6,905,336
Utilities - 0.6%
Exelon Corp.	5,804	253,867
American Electric Power Company, Inc.	2,952	250,034
Xcel Energy, Inc.	3,196	212,566
Total Utilities		716,467

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 65.8% (continued)
Industrial - 0.4%
CSX Corp.	4,532	$436,976
Total Common Stocks
(Cost $42,809,734)		72,976,777

MUTUAL FUNDS† - 26.9%
Guggenheim Strategy Fund II2	684,339	17,094,785
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	1,283,986	12,788,495
Total Mutual Funds
(Cost $29,743,032)		29,883,280

	Face Amount
U.S. TREASURY BILLS†† - 2.7%
U.S. Treasury Bills
0.01% due 04/22/21[3,4]	$1,207,000	1,206,991
0.09% due 04/01/21[4,5]	500,000	500,000
0.02% due 04/01/21[4,5]	350,000	350,000
0.03% due 04/01/21[4,5]	1,000	1,000
U.S. Cash Management Bill
0.03% due 08/03/21[4]	1,000,000	999,901
Total U.S. Treasury Bills
(Cost $3,057,890)		3,057,892

REPURCHASE AGREEMENTS††,6 - 5.0%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21[5]	2,952,603	2,952,603
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21[5]	1,342,397	1,342,397
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21[5]	1,225,146	1,225,146
Total Repurchase Agreements
(Cost $5,520,146)		5,520,146

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[8]	115,350	115,350
Total Securities Lending Collateral
(Cost $115,350)		115,350
Total Investments - 100.5%
(Cost $81,246,152)		$111,553,445
Other Assets & Liabilities, net - (0.5)%		(574,681)
Total Net Assets - 100.0%		$110,978,764

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	87	Jun 2021	$22,767,465	$242,554

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	0.64% (1 Week USD LIBOR + 0.55%)	At Maturity	04/08/21	400	$5,231,959	$114,107
BNP Paribas	NASDAQ-100 Index	0.76% (1 Month USD LIBOR + 0.65%)	At Maturity	04/08/21	111	1,451,056	(67,420)
Barclays Bank plc	NASDAQ-100 Index	0.59% (1 Week USD LIBOR + 0.50%)	At Maturity	04/07/21	657	8,595,613	(195,349)
						$15,278,628	$(148,662)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2021.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2021.

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$72,976,777	$—	$—	$72,976,777
Mutual Funds	29,883,280	—	—	29,883,280
U.S. Treasury Bills	—	3,057,892	—	3,057,892
Repurchase Agreements	—	5,520,146	—	5,520,146
Securities Lending Collateral	115,350	—	—	115,350
Equity Futures Contracts**	242,554	—	—	242,554
Equity Index Swap Agreements**	—	114,107	—	114,107
Total Assets	$103,217,961	$8,692,145	$—	$111,910,106

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$262,769	$—	$262,769

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$16,319,628	$762,964	$–	$–	$12,193	$17,094,785	684,339	$54,549
Guggenheim Ultra Short Duration Fund — Institutional Class	$13,384,160	$30,303	$(600,000)	$244	$(26,212)	$12,788,495	1,283,986	$31,011
	$29,703,788	$793,267	$(600,000)	$244	$(14,019)	$29,883,280		$85,560

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 44.3%
Technology - 9.9%
Apple, Inc.	8,959	$1,094,342
Microsoft Corp.	4,282	1,009,567
NVIDIA Corp.	352	187,943
Intel Corp.	2,306	147,584
Adobe, Inc.*	272	129,301
salesforce.com, Inc.*	521	110,384
Broadcom, Inc.	232	107,569
Accenture plc — Class A	360	99,450
Texas Instruments, Inc.	523	98,842
QUALCOMM, Inc.	645	85,521
Oracle Corp.	1,053	73,889
Applied Materials, Inc.	521	69,606
International Business Machines Corp.	507	67,563
Intuit, Inc.	155	59,374
Micron Technology, Inc.*	635	56,013
ServiceNow, Inc.*	112	56,012
Advanced Micro Devices, Inc.*	688	54,008
Fidelity National Information Services, Inc.	353	49,635
Lam Research Corp.	81	48,214
Activision Blizzard, Inc.	440	40,920
Fiserv, Inc.*	327	38,926
Autodesk, Inc.*	125	34,644
Analog Devices, Inc.	209	32,412
NXP Semiconductor N.V.	157	31,610
KLA Corp.	87	28,745
Roper Technologies, Inc.	60	24,200
Microchip Technology, Inc.	153	23,749
Cognizant Technology Solutions Corp. — Class A	302	23,592
HP, Inc.	711	22,574
Electronic Arts, Inc.	164	22,201
Cadence Design Systems, Inc.*	158	21,644
Synopsys, Inc.*	87	21,557
MSCI, Inc. — Class A	47	19,706
Paychex, Inc.	182	17,840
Xilinx, Inc.	140	17,346
Skyworks Solutions, Inc.	94	17,247
ANSYS, Inc.*	49	16,638
Zebra Technologies Corp. — Class A*	30	14,556
Fortinet, Inc.*	77	14,200
Maxim Integrated Products, Inc.	152	13,888
Cerner Corp.	174	12,507
Qorvo, Inc.*	65	11,875
Hewlett Packard Enterprise Co.	739	11,632
Western Digital Corp.	174	11,615
Teradyne, Inc.	95	11,560
Take-Two Interactive Software, Inc.*	65	11,486
Paycom Software, Inc.*	28	10,362
Broadridge Financial Solutions, Inc.	66	10,105
Citrix Systems, Inc.	70	9,825
Tyler Technologies, Inc.*	23	9,764
Akamai Technologies, Inc.*	93	9,477
NetApp, Inc.	126	9,156
Monolithic Power Systems, Inc.	25	8,830
Seagate Technology plc	114	8,750
Leidos Holdings, Inc.	77	7,414
Jack Henry & Associates, Inc.	43	6,524
DXC Technology Co.*	144	4,501
IPG Photonics Corp.*	20	4,219
Total Technology		4,272,614
Consumer, Non-cyclical - 8.9%
Johnson & Johnson	1,492	245,210
UnitedHealth Group, Inc.	536	199,430
Procter & Gamble Co.	1,398	189,331
PayPal Holdings, Inc.*	665	161,489
Abbott Laboratories	1,005	120,439
Coca-Cola Co.	2,202	116,067
Pfizer, Inc.	3,166	114,704
PepsiCo, Inc.	784	110,897
Merck & Company, Inc.	1,437	110,778
AbbVie, Inc.	1,002	108,436
Thermo Fisher Scientific, Inc.	223	101,773
Medtronic plc	765	90,369
Eli Lilly & Co.	451	84,256
Amgen, Inc.	328	81,610
Danaher Corp.	360	81,029
Bristol-Myers Squibb Co.	1,272	80,301
Philip Morris International, Inc.	884	78,446
CVS Health Corp.	744	55,971
Altria Group, Inc.	1,055	53,974
Anthem, Inc.	139	49,894
Intuitive Surgical, Inc.*	67	49,509
Cigna Corp.	200	48,348
S&P Global, Inc.	137	48,343
Mondelez International, Inc. — Class A	801	46,883
Gilead Sciences, Inc.	713	46,081
Automatic Data Processing, Inc.	244	45,987
Stryker Corp.	187	45,549
Zoetis, Inc.	270	42,520
Becton Dickinson and Co.	166	40,363
Estee Lauder Companies, Inc. — Class A	131	38,102
Colgate-Palmolive Co.	482	37,996
Global Payments, Inc.	168	33,865
Illumina, Inc.*	83	31,877
Vertex Pharmaceuticals, Inc.*	148	31,804
Boston Scientific Corp.*	805	31,113
Humana, Inc.	74	31,024
Edwards Lifesciences Corp.*	354	29,609
HCA Healthcare, Inc.	151	28,439
Regeneron Pharmaceuticals, Inc.*	60	28,388
Moody's Corp.	92	27,472
Kimberly-Clark Corp.	192	26,698
Biogen, Inc.*	87	24,338
Baxter International, Inc.	287	24,206
IDEXX Laboratories, Inc.*	49	23,976
Sysco Corp.	290	22,835
Align Technology, Inc.*	41	22,203
Constellation Brands, Inc. — Class A	96	21,888
General Mills, Inc.	347	21,278
Centene Corp.*	330	21,090
IQVIA Holdings, Inc.*	109	21,052
IHS Markit Ltd.	212	20,517

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 44.3% (continued)
Consumer, Non-cyclical - 8.9% (continued)
DexCom, Inc.*	55	$19,767
Corteva, Inc.	423	19,720
Monster Beverage Corp.*	210	19,129
Alexion Pharmaceuticals, Inc.*	125	19,114
Zimmer Biomet Holdings, Inc.	118	18,889
Archer-Daniels-Midland Co.	317	18,069
McKesson Corp.	91	17,749
Cintas Corp.	51	17,407
Verisk Analytics, Inc. — Class A	92	16,255
ResMed, Inc.	83	16,104
Kroger Co.	432	15,548
Kraft Heinz Co.	368	14,720
Laboratory Corporation of America Holdings*	55	14,027
Clorox Co.	72	13,887
United Rentals, Inc.*	41	13,502
Hershey Co.	83	13,127
Equifax, Inc.	70	12,679
McCormick & Company, Inc.	142	12,661
FleetCor Technologies, Inc.*	47	12,626
Tyson Foods, Inc. — Class A	167	12,408
Church & Dwight Company, Inc.	139	12,142
West Pharmaceutical Services, Inc.	42	11,835
MarketAxess Holdings, Inc.	22	10,954
Hologic, Inc.*	146	10,859
Teleflex, Inc.	26	10,802
Cooper Companies, Inc.	28	10,754
Conagra Brands, Inc.	277	10,415
Catalent, Inc.*	97	10,215
Cardinal Health, Inc.	167	10,145
AmerisourceBergen Corp. — Class A	84	9,918
Quest Diagnostics, Inc.	76	9,754
Viatris, Inc.*	686	9,583
Varian Medical Systems, Inc.*	52	9,180
Kellogg Co.	145	9,178
STERIS plc	48	9,143
Gartner, Inc.*	50	9,128
Avery Dennison Corp.	48	8,815
Incyte Corp.*	106	8,615
ABIOMED, Inc.*	26	8,287
PerkinElmer, Inc.	64	8,211
Dentsply Sirona, Inc.	125	7,976
J M Smucker Co.	62	7,845
Hormel Foods Corp.	159	7,597
Brown-Forman Corp. — Class B	104	7,173
Quanta Services, Inc.	79	6,950
Bio-Rad Laboratories, Inc. — Class A*	12	6,854
Lamb Weston Holdings, Inc.	83	6,431
Universal Health Services, Inc. — Class B	44	5,869
Campbell Soup Co.	115	5,781
Henry Schein, Inc.*	81	5,608
Molson Coors Beverage Co. — Class B*	107	5,473
Nielsen Holdings plc	204	5,131
Robert Half International, Inc.	64	4,996
DaVita, Inc.*	41	4,419
Rollins, Inc.	126	4,337
Perrigo Company plc	76	3,076
Total Consumer, Non-cyclical		3,858,594
Communications - 7.1%
Amazon.com, Inc.*	244	754,956
Facebook, Inc. — Class A*	1,365	402,034
Alphabet, Inc. — Class A*	172	354,753
Alphabet, Inc. — Class C*	164	339,255
Walt Disney Co.*	1,030	190,056
Comcast Corp. — Class A	2,595	140,415
Verizon Communications, Inc.	2,348	136,536
Netflix, Inc.*	252	131,458
Cisco Systems, Inc.	2,396	123,897
AT&T, Inc.	4,048	122,533
Booking Holdings, Inc.*	23	53,586
Charter Communications, Inc. — Class A*	80	49,362
T-Mobile US, Inc.*	332	41,596
Twitter, Inc.*	453	28,824
eBay, Inc.	367	22,475
Corning, Inc.	436	18,970
Motorola Solutions, Inc.	96	18,053
ViacomCBS, Inc. — Class B	333	15,018
Etsy, Inc.*	72	14,520
Expedia Group, Inc.*	79	13,598
CDW Corp.	80	13,260
VeriSign, Inc.*	56	11,131
Arista Networks, Inc.*	32	9,661
Omnicom Group, Inc.	123	9,121
Lumen Technologies, Inc.	560	7,476
F5 Networks, Inc.*	35	7,302
NortonLifeLock, Inc.	331	7,037
Fox Corp. — Class A	191	6,897
Interpublic Group of Companies, Inc.	222	6,482
Discovery, Inc. — Class C*	164	6,050
News Corp. — Class A	222	5,646
DISH Network Corp. — Class A*	140	5,068
Juniper Networks, Inc.	186	4,711
Discovery, Inc. — Class A*	92	3,998
Fox Corp. — Class B	87	3,039
News Corp. — Class B	70	1,642
Total Communications		3,080,416
Financial - 6.8%
Berkshire Hathaway, Inc. — Class B*	1,082	276,419
JPMorgan Chase & Co.	1,733	263,815
Visa, Inc. — Class A	963	203,896
Mastercard, Inc. — Class A	498	177,313
Bank of America Corp.	4,313	166,870
Wells Fargo & Co.	2,346	91,658
Citigroup, Inc.	1,185	86,209
Morgan Stanley	852	66,166
Goldman Sachs Group, Inc.	196	64,092
BlackRock, Inc. — Class A	81	61,071
American Tower Corp. — Class A REIT	253	60,482
Charles Schwab Corp.	849	55,338
American Express Co.	370	52,333
Truist Financial Corp.	765	44,615
Prologis, Inc. REIT	420	44,520
U.S. Bancorp	776	42,921

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 44.3% (continued)
Financial - 6.8% (continued)
Crown Castle International Corp. REIT	246	$42,344
PNC Financial Services Group, Inc.	241	42,274
CME Group, Inc. — Class A	204	41,663
Chubb Ltd.	256	40,440
Intercontinental Exchange, Inc.	319	35,626
Marsh & McLennan Companies, Inc.	289	35,200
Equinix, Inc. REIT	51	34,659
Capital One Financial Corp.	261	33,207
Progressive Corp.	332	31,743
Aon plc — Class A	128	29,454
MetLife, Inc.	427	25,957
American International Group, Inc.	491	22,689
Digital Realty Trust, Inc. REIT	160	22,534
T. Rowe Price Group, Inc.	129	22,136
Bank of New York Mellon Corp.	459	21,706
Travelers Companies, Inc.	143	21,507
Simon Property Group, Inc. REIT	187	21,275
Public Storage REIT	86	21,221
Prudential Financial, Inc.	225	20,498
Allstate Corp.	172	19,763
Aflac, Inc.	363	18,578
SBA Communications Corp. REIT	62	17,208
Welltower, Inc. REIT	237	16,976
Willis Towers Watson plc	74	16,937
State Street Corp.	200	16,802
First Republic Bank	100	16,675
Discover Financial Services	174	16,528
Ameriprise Financial, Inc.	66	15,342
SVB Financial Group*	31	15,303
CBRE Group, Inc. — Class A*	191	15,110
Weyerhaeuser Co. REIT	424	15,094
Fifth Third Bancorp	403	15,092
AvalonBay Communities, Inc. REIT	79	14,576
Equity Residential REIT	195	13,968
Arthur J Gallagher & Co.	110	13,725
Hartford Financial Services Group, Inc.	204	13,625
Realty Income Corp. REIT	212	13,462
Synchrony Financial	308	12,523
Northern Trust Corp.	118	12,403
Alexandria Real Estate Equities, Inc. REIT	72	11,830
Ventas, Inc. REIT	213	11,362
Regions Financial Corp.	546	11,280
M&T Bank Corp.	73	11,068
KeyCorp	550	10,989
Citizens Financial Group, Inc.	241	10,640
Essex Property Trust, Inc. REIT	37	10,058
Extra Space Storage, Inc. REIT	75	9,941
Healthpeak Properties, Inc. REIT	306	9,713
Nasdaq, Inc.	65	9,585
Mid-America Apartment Communities, Inc. REIT	65	9,383
Huntington Bancshares, Inc.	577	9,070
Duke Realty Corp. REIT	212	8,889
Cincinnati Financial Corp.	85	8,763
Principal Financial Group, Inc.	144	8,634
Raymond James Financial, Inc.	70	8,579
Boston Properties, Inc. REIT	80	8,101
UDR, Inc. REIT	168	7,369
Host Hotels & Resorts, Inc. REIT*	400	6,740
Loews Corp.	129	6,615
Lincoln National Corp.	102	6,352
Cboe Global Markets, Inc.	62	6,119
Iron Mountain, Inc. REIT	164	6,070
W R Berkley Corp.	80	6,028
Western Union Co.	234	5,770
Everest Re Group Ltd.	23	5,700
Comerica, Inc.	79	5,668
Invesco Ltd.	214	5,397
Globe Life, Inc.	54	5,218
Zions Bancorp North America	93	5,111
Regency Centers Corp. REIT	90	5,104
Assurant, Inc.	33	4,678
Kimco Realty Corp. REIT	245	4,594
Franklin Resources, Inc.	155	4,588
People's United Financial, Inc.	241	4,314
Vornado Realty Trust REIT	90	4,085
Federal Realty Investment Trust REIT	40	4,058
Unum Group	116	3,228
Total Financial		2,914,232
Consumer, Cyclical - 4.3%
Tesla, Inc.*	436	291,218
Home Depot, Inc.	611	186,508
Walmart, Inc.	787	106,898
NIKE, Inc. — Class B	722	95,947
McDonald's Corp.	423	94,811
Costco Wholesale Corp.	251	88,473
Lowe's Companies, Inc.	415	78,925
Starbucks Corp.	668	72,992
Target Corp.	284	56,252
TJX Companies, Inc.	681	45,048
General Motors Co.*	720	41,371
Dollar General Corp.	139	28,164
Ford Motor Co.*	2,218	27,171
Ross Stores, Inc.	202	24,222
Chipotle Mexican Grill, Inc. — Class A*	16	22,733
Marriott International, Inc. — Class A*	151	22,365
Walgreens Boots Alliance, Inc.	407	22,344
Cummins, Inc.	84	21,765
Aptiv plc*	153	21,099
Southwest Airlines Co.*	335	20,455
O'Reilly Automotive, Inc.*	40	20,290
Hilton Worldwide Holdings, Inc.*	158	19,105
Yum! Brands, Inc.	170	18,391
PACCAR, Inc.	197	18,305
AutoZone, Inc.*	13	18,256
Delta Air Lines, Inc.*	362	17,477
DR Horton, Inc.	188	16,755
Fastenal Co.	326	16,391
Lennar Corp. — Class A	156	15,792
Dollar Tree, Inc.*	135	15,452

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 44.3% (continued)
Consumer, Cyclical - 4.3% (continued)
Best Buy Company, Inc.	131	$15,040
VF Corp.	183	14,625
Copart, Inc.*	118	12,816
CarMax, Inc.*	92	12,205
Carnival Corp.*	453	12,023
Tractor Supply Co.	66	11,687
Las Vegas Sands Corp.*	186	11,301
Royal Caribbean Cruises Ltd.*	125	10,701
Darden Restaurants, Inc.	75	10,650
United Airlines Holdings, Inc.*	181	10,415
Caesars Entertainment, Inc.*	118	10,319
Ulta Beauty, Inc.*	33	10,203
WW Grainger, Inc.	25	10,023
Genuine Parts Co.	82	9,479
NVR, Inc.*	2	9,422
MGM Resorts International	233	8,852
Penn National Gaming, Inc.*	84	8,806
American Airlines Group, Inc.*	363	8,676
L Brands, Inc.*	133	8,227
Domino's Pizza, Inc.	22	8,091
Pool Corp.	23	7,941
Whirlpool Corp.	36	7,932
PulteGroup, Inc.	151	7,918
Wynn Resorts Ltd.*	60	7,522
Hasbro, Inc.	73	7,017
Live Nation Entertainment, Inc.*	81	6,857
Advance Auto Parts, Inc.	37	6,789
LKQ Corp.*	158	6,688
Tapestry, Inc.*	158	6,511
Mohawk Industries, Inc.*	33	6,346
BorgWarner, Inc.	136	6,305
Newell Brands, Inc.	214	5,731
Norwegian Cruise Line Holdings Ltd.*	206	5,683
Alaska Air Group, Inc.*	70	4,845
PVH Corp.*	40	4,228
Hanesbrands, Inc.	198	3,895
Gap, Inc.	117	3,484
Leggett & Platt, Inc.	75	3,424
Ralph Lauren Corp. — Class A*	27	3,325
Under Armour, Inc. — Class A*	107	2,371
Under Armour, Inc. — Class C*	111	2,049
Total Consumer, Cyclical		1,875,397
Industrial - 3.8%
Honeywell International, Inc.	395	85,743
Union Pacific Corp.	380	83,756
Boeing Co.*	312	79,473
Caterpillar, Inc.	310	71,880
United Parcel Service, Inc. — Class B	408	69,356
Raytheon Technologies Corp.	863	66,684
Deere & Co.	178	66,597
General Electric Co.	4,977	65,348
3M Co.	330	63,584
Lockheed Martin Corp.	140	51,730
CSX Corp.	433	41,750
FedEx Corp.	138	39,197
Norfolk Southern Corp.	144	38,667
Illinois Tool Works, Inc.	164	36,329
Eaton Corporation plc	227	31,390
Emerson Electric Co.	340	30,675
Waste Management, Inc.	221	28,513
Northrop Grumman Corp.	88	28,480
Johnson Controls International plc	409	24,405
TE Connectivity Ltd.	189	24,402
General Dynamics Corp.	133	24,147
L3Harris Technologies, Inc.	117	23,714
Parker-Hannifin Corp.	74	23,342
Amphenol Corp. — Class A	341	22,496
Trane Technologies plc	135	22,351
Agilent Technologies, Inc.	173	21,995
Carrier Global Corp.	464	19,590
Stanley Black & Decker, Inc.	92	18,370
TransDigm Group, Inc.*	31	18,225
Rockwell Automation, Inc.	66	17,519
AMETEK, Inc.	131	16,733
Otis Worldwide Corp.	232	15,880
Ball Corp.	186	15,762
Keysight Technologies, Inc.*	106	15,200
Mettler-Toledo International, Inc.*	13	15,024
Kansas City Southern	52	13,724
Fortive Corp.	192	13,563
Old Dominion Freight Line, Inc.	55	13,222
Vulcan Materials Co.	75	12,656
Republic Services, Inc. — Class A	119	11,823
Generac Holdings, Inc.*	36	11,788
Martin Marietta Materials, Inc.	35	11,754
Dover Corp.	82	11,245
Garmin Ltd.	85	11,207
Trimble, Inc.*	142	11,046
Xylem, Inc.	103	10,834
Ingersoll Rand, Inc.*	212	10,432
Amcor plc	886	10,348
Expeditors International of Washington, Inc.	96	10,338
Waters Corp.*	36	10,230
Jacobs Engineering Group, Inc.	74	9,566
IDEX Corp.	43	9,001
Masco Corp.	146	8,745
Teledyne Technologies, Inc.*	21	8,687
Westinghouse Air Brake Technologies Corp.	101	7,995
J.B. Hunt Transport Services, Inc.	47	7,899
Westrock Co.	150	7,808
Fortune Brands Home & Security, Inc.	79	7,570
Packaging Corporation of America	54	7,262
CH Robinson Worldwide, Inc.	76	7,253
Textron, Inc.	129	7,234
Snap-on, Inc.	31	7,153
Howmet Aerospace, Inc.*	221	7,101
Allegion plc	51	6,407
Pentair plc	94	5,858
A O Smith Corp.	77	5,206
Huntington Ingalls Industries, Inc.	23	4,734
FLIR Systems, Inc.	75	4,235

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 44.3% (continued)
Industrial - 3.8% (continued)
Sealed Air Corp.	88	$4,032
Total Industrial		1,626,263
Energy - 1.3%
Exxon Mobil Corp.	2,404	134,215
Chevron Corp.	1,093	114,536
ConocoPhillips	769	40,734
EOG Resources, Inc.	331	24,007
Schlumberger N.V.	793	21,562
Phillips 66	248	20,222
Marathon Petroleum Corp.	370	19,791
Pioneer Natural Resources Co.	117	18,582
Kinder Morgan, Inc.	1,105	18,398
Valero Energy Corp.	233	16,683
Williams Companies, Inc.	689	16,322
ONEOK, Inc.	253	12,817
Occidental Petroleum Corp.	476	12,671
Enphase Energy, Inc.*	73	11,838
Hess Corp.	156	11,039
Halliburton Co.	505	10,837
Baker Hughes Co.	414	8,947
Diamondback Energy, Inc.	103	7,570
Devon Energy Corp.	338	7,385
Marathon Oil Corp.	449	4,795
Cabot Oil & Gas Corp. — Class A	227	4,263
APA Corp.	214	3,831
HollyFrontier Corp.	85	3,041
NOV, Inc.*	220	3,018
Total Energy		547,104
Utilities - 1.2%
NextEra Energy, Inc.	1,112	84,078
Duke Energy Corp.	436	42,087
Southern Co.	600	37,296
Dominion Energy, Inc.	457	34,714
Exelon Corp.	555	24,276
American Electric Power Company, Inc.	282	23,885
Sempra Energy	172	22,804
Xcel Energy, Inc.	305	20,286
Public Service Enterprise Group, Inc.	287	17,280
Eversource Energy	196	16,972
WEC Energy Group, Inc.	179	16,753
American Water Works Company, Inc.	103	15,442
DTE Energy Co.	110	14,645
Consolidated Edison, Inc.	194	14,511
PPL Corp.	437	12,603
Edison International	215	12,599
Ameren Corp.	144	11,716
Entergy Corp.	114	11,340
FirstEnergy Corp.	308	10,685
AES Corp.	380	10,188
CMS Energy Corp.	164	10,040
Alliant Energy Corp.	142	7,691
Evergy, Inc.	129	7,679
Atmos Energy Corp.	73	7,216
CenterPoint Energy, Inc.	313	7,089
NiSource, Inc.	222	5,352
NRG Energy, Inc.	139	5,244
Pinnacle West Capital Corp.	64	5,206
Total Utilities		509,677
Basic Materials - 1.0%
Linde plc	297	83,202
Air Products and Chemicals, Inc.	126	35,449
Sherwin-Williams Co.	46	33,948
Ecolab, Inc.	141	30,184
Newmont Corp.	455	27,423
Freeport-McMoRan, Inc.	828	27,266
Dow, Inc.	424	27,111
DuPont de Nemours, Inc.	305	23,570
PPG Industries, Inc.	135	20,285
International Flavors & Fragrances, Inc.	143	19,964
LyondellBasell Industries N.V. — Class A	147	15,295
Nucor Corp.	169	13,566
International Paper Co.	224	12,112
Celanese Corp. — Class A	65	9,738
Albemarle Corp.	66	9,643
Eastman Chemical Co.	77	8,479
FMC Corp.	73	8,074
Mosaic Co.	196	6,196
CF Industries Holdings, Inc.	121	5,491
Total Basic Materials		416,996
Total Common Stocks
(Cost $15,944,776)		19,101,293

MUTUAL FUNDS† - 36.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	1,037,818	10,336,672
Guggenheim Strategy Fund II1	220,242	5,501,653
Total Mutual Funds
(Cost $15,731,962)		15,838,325

	Face Amount
U.S. TREASURY BILLS†† - 5.1%
U.S. Treasury Bills
0.09% due 04/01/21[2,3]	$500,000	500,000
0.09% due 04/01/21[2,3]	500,000	500,000
0.04% due 04/01/21[2,3]	175,000	175,000
0.03% due 04/01/21[2,3]	12,000	12,000

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
U.S. TREASURY BILLS†† - 5.1% (continued)
U.S. Cash Management Bill
0.03% due 08/03/21[3]	$1,000,000	$999,901
Total U.S. Treasury Bills
(Cost $2,186,901)		2,186,901

REPURCHASE AGREEMENTS††,4 - 12.9%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21[2]	2,968,192	2,968,192
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21[2]	1,349,484	1,349,484
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21[2]	1,231,615	1,231,615
Total Repurchase Agreements
(Cost $5,549,291)		5,549,291
Total Investments - 99.0%
(Cost $39,412,930)		$42,675,810
Other Assets & Liabilities, net - 1.0%		429,033
Total Net Assets - 100.0%		$43,104,843

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	0.54% (1 Week USD LIBOR + 0.45%)	At Maturity	04/08/21	6,900	$27,413,615	$468,175
Barclays Bank plc	S&P 500 Index	0.54% (1 Week USD LIBOR + 0.45%)	At Maturity	04/07/21	2,773	11,015,046	92,460
BNP Paribas	S&P 500 Index	0.66% (1 Month USD LIBOR + 0.55%)	At Maturity	04/08/21	1,776	7,054,981	73,803
						$45,483,642	$634,438

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,101,293	$—	$—	$19,101,293
Mutual Funds	15,838,325	—	—	15,838,325
U.S. Treasury Bills	—	2,186,901	—	2,186,901
Repurchase Agreements	—	5,549,291	—	5,549,291
Equity Index Swap Agreements**	—	634,438	—	634,438
Total Assets	$34,939,618	$8,370,630	$—	$43,310,248

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,480,042	$17,231	$–	$–	$4,380	$5,501,653	220,242	$17,763
Guggenheim Ultra Short Duration Fund — Institutional Class	6,345,237	9,024,192	(5,000,000)	(8,022)	(24,735)	10,336,672	1,037,818	24,528
	$11,825,279	$9,041,423	$(5,000,000)	$(8,022)	$(20,355)	$15,838,325		$42,291

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 95.4%
Mining - 95.4%
Newmont Corp.	26,919	$1,622,408
Freeport-McMoRan, Inc.	48,163	1,586,008
Barrick Gold Corp.	69,294	1,372,021
Franco-Nevada Corp.	9,336	1,169,707
Wheaton Precious Metals Corp.	25,345	968,432
Agnico Eagle Mines Ltd.	15,105	873,220
Sibanye Stillwater Ltd. ADR	46,723	834,473
AngloGold Ashanti Ltd. ADR	32,853	721,780
Kirkland Lake Gold Ltd.	20,946	707,975
Gold Fields Ltd. ADR	71,609	679,569
Kinross Gold Corp.	101,797	678,986
Royal Gold, Inc.	5,913	636,357
Pan American Silver Corp.	18,815	565,015
B2Gold Corp.	113,330	488,452
Yamana Gold, Inc.	109,612	475,716
First Majestic Silver Corp.*,1	27,157	423,106
Alamos Gold, Inc. — Class A	52,225	407,877
SSR Mining, Inc.	28,317	404,367
Novagold Resources, Inc.*	45,035	394,507
Hecla Mining Co.	67,381	383,398
Harmony Gold Mining Company Ltd. ADR*	87,816	382,878
Coeur Mining, Inc.*	37,091	334,932
Equinox Gold Corp.*	40,629	324,626
Pretium Resources, Inc.*	31,122	322,735
Osisko Gold Royalties Ltd.	28,780	317,156
Eldorado Gold Corp.*	28,810	310,860
MAG Silver Corp.*	18,111	271,846
IAMGOLD Corp.*	91,038	271,293
Sandstorm Gold Ltd.*	39,193	266,512
SilverCrest Metals, Inc.*	31,292	252,839
Seabridge Gold, Inc.*	15,301	247,417
Fortuna Silver Mines, Inc.*	37,721	244,055
New Gold, Inc.*	147,570	227,258
Silvercorp Metals, Inc.	43,123	211,734
Endeavour Silver Corp.*	38,754	192,220
Gold Resource Corp.	38,698	102,163
Total Mining		19,673,898
Total Common Stocks
(Cost $7,394,581)		19,673,898

EXCHANGE-TRADED FUNDS† - 3.9%
VanEck Vectors Junior Gold Miners ETF	18,059	812,836
Total Exchange-Traded Funds
(Cost $399,095)		812,836

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$93,981	93,981
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	42,729	42,729
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	38,996	38,996
Total Repurchase Agreements
(Cost $175,706)		175,706

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	217,389	217,389
Total Securities Lending Collateral
(Cost $217,389)		217,389
Total Investments - 101.3%
(Cost $8,186,771)		$20,879,829
Other Assets & Liabilities, net - (1.3)%		(274,217)
Total Net Assets - 100.0%		$20,605,612

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2021.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,673,898	$—	$—	$19,673,898
Exchange-Traded Funds	812,836	—	—	812,836
Repurchase Agreements	—	175,706	—	175,706
Securities Lending Collateral	217,389	—	—	217,389
Total Assets	$20,704,123	$175,706	$—	$20,879,829

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.4%
REITs - 93.1%
REITs-Diversified - 24.9%
American Tower Corp. — Class A	1,402	$335,162
Crown Castle International Corp.	1,603	275,924
Equinix, Inc.	376	255,526
Digital Realty Trust, Inc.	1,457	205,204
SBA Communications Corp.	632	175,412
Weyerhaeuser Co.	4,631	164,864
VICI Properties, Inc.	4,732	133,632
Duke Realty Corp.	2,976	124,784
WP Carey, Inc.	1,584	112,084
Gaming and Leisure Properties, Inc.	2,315	98,225
Lamar Advertising Co. — Class A	1,009	94,765
CoreSite Realty Corp.	647	77,543
Apartment Income REIT Corp.	1,804	77,139
New Residential Investment Corp.	6,107	68,704
PS Business Parks, Inc.	423	65,387
PotlatchDeltic Corp.	1,128	59,694
EPR Properties	1,219	56,793
Lexington Realty Trust	4,929	54,761
Outfront Media, Inc.	2,501	54,597
Uniti Group, Inc.	4,519	49,845
Total REITs-Diversified		2,540,045
REITs-Office Property - 11.1%
Alexandria Real Estate Equities, Inc.	890	146,227
Boston Properties, Inc.	1,200	121,512
VEREIT, Inc.	2,410	93,074
Vornado Realty Trust	1,976	89,691
Kilroy Realty Corp.	1,298	85,188
Cousins Properties, Inc.	2,031	71,796
Douglas Emmett, Inc.	2,258	70,901
SL Green Realty Corp.	957	66,980
Highwoods Properties, Inc.	1,524	65,441
JBG SMITH Properties	2,003	63,675
Hudson Pacific Properties, Inc.	2,311	62,697
Equity Commonwealth	2,064	57,379
Corporate Office Properties Trust	1,995	52,528
Brandywine Realty Trust	3,528	45,546
Piedmont Office Realty Trust, Inc. — Class A	2,588	44,954
Total REITs-Office Property		1,137,589
REITs-Apartments - 10.7%
Equity Residential	2,241	160,523
AvalonBay Communities, Inc.	851	157,018
Invitation Homes, Inc.	4,245	135,798
Essex Property Trust, Inc.	474	128,852
Mid-America Apartment Communities, Inc.	876	126,459
UDR, Inc.	2,552	111,931
American Homes 4 Rent — Class A	3,113	103,787
Camden Property Trust	925	101,667
American Campus Communities, Inc.	1,761	76,022
Total REITs-Apartments		1,102,057
REITs-Warehouse/Industries - 9.4%
Prologis, Inc.	2,676	283,656
Americold Realty Trust	2,564	98,637
CyrusOne, Inc.	1,350	91,422
Rexford Industrial Realty, Inc.	1,601	80,690
First Industrial Realty Trust, Inc.	1,660	76,011
EastGroup Properties, Inc.	529	75,795
STAG Industrial, Inc.	2,163	72,698
Innovative Industrial Properties, Inc.	361	65,038
QTS Realty Trust, Inc. — Class A	1,016	63,033
Terreno Realty Corp.	1,080	62,392
Total REITs-Warehouse/Industries		969,372
REITs-Health Care - 9.4%
Welltower, Inc.	2,394	171,482
Ventas, Inc.	2,597	138,524
Healthpeak Properties, Inc.	4,070	129,182
Medical Properties Trust, Inc.	5,184	110,316
Omega Healthcare Investors, Inc.	2,488	91,135
Healthcare Trust of America, Inc. — Class A	2,765	76,259
Healthcare Realty Trust, Inc.	2,123	64,369
Physicians Realty Trust	3,363	59,424
Sabra Health Care REIT, Inc.	3,390	58,850
National Health Investors, Inc.	760	54,933
Total REITs-Health Care		954,474
REITs-Storage - 6.5%
Public Storage	838	206,785
Extra Space Storage, Inc.	993	131,622
Iron Mountain, Inc.	2,818	104,294
CubeSmart	2,283	86,366
Life Storage, Inc.	921	79,160
National Storage Affiliates Trust	1,570	62,690
Total REITs-Storage		670,917
REITs-Hotels - 4.8%
MGM Growth Properties LLC — Class A	3,242	105,754
Host Hotels & Resorts, Inc.*	6,224	104,874
Park Hotels & Resorts, Inc.	3,174	68,495
Ryman Hospitality Properties, Inc.	808	62,628
Pebblebrook Hotel Trust	2,259	54,871
Apple Hospitality REIT, Inc.	3,765	54,856
Sunstone Hotel Investors, Inc.	4,015	50,027
Total REITs-Hotels		501,505
REITs-Single Tenant - 4.6%
Realty Income Corp.	2,419	153,607
STORE Capital Corp.	2,811	94,169
National Retail Properties, Inc.	1,991	87,743
Spirit Realty Capital, Inc.	1,625	69,063
Agree Realty Corp.	955	64,281
Total REITs-Single Tenant		468,863
REITs-Shopping Centers - 4.3%
Regency Centers Corp.	1,707	96,804
Kimco Realty Corp.	4,738	88,838
Federal Realty Investment Trust	848	86,030
Brixmor Property Group, Inc.	3,758	76,024
Weingarten Realty Investors	2,146	57,749

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
REITs - 93.1% (continued)
REITs-Shopping Centers - 4.3% (continued)
Retail Opportunity Investments Corp.	2,637	$41,849
Total REITs-Shopping Centers		447,294
REITs-Mortgage - 2.9%
AGNC Investment Corp.	5,641	94,543
Starwood Property Trust, Inc.	3,364	83,225
Blackstone Mortgage Trust, Inc. — Class A	2,151	66,681
Chimera Investment Corp.	4,244	53,899
Total REITs-Mortgage		298,348
REITs-Manufactured Homes - 2.3%
Sun Communities, Inc.	854	128,134
Equity LifeStyle Properties, Inc.	1,679	106,852
Total REITs-Manufactured Homes		234,986
REITs-Regional Malls - 2.2%
Simon Property Group, Inc.	1,660	188,858
Macerich Co.[1]	3,390	39,663
Total REITs-Regional Malls		228,521
Total REITs		9,553,971
Real Estate - 4.7%
Real Estate Management/Services - 4.0%
CBRE Group, Inc. — Class A*	2,062	163,125
Jones Lang LaSalle, Inc.*	527	94,354
Redfin Corp.*	1,211	80,640
eXp World Holdings, Inc.*	1,701	77,481
Total Real Estate Management/Services		415,600
Real Estate Operations/Development - 0.7%
Howard Hughes Corp.*	741	70,491
Total Real Estate		486,091
Internet - 0.9%
Opendoor Technologies, Inc.*	4,610	97,686
Diversified Financial Services - 0.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,218	68,330
Total Common Stocks
(Cost $6,154,244)		10,206,078

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$31,250	31,250
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	14,208	14,208
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	12,967	12,967
Total Repurchase Agreements
(Cost $58,425)		58,425

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	27,195	27,195
Total Securities Lending Collateral
(Cost $27,195)		27,195
Total Investments - 100.3%
(Cost $6,239,864)		$10,291,698
Other Assets & Liabilities, net - (0.3)%		(32,130)
Total Net Assets - 100.0%		$10,259,568

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2021.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,206,078	$—	$—	$10,206,078
Repurchase Agreements	—	58,425	—	58,425
Securities Lending Collateral	27,195	—	—	27,195
Total Assets	$10,233,273	$58,425	$—	$10,291,698

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.6%
Retail - 59.3%
Walmart, Inc.	2,198	$298,554
Home Depot, Inc.	919	280,525
Costco Wholesale Corp.	552	194,569
Lowe's Companies, Inc.	963	183,143
Target Corp.	785	155,485
TJX Companies, Inc.	2,001	132,366
Dollar General Corp.	552	111,846
Carvana Co.*	399	104,698
Walgreens Boots Alliance, Inc.	1,907	104,694
Ross Stores, Inc.	802	96,168
O'Reilly Automotive, Inc.*	180	91,305
AutoZone, Inc.*	62	87,067
Best Buy Company, Inc.	712	81,745
Dollar Tree, Inc.*	702	80,351
Tractor Supply Co.	391	69,238
CarMax, Inc.*	518	68,718
Burlington Stores, Inc.*	219	65,437
L Brands, Inc.*	1,013	62,664
Ulta Beauty, Inc.*	198	61,216
Genuine Parts Co.	526	60,800
Williams-Sonoma, Inc.	324	58,061
RH*	96	57,274
Advance Auto Parts, Inc.	282	51,744
Five Below, Inc.*	258	49,224
Gap, Inc.	1,641	48,869
Lithia Motors, Inc. — Class A	122	47,591
Floor & Decor Holdings, Inc. — Class A*	497	47,453
Kohl's Corp.	762	45,423
AutoNation, Inc.*	450	41,949
BJ's Wholesale Club Holdings, Inc.*	868	38,938
Dick's Sporting Goods, Inc.	506	38,532
Foot Locker, Inc.	640	36,000
Ollie's Bargain Outlet Holdings, Inc.*	411	35,757
Nordstrom, Inc.*	907	34,348
American Eagle Outfitters, Inc.	1,116	32,632
Macy's, Inc.*	1,918	31,052
Murphy USA, Inc.	214	30,936
Bed Bath & Beyond, Inc.*	938	27,343
Big Lots, Inc.	349	23,837
GameStop Corp. — Class A*	92	17,463
Total Retail		3,185,015
Internet - 37.4%
Amazon.com, Inc.*	192	594,063
Alibaba Group Holding Ltd. ADR*	881	199,749
Booking Holdings, Inc.*	62	144,450
JD.com, Inc. ADR*	1,229	103,642
eBay, Inc.	1,601	98,045
Chewy, Inc. — Class A*	1,087	92,080
Pinduoduo, Inc. ADR*	651	87,156
MercadoLibre, Inc.*	58	85,384
Wayfair, Inc. — Class A*	266	83,724
Etsy, Inc.*	365	73,610
Expedia Group, Inc.*	420	72,290
Farfetch Ltd. — Class A*	1,051	55,724
Trip.com Group Ltd. ADR*	1,376	54,531
Fiverr International Ltd.*	245	53,209
Jumia Technologies AG ADR*,1	1,307	46,346
Vipshop Holdings Ltd. ADR*	1,504	44,909
Grubhub, Inc.*	574	34,440
Stitch Fix, Inc. — Class A*	671	33,241
Stamps.com, Inc.*	147	29,328
Overstock.com, Inc.*	357	23,655
Total Internet		2,009,576
Distribution & Wholesale - 2.0%
Pool Corp.	163	56,274
LKQ Corp.*	1,242	52,574
Total Distribution & Wholesale		108,848
Apparel - 0.5%
Urban Outfitters, Inc.*	739	27,484
Electrical Components & Equipment - 0.4%
Blink Charging Co.*,1	507	20,838
Total Common Stocks
(Cost $2,659,331)		5,351,761

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$8,824	8,824
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	4,012	4,012
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	3,662	3,662
Total Repurchase Agreements
(Cost $16,498)		16,498

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	33,102	33,102
Total Securities Lending Collateral
(Cost $33,102)		33,102
Total Investments - 100.5%
(Cost $2,708,931)		$5,401,361
Other Assets & Liabilities, net - (0.5)%		(26,238)
Total Net Assets - 100.0%		$5,375,123

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2021.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,351,761	$—	$—	$5,351,761
Repurchase Agreements	—	16,498	—	16,498
Securities Lending Collateral	33,102	—	—	33,102
Total Assets	$5,384,863	$16,498	$—	$5,401,361

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Omthera Pharmaceuticals, Inc.*	37	$–
Tobira Therapeutics, Inc.*	8	–
Total Consumer, Non-cyclical		–
Communications - 0.0%
Nexstar Media Group, Inc.*	132	–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 44.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	236,171	2,352,260
Guggenheim Strategy Fund II1	87,867	2,194,929
Total Mutual Funds
(Cost $4,534,530)		4,547,189

	Face Amount
U.S. TREASURY BILLS†† - 26.9%
U.S. Treasury Bills
0.03% due 04/01/21[2,3]	$790,000	790,000
0.09% due 04/01/21[2,3]	600,000	600,000
0.02% due 04/01/21[2,3]	50,000	50,000
0.04% due 04/01/21[2,3]	40,000	40,000
U.S. Cash Management Bill
0.03% due 08/03/21[3]	1,300,000	1,299,871
Total U.S. Treasury Bills
(Cost $2,779,871)		2,779,871

FEDERAL AGENCY DISCOUNT NOTES†† - 10.6%
Federal Home Loan Bank
0.01% due 04/14/21[3]	1,100,000	1,099,997
Total Federal Agency Discount Notes
(Cost $1,099,997)		1,099,997

FEDERAL AGENCY NOTES†† - 2.4%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[4]	250,000	250,792
Total Federal Agency Notes
(Cost $250,000)		250,792

REPURCHASE AGREEMENTS††,5 - 26.9%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21[2]	1,485,064	1,485,064
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21[2]	675,183	675,183
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21[2]	616,209	616,209
Total Repurchase Agreements
(Cost $2,776,456)		2,776,456
Total Investments - 110.8%
(Cost $11,440,854)		$11,454,305
Other Assets & Liabilities, net - (10.8)%		(1,116,592)
Total Net Assets - 100.0%		$10,337,713

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	0.34% (1 Week USD LIBOR + 0.25%)	At Maturity	04/08/21	485	$1,076,578	$8,112
BNP Paribas	Russell 2000 Index	0.21% (1 Month USD LIBOR + 0.10%)	At Maturity	04/08/21	381	845,008	(6,332)
Barclays Bank plc	Russell 2000 Index	0.09% (1 Week USD LIBOR)	At Maturity	04/07/21	6,124	13,598,390	(290,111)
						$15,519,976	$(288,331)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Variable rate security. Rate indicated is the rate effective at March 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Mutual Funds	4,547,189	—	—		4,547,189
U.S. Treasury Bills	—	2,779,871	—		2,779,871
Federal Agency Discount Notes	—	1,099,997	—		1,099,997
Federal Agency Notes	—	250,792	—		250,792
Repurchase Agreements	—	2,776,456	—		2,776,456
Equity Index Swap Agreements**	—	8,112	—		8,112
Total Assets	$4,547,189	$6,915,228	$—		$11,462,417

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$296,443	$—	$296,443

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,389,548	$804,590	$–	$–	$791	$2,194,929	87,867	$4,647
Guggenheim Ultra Short Duration Fund — Institutional Class	2,352,432	1,006,553	(1,000,000)	(2,006)	(4,719)	2,352,260	236,171	6,677
	$3,741,980	$1,811,143	$(1,000,000)	$(2,006)	$(3,928)	$4,547,189		$11,324

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
RIGHTS††† - 0.0%
Communications - 0.0%
Nexstar Media Group, Inc.*	207	$–
Consumer, Non-cyclical - 0.0%
Omthera Pharmaceuticals, Inc.*	10	–
Tobira Therapeutics, Inc.*	7	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 36.5%
Guggenheim Strategy Fund II1	56,165	1,403,003
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	126,214	1,257,087
Total Mutual Funds
(Cost $2,647,929)		2,660,090

	Face Amount
U.S. TREASURY BILLS†† - 22.7%
U.S. Treasury Bills
0.09% due 04/01/21[2,3]	$600,000	600,000
0.08% due 04/01/21[2,3]	510,000	510,000
0.01% due 04/22/21[3,4]	46,000	46,000
U.S. Cash Management Bill
0.03% due 08/03/21[3]	500,000	499,950
Total U.S. Treasury Bills
(Cost $1,655,950)		1,655,950

REPURCHASE AGREEMENTS††,5 - 30.4%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21[2]	1,187,307	1,187,307
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21[2]	539,808	539,808
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21[2]	492,659	492,659
Total Repurchase Agreements
(Cost $2,219,774)		2,219,774
Total Investments - 89.6%
(Cost $6,523,653)		$6,535,814
Other Assets & Liabilities, net - 10.4%		759,884
Total Net Assets - 100.0%		$7,295,698

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	12	Jun 2021	$1,333,980	$(31,758)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	0.21% (1 Month USD LIBOR + 0.10%)	At Maturity	04/08/21	779	$1,730,015	$57,208
Goldman Sachs International	Russell 2000 Index	0.34% (1 Week USD LIBOR + 0.25%)	At Maturity	04/08/21	2,535	5,629,327	10,237
Barclays Bank plc	Russell 2000 Index	0.09% (1 Week USD LIBOR)	At Maturity	04/07/21	2,662	5,910,727	(143,089)
						$13,270,069	$(75,644)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2021.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Mutual Funds	2,660,090	—	—		2,660,090
U.S. Treasury Bills	—	1,655,950	—		1,655,950
Repurchase Agreements	—	2,219,774	—		2,219,774
Equity Index Swap Agreements**	—	67,445	—		67,445
Total Assets	$2,660,090	$3,943,169	$—		$6,603,259

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$31,758	$—	$—	$31,758
Equity Index Swap Agreements**	—	143,089	—	143,089
Total Liabilities	$31,758	$143,089	$—	$174,847

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,822,457	$79,288	$(500,000)	$200	$1,058	$1,403,003	56,165	$4,319
Guggenheim Ultra Short Duration Fund — Institutional Class	2,832,155	5,128,958	(6,700,000)	(410)	(3,616)	1,257,087	126,214	4,082
	$4,654,612	$5,208,246	$(7,200,000)	$(210)	$(2,558)	$2,660,090		$8,401

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 10.4%
Technology - 2.3%
Apple, Inc.	1,434	$175,163
Microsoft Corp.	686	161,738
NVIDIA Corp.	56	29,900
Intel Corp.	369	23,616
Adobe, Inc.*	44	20,916
salesforce.com, Inc.*	83	17,585
Broadcom, Inc.	37	17,155
Accenture plc — Class A	58	16,023
Texas Instruments, Inc.	84	15,875
QUALCOMM, Inc.	103	13,657
Oracle Corp.	169	11,859
Applied Materials, Inc.	83	11,089
International Business Machines Corp.	81	10,794
Intuit, Inc.	25	9,577
ServiceNow, Inc.*	18	9,002
Micron Technology, Inc.*	102	8,997
Advanced Micro Devices, Inc.*	110	8,635
Fidelity National Information Services, Inc.	56	7,874
Lam Research Corp.	13	7,738
Activision Blizzard, Inc.	70	6,510
Fiserv, Inc.*	52	6,190
Autodesk, Inc.*	20	5,543
Analog Devices, Inc.	34	5,273
NXP Semiconductor N.V.	25	5,034
KLA Corp.	14	4,626
Roper Technologies, Inc.	10	4,033
Cognizant Technology Solutions Corp. — Class A	48	3,750
Microchip Technology, Inc.	24	3,725
HP, Inc.	114	3,620
Electronic Arts, Inc.	26	3,520
Synopsys, Inc.*	14	3,469
Cadence Design Systems, Inc.*	25	3,425
MSCI, Inc. — Class A	8	3,354
Paychex, Inc.	29	2,843
Skyworks Solutions, Inc.	15	2,752
Xilinx, Inc.	22	2,726
ANSYS, Inc.*	8	2,716
Zebra Technologies Corp. — Class A*	5	2,426
Fortinet, Inc.*	12	2,213
Maxim Integrated Products, Inc.	24	2,193
Cerner Corp.	28	2,013
Western Digital Corp.	28	1,869
Hewlett Packard Enterprise Co.	118	1,857
Qorvo, Inc.*	10	1,827
Teradyne, Inc.	15	1,825
Take-Two Interactive Software, Inc.*	10	1,767
Tyler Technologies, Inc.*	4	1,698
Broadridge Financial Solutions, Inc.	11	1,684
Citrix Systems, Inc.	11	1,544
Akamai Technologies, Inc.*	15	1,529
Paycom Software, Inc.*	4	1,480
NetApp, Inc.	20	1,453
Monolithic Power Systems, Inc.	4	1,413
Seagate Technology plc	18	1,381
Leidos Holdings, Inc.	12	1,155
Jack Henry & Associates, Inc.	7	1,062
DXC Technology Co.*	23	719
IPG Photonics Corp.*	3	633
Total Technology		684,043
Consumer, Non-cyclical - 2.1%
Johnson & Johnson	239	39,280
UnitedHealth Group, Inc.	86	31,998
Procter & Gamble Co.	224	30,336
PayPal Holdings, Inc.*	106	25,741
Abbott Laboratories	161	19,294
Coca-Cola Co.	353	18,607
Pfizer, Inc.	507	18,369
Merck & Company, Inc.	230	17,731
PepsiCo, Inc.	125	17,681
AbbVie, Inc.	161	17,423
Thermo Fisher Scientific, Inc.	36	16,430
Medtronic plc	123	14,530
Eli Lilly & Co.	72	13,451
Amgen, Inc.	53	13,187
Danaher Corp.	58	13,055
Bristol-Myers Squibb Co.	204	12,878
Philip Morris International, Inc.	142	12,601
CVS Health Corp.	119	8,952
Altria Group, Inc.	169	8,646
Intuitive Surgical, Inc.*	11	8,128
Anthem, Inc.	22	7,897
S&P Global, Inc.	22	7,763
Cigna Corp.	32	7,736
Mondelez International, Inc. — Class A	128	7,492
Gilead Sciences, Inc.	114	7,368
Automatic Data Processing, Inc.	39	7,350
Stryker Corp.	30	7,307
Zoetis, Inc.	43	6,772
Becton Dickinson and Co.	26	6,322
Estee Lauder Companies, Inc. — Class A	21	6,108
Colgate-Palmolive Co.	77	6,070
Global Payments, Inc.	27	5,443
Vertex Pharmaceuticals, Inc.*	24	5,157
Humana, Inc.	12	5,031
Illumina, Inc.*	13	4,993
Boston Scientific Corp.*	129	4,986
Edwards Lifesciences Corp.*	57	4,768
Regeneron Pharmaceuticals, Inc.*	10	4,731
HCA Healthcare, Inc.	24	4,520
Moody's Corp.	15	4,479
Kimberly-Clark Corp.	31	4,310
Biogen, Inc.*	14	3,917
IDEXX Laboratories, Inc.*	8	3,914
Baxter International, Inc.	46	3,880
Align Technology, Inc.*	7	3,791
Sysco Corp.	46	3,622
General Mills, Inc.	56	3,434
Constellation Brands, Inc. — Class A	15	3,420
Centene Corp.*	53	3,387
IHS Markit Ltd.	34	3,291
IQVIA Holdings, Inc.*	17	3,283

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 10.4% (continued)
Consumer, Non-cyclical - 2.1% (continued)
DexCom, Inc.*	9	$3,234
Corteva, Inc.	68	3,170
Monster Beverage Corp.*	34	3,097
Alexion Pharmaceuticals, Inc.*	20	3,058
Zimmer Biomet Holdings, Inc.	19	3,042
Archer-Daniels-Midland Co.	51	2,907
McKesson Corp.	14	2,730
Cintas Corp.	8	2,731
Verisk Analytics, Inc. — Class A	15	2,650
ResMed, Inc.	13	2,522
Kroger Co.	69	2,483
Kraft Heinz Co.	59	2,360
United Rentals, Inc.*	7	2,305
Laboratory Corporation of America Holdings*	9	2,295
FleetCor Technologies, Inc.*	8	2,149
Clorox Co.	11	2,122
Hershey Co.	13	2,056
McCormick & Company, Inc.	23	2,051
Tyson Foods, Inc. — Class A	27	2,006
Equifax, Inc.	11	1,992
West Pharmaceutical Services, Inc.	7	1,972
Church & Dwight Company, Inc.	22	1,922
Hologic, Inc.*	23	1,711
Teleflex, Inc.	4	1,662
Conagra Brands, Inc.	44	1,655
Cardinal Health, Inc.	27	1,640
Catalent, Inc.*	15	1,580
Quest Diagnostics, Inc.	12	1,540
Viatris, Inc.*	110	1,537
Cooper Companies, Inc.	4	1,536
AmerisourceBergen Corp. — Class A	13	1,535
STERIS plc	8	1,524
MarketAxess Holdings, Inc.	3	1,494
Avery Dennison Corp.	8	1,469
Gartner, Inc.*	8	1,460
Kellogg Co.	23	1,456
Varian Medical Systems, Inc.*	8	1,412
Incyte Corp.*	17	1,382
PerkinElmer, Inc.	10	1,283
Dentsply Sirona, Inc.	20	1,276
ABIOMED, Inc.*	4	1,275
J M Smucker Co.	10	1,265
Hormel Foods Corp.	26	1,242
Brown-Forman Corp. — Class B	17	1,172
Quanta Services, Inc.	13	1,144
Bio-Rad Laboratories, Inc. — Class A*	2	1,142
Lamb Weston Holdings, Inc.	13	1,007
Universal Health Services, Inc. — Class B	7	934
Campbell Soup Co.	18	905
Henry Schein, Inc.*	13	900
Molson Coors Beverage Co. — Class B*	17	870
Nielsen Holdings plc	33	830
Robert Half International, Inc.	10	781
DaVita, Inc.*	7	755
Rollins, Inc.	20	688
Perrigo Company plc	12	486
Total Consumer, Non-cyclical		618,262
Communications - 1.7%
Amazon.com, Inc.*	39	120,669
Facebook, Inc. — Class A*	219	64,502
Alphabet, Inc. — Class A*	27	55,688
Alphabet, Inc. — Class C*	26	53,784
Walt Disney Co.*	165	30,446
Comcast Corp. — Class A	416	22,510
Verizon Communications, Inc.	376	21,864
Netflix, Inc.*	40	20,867
Cisco Systems, Inc.	384	19,857
AT&T, Inc.	648	19,615
Booking Holdings, Inc.*	4	9,319
Charter Communications, Inc. — Class A*	13	8,021
T-Mobile US, Inc.*	53	6,640
Twitter, Inc.*	73	4,645
eBay, Inc.	59	3,613
Corning, Inc.	70	3,046
Motorola Solutions, Inc.	15	2,821
ViacomCBS, Inc. — Class B	53	2,390
Expedia Group, Inc.*	13	2,238
Etsy, Inc.*	11	2,218
CDW Corp.	13	2,155
VeriSign, Inc.*	9	1,789
Arista Networks, Inc.*	5	1,509
Omnicom Group, Inc.	20	1,483
F5 Networks, Inc.*	6	1,252
Lumen Technologies, Inc.	90	1,202
NortonLifeLock, Inc.	53	1,127
Fox Corp. — Class A	30	1,083
Interpublic Group of Companies, Inc.	36	1,051
Discovery, Inc. — Class C*	26	959
News Corp. — Class A	36	916
DISH Network Corp. — Class A*	22	796
Juniper Networks, Inc.	30	760
Discovery, Inc. — Class A*	15	652
Fox Corp. — Class B	14	489
News Corp. — Class B	11	258
Total Communications		492,234
Financial - 1.6%
Berkshire Hathaway, Inc. — Class B*	173	44,196
JPMorgan Chase & Co.	277	42,168
Visa, Inc. — Class A	154	32,606
Mastercard, Inc. — Class A	80	28,484
Bank of America Corp.	691	26,735
Wells Fargo & Co.	376	14,690
Citigroup, Inc.	190	13,823
Morgan Stanley	136	10,562
Goldman Sachs Group, Inc.	31	10,137
BlackRock, Inc. — Class A	13	9,801
American Tower Corp. — Class A REIT	40	9,562
Charles Schwab Corp.	136	8,864
American Express Co.	59	8,345
Truist Financial Corp.	122	7,115
Prologis, Inc. REIT	67	7,102
U.S. Bancorp	124	6,859

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 10.4% (continued)
Financial - 1.6% (continued)
PNC Financial Services Group, Inc.	39	$6,841
CME Group, Inc. — Class A	33	6,740
Crown Castle International Corp. REIT	39	6,713
Chubb Ltd.	41	6,477
Intercontinental Exchange, Inc.	51	5,696
Marsh & McLennan Companies, Inc.	46	5,603
Equinix, Inc. REIT	8	5,437
Capital One Financial Corp.	42	5,344
Progressive Corp.	53	5,067
Aon plc — Class A	21	4,832
MetLife, Inc.	68	4,134
Digital Realty Trust, Inc. REIT	26	3,662
American International Group, Inc.	79	3,651
T. Rowe Price Group, Inc.	21	3,604
Travelers Companies, Inc.	23	3,459
Public Storage REIT	14	3,455
Bank of New York Mellon Corp.	73	3,452
Simon Property Group, Inc. REIT	30	3,413
Prudential Financial, Inc.	36	3,280
Allstate Corp.	28	3,217
Aflac, Inc.	58	2,968
SBA Communications Corp. REIT	10	2,775
Willis Towers Watson plc	12	2,747
Welltower, Inc. REIT	38	2,722
State Street Corp.	32	2,688
First Republic Bank	16	2,668
Discover Financial Services	28	2,660
Ameriprise Financial, Inc.	11	2,557
SVB Financial Group*	5	2,468
CBRE Group, Inc. — Class A*	31	2,452
Fifth Third Bancorp	65	2,434
Weyerhaeuser Co. REIT	68	2,421
AvalonBay Communities, Inc. REIT	13	2,399
Arthur J Gallagher & Co.	18	2,246
Equity Residential REIT	31	2,220
Realty Income Corp. REIT	34	2,159
Hartford Financial Services Group, Inc.	32	2,137
Northern Trust Corp.	19	1,997
Synchrony Financial	49	1,992
Alexandria Real Estate Equities, Inc. REIT	12	1,972
M&T Bank Corp.	12	1,819
Ventas, Inc. REIT	34	1,814
Regions Financial Corp.	87	1,798
KeyCorp	88	1,758
Citizens Financial Group, Inc.	39	1,722
Essex Property Trust, Inc. REIT	6	1,631
Extra Space Storage, Inc. REIT	12	1,591
Healthpeak Properties, Inc. REIT	49	1,555
Nasdaq, Inc.	10	1,475
Huntington Bancshares, Inc.	92	1,446
Mid-America Apartment Communities, Inc. REIT	10	1,444
Cincinnati Financial Corp.	14	1,443
Duke Realty Corp. REIT	34	1,426
Principal Financial Group, Inc.	23	1,379
Raymond James Financial, Inc.	11	1,348
Boston Properties, Inc. REIT	13	1,316
UDR, Inc. REIT	27	1,184
Host Hotels & Resorts, Inc. REIT*	64	1,078
Loews Corp.	21	1,077
Lincoln National Corp.	16	996
Everest Re Group Ltd.	4	991
Cboe Global Markets, Inc.	10	987
W R Berkley Corp.	13	980
Iron Mountain, Inc. REIT	26	962
Comerica, Inc.	13	933
Western Union Co.	37	912
Globe Life, Inc.	9	870
Invesco Ltd.	34	857
Zions Bancorp North America	15	824
Regency Centers Corp. REIT	14	794
Franklin Resources, Inc.	25	740
Kimco Realty Corp. REIT	39	731
Assurant, Inc.	5	709
People's United Financial, Inc.	39	698
Vornado Realty Trust REIT	14	635
Federal Realty Investment Trust REIT	6	609
Unum Group	19	529
Total Financial		466,869
Consumer, Cyclical - 1.0%
Tesla, Inc.*	70	46,755
Home Depot, Inc.	98	29,914
Walmart, Inc.	126	17,115
NIKE, Inc. — Class B	116	15,415
McDonald's Corp.	68	15,242
Costco Wholesale Corp.	40	14,099
Lowe's Companies, Inc.	66	12,552
Starbucks Corp.	107	11,692
Target Corp.	46	9,111
TJX Companies, Inc.	109	7,210
General Motors Co.*	115	6,608
Dollar General Corp.	22	4,458
Ford Motor Co.*	355	4,349
Chipotle Mexican Grill, Inc. — Class A*	3	4,262
Ross Stores, Inc.	32	3,837
Walgreens Boots Alliance, Inc.	65	3,568
Marriott International, Inc. — Class A*	24	3,555
Aptiv plc*	25	3,447
Cummins, Inc.	13	3,368
Southwest Airlines Co.*	54	3,297
O'Reilly Automotive, Inc.*	6	3,043
Hilton Worldwide Holdings, Inc.*	25	3,023
PACCAR, Inc.	32	2,974
Yum! Brands, Inc.	27	2,921
AutoZone, Inc.*	2	2,809
Delta Air Lines, Inc.*	58	2,800
DR Horton, Inc.	30	2,674
Fastenal Co.	52	2,614
Lennar Corp. — Class A	25	2,531
Best Buy Company, Inc.	21	2,411

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 10.4% (continued)
Consumer, Cyclical - 1.0% (continued)
Dollar Tree, Inc.*	21	$2,404
VF Corp.	29	2,318
Copart, Inc.*	19	2,064
CarMax, Inc.*	15	1,990
Tractor Supply Co.	11	1,948
Carnival Corp.*	73	1,937
Las Vegas Sands Corp.*	30	1,823
Royal Caribbean Cruises Ltd.*	20	1,712
Darden Restaurants, Inc.	12	1,704
United Airlines Holdings, Inc.*	29	1,669
Caesars Entertainment, Inc.*	19	1,662
WW Grainger, Inc.	4	1,604
Ulta Beauty, Inc.*	5	1,546
Genuine Parts Co.	13	1,503
Domino's Pizza, Inc.	4	1,471
Penn National Gaming, Inc.*	14	1,468
MGM Resorts International	37	1,405
American Airlines Group, Inc.*	58	1,386
Pool Corp.	4	1,381
Whirlpool Corp.	6	1,322
L Brands, Inc.*	21	1,299
PulteGroup, Inc.	24	1,258
Wynn Resorts Ltd.*	10	1,254
Hasbro, Inc.	12	1,153
Advance Auto Parts, Inc.	6	1,101
Live Nation Entertainment, Inc.*	13	1,100
LKQ Corp.*	25	1,058
Tapestry, Inc.*	25	1,030
BorgWarner, Inc.	22	1,020
Mohawk Industries, Inc.*	5	962
Newell Brands, Inc.	34	910
Norwegian Cruise Line Holdings Ltd.*	33	911
Alaska Air Group, Inc.*	11	762
PVH Corp.*	6	634
Hanesbrands, Inc.	32	629
Gap, Inc.	19	566
Leggett & Platt, Inc.	12	548
Ralph Lauren Corp. — Class A*	4	493
Under Armour, Inc. — Class A*	17	377
Under Armour, Inc. — Class C*	18	332
Total Consumer, Cyclical		299,368
Industrial - 0.9%
Honeywell International, Inc.	63	13,676
Union Pacific Corp.	61	13,445
Boeing Co.*	50	12,736
Caterpillar, Inc.	50	11,594
United Parcel Service, Inc. — Class B	65	11,049
Raytheon Technologies Corp.	138	10,663
Deere & Co.	28	10,476
General Electric Co.	797	10,465
3M Co.	53	10,212
Lockheed Martin Corp.	22	8,129
CSX Corp.	69	6,653
FedEx Corp.	22	6,249
Norfolk Southern Corp.	23	6,176
Illinois Tool Works, Inc.	26	5,760
Eaton Corporation plc	36	4,978
Emerson Electric Co.	55	4,962
Northrop Grumman Corp.	14	4,531
Waste Management, Inc.	35	4,516
Johnson Controls International plc	65	3,878
TE Connectivity Ltd.	30	3,873
L3Harris Technologies, Inc.	19	3,851
General Dynamics Corp.	21	3,813
Parker-Hannifin Corp.	12	3,785
Trane Technologies plc	22	3,642
Amphenol Corp. — Class A	54	3,562
Agilent Technologies, Inc.	28	3,560
Carrier Global Corp.	74	3,124
Stanley Black & Decker, Inc.	15	2,995
TransDigm Group, Inc.*	5	2,940
Rockwell Automation, Inc.	11	2,920
AMETEK, Inc.	21	2,682
Ball Corp.	30	2,542
Otis Worldwide Corp.	37	2,533
Keysight Technologies, Inc.*	17	2,438
Mettler-Toledo International, Inc.*	2	2,311
Fortive Corp.	31	2,190
Old Dominion Freight Line, Inc.	9	2,164
Kansas City Southern	8	2,111
Vulcan Materials Co.	12	2,025
Martin Marietta Materials, Inc.	6	2,015
Generac Holdings, Inc.*	6	1,965
Republic Services, Inc. — Class A	19	1,887
Garmin Ltd.	14	1,846
Trimble, Inc.*	23	1,789
Dover Corp.	13	1,783
Waters Corp.*	6	1,705
Xylem, Inc.	16	1,683
Ingersoll Rand, Inc.*	34	1,673
Amcor plc	142	1,659
Expeditors International of Washington, Inc.	15	1,615
Jacobs Engineering Group, Inc.	12	1,551
IDEX Corp.	7	1,465
Masco Corp.	23	1,378
J.B. Hunt Transport Services, Inc.	8	1,345
Westinghouse Air Brake Technologies Corp.	16	1,266
Westrock Co.	24	1,249
Fortune Brands Home & Security, Inc.	13	1,246
Teledyne Technologies, Inc.*	3	1,241
Packaging Corporation of America	9	1,210
Textron, Inc.	21	1,178
Snap-on, Inc.	5	1,154
CH Robinson Worldwide, Inc.	12	1,145
Howmet Aerospace, Inc.*	35	1,124
Allegion plc	8	1,005
Pentair plc	15	935
Huntington Ingalls Industries, Inc.	4	823
A O Smith Corp.	12	811
FLIR Systems, Inc.	12	678

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 10.4% (continued)
Industrial - 0.9% (continued)
Sealed Air Corp.	14	$642
Total Industrial		260,275
Energy - 0.3%
Exxon Mobil Corp.	385	21,494
Chevron Corp.	175	18,338
ConocoPhillips	123	6,515
EOG Resources, Inc.	53	3,844
Schlumberger N.V.	127	3,453
Phillips 66	40	3,262
Marathon Petroleum Corp.	59	3,156
Pioneer Natural Resources Co.	19	3,018
Kinder Morgan, Inc.	177	2,947
Valero Energy Corp.	37	2,649
Williams Companies, Inc.	110	2,606
ONEOK, Inc.	40	2,026
Occidental Petroleum Corp.	76	2,023
Enphase Energy, Inc.*	12	1,946
Hess Corp.	25	1,769
Halliburton Co.	81	1,738
Baker Hughes Co.	66	1,427
Devon Energy Corp.	54	1,180
Diamondback Energy, Inc.	16	1,176
Marathon Oil Corp.	72	769
Cabot Oil & Gas Corp. — Class A	36	676
APA Corp.	34	609
HollyFrontier Corp.	14	501
NOV, Inc.*	35	480
Total Energy		87,602
Utilities - 0.3%
NextEra Energy, Inc.	178	13,459
Duke Energy Corp.	70	6,757
Southern Co.	96	5,967
Dominion Energy, Inc.	73	5,545
Exelon Corp.	89	3,893
American Electric Power Company, Inc.	45	3,812
Sempra Energy	28	3,712
Xcel Energy, Inc.	49	3,259
Public Service Enterprise Group, Inc.	46	2,770
WEC Energy Group, Inc.	29	2,714
Eversource Energy	31	2,684
American Water Works Company, Inc.	16	2,399
DTE Energy Co.	18	2,397
Consolidated Edison, Inc.	31	2,319
PPL Corp.	70	2,019
Edison International	34	1,992
Ameren Corp.	23	1,871
Entergy Corp.	18	1,790
FirstEnergy Corp.	49	1,700
AES Corp.	61	1,635
CMS Energy Corp.	26	1,592
Evergy, Inc.	21	1,250
Alliant Energy Corp.	23	1,246
Atmos Energy Corp.	12	1,186
CenterPoint Energy, Inc.	50	1,132
NiSource, Inc.	36	868
NRG Energy, Inc.	22	830
Pinnacle West Capital Corp.	10	814
Total Utilities		81,612
Basic Materials - 0.2%
Linde plc	48	13,447
Air Products and Chemicals, Inc.	20	5,627
Sherwin-Williams Co.	7	5,166
Ecolab, Inc.	23	4,924
Newmont Corp.	73	4,400
Freeport-McMoRan, Inc.	133	4,379
Dow, Inc.	68	4,348
DuPont de Nemours, Inc.	49	3,787
PPG Industries, Inc.	22	3,306
International Flavors & Fragrances, Inc.	23	3,211
LyondellBasell Industries N.V. — Class A	23	2,393
Nucor Corp.	27	2,167
International Paper Co.	36	1,947
Albemarle Corp.	11	1,607
Celanese Corp. — Class A	10	1,498
FMC Corp.	12	1,327
Eastman Chemical Co.	12	1,321
Mosaic Co.	31	980
CF Industries Holdings, Inc.	19	862
Total Basic Materials		66,697
Total Common Stocks
(Cost $2,280,316)		3,056,962

MUTUAL FUNDS† - 32.4%
Guggenheim Strategy Fund II1	192,186	4,800,814
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	473,169	4,712,764
Total Mutual Funds
(Cost $9,447,327)		9,513,578

	Face Amount
U.S. TREASURY BILLS†† - 14.0%
U.S. Treasury Bills
0.09% due 04/01/21[2,3]	$1,600,000	1,600,000
0.01% due 04/22/21[3]	244,000	243,998
0.03% due 04/01/21[2,3]	153,000	153,000
0.02% due 04/01/21[2,3]	100,000	100,000
U.S. Cash Management Bill
0.03% due 08/03/21[3]	2,000,000	1,999,802
Total U.S. Treasury Bills
(Cost $4,096,800)		4,096,800

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 3.9%
Federal Farm Credit Bank
0.68% due 05/06/24	$1,150,000	$1,150,558
Total Federal Agency Notes
(Cost $1,151,489)		1,150,558

REPURCHASE AGREEMENTS††,4 - 71.9%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21[2]	11,280,329	11,280,329
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21[2]	5,128,586	5,128,586
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21[2]	4,680,635	4,680,635
Total Repurchase Agreements
(Cost $21,089,550)		21,089,550
Total Investments - 132.6%
(Cost $38,065,482)		$38,907,448
Other Assets & Liabilities, net - (32.6)%		(9,570,605)
Total Net Assets - 100.0%		$29,336,843

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	0.54% (1 Week USD LIBOR + 0.45%)	At Maturity	04/08/21	7,567	$30,060,921	$457,076
Barclays Bank plc	S&P 500 Index	0.54% (1 Week USD LIBOR + 0.45%)	At Maturity	04/07/21	4,830	19,188,195	305,371
BNP Paribas	S&P 500 Index	0.66% (1 Month USD LIBOR + 0.55%)	At Maturity	04/08/21	1,608	6,387,292	66,815
						$55,636,408	$829,262

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,056,962	$—	$—	$3,056,962
Mutual Funds	9,513,578	—	—	9,513,578
U.S. Treasury Bills	—	4,096,800	—	4,096,800
Federal Agency Notes	—	1,150,558	—	1,150,558
Repurchase Agreements	—	21,089,550	—	21,089,550
Equity Index Swap Agreements**	—	829,262	—	829,262
Total Assets	$12,570,540	$27,166,170	$—	$39,736,710

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,935,408	$3,962,161	$(3,100,000)	$57,510	$(54,265)	$4,800,814	192,186	$12,543
Guggenheim Ultra Short Duration Fund — Institutional Class	4,808,189	7,909,929	(8,000,000)	40,231	(45,585)	4,712,764	473,169	10,184
	$8,743,597	$11,872,090	$(11,100,000)	$97,741	$(99,850)	$9,513,578		$22,727

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Technology - 36.4%
Monolithic Power Systems, Inc.	2,160	$762,934
Teradyne, Inc.	5,790	704,527
NVIDIA Corp.	1,240	662,073
ServiceNow, Inc.*	1,320	660,145
KLA Corp.	1,919	634,038
Fortinet, Inc.*	3,144	579,817
Autodesk, Inc.*	2,004	555,409
Lam Research Corp.	920	547,621
Adobe, Inc.*	1,130	537,168
Apple, Inc.	4,200	513,030
Advanced Micro Devices, Inc.*	6,197	486,464
Cadence Design Systems, Inc.*	3,549	486,177
Applied Materials, Inc.	3,580	478,288
salesforce.com, Inc.*	2,201	466,326
Paycom Software, Inc.*	1,239	458,504
Take-Two Interactive Software, Inc.*	2,493	440,513
Microsoft Corp.	1,830	431,459
MSCI, Inc. — Class A	1,027	430,601
Synopsys, Inc.*	1,687	418,005
QUALCOMM, Inc.	3,100	411,029
Qorvo, Inc.*	2,142	391,343
Intuit, Inc.	896	343,222
ANSYS, Inc.*	914	310,358
Tyler Technologies, Inc.*	638	270,850
Xilinx, Inc.	2,110	261,429
Total Technology		12,241,330
Consumer, Non-cyclical - 27.0%
PayPal Holdings, Inc.*	3,367	817,642
Align Technology, Inc.*	1,318	713,737
United Rentals, Inc.*	1,979	651,705
IDEXX Laboratories, Inc.*	1,130	552,920
DaVita, Inc.*	4,890	526,995
DexCom, Inc.*	1,455	522,912
West Pharmaceutical Services, Inc.	1,810	510,022
Bio-Rad Laboratories, Inc. — Class A*	850	485,495
Catalent, Inc.*	4,590	483,373
ABIOMED, Inc.*	1,480	471,721
Regeneron Pharmaceuticals, Inc.*	970	458,946
Thermo Fisher Scientific, Inc.	814	371,493
MarketAxess Holdings, Inc.	732	364,477
Monster Beverage Corp.*	3,890	354,340
Vertex Pharmaceuticals, Inc.*	1,597	343,179
PerkinElmer, Inc.	2,560	328,422
Rollins, Inc.	9,430	324,581
ResMed, Inc.	1,510	292,970
S&P Global, Inc.	752	265,358
Verisk Analytics, Inc. — Class A	1,350	238,532
Total Consumer, Non-cyclical		9,078,820
Communications - 14.0%
Etsy, Inc.*	4,560	919,615
Amazon.com, Inc.*	210	649,757
Netflix, Inc.*	1,128	588,432
Facebook, Inc. — Class A*	1,721	506,886
eBay, Inc.	7,880	482,571
Twitter, Inc.*	5,880	374,144
Charter Communications, Inc. — Class A*	550	339,361
Arista Networks, Inc.*	1,120	338,117
Alphabet, Inc. — Class A*	128	264,003
Alphabet, Inc. — Class C*	120	248,236
Total Communications		4,711,122
Consumer, Cyclical - 10.0%
Tesla, Inc.*	1,180	788,158
Tractor Supply Co.	3,250	575,510
Pool Corp.	1,310	452,264
Domino's Pizza, Inc.	1,204	442,819
Chipotle Mexican Grill, Inc. — Class A*	286	406,355
Dollar General Corp.	1,910	387,004
Copart, Inc.*	2,672	290,206
Total Consumer, Cyclical		3,342,316
Industrial - 5.3%
Generac Holdings, Inc.*	2,020	661,449
Old Dominion Freight Line, Inc.	1,716	412,543
Trimble, Inc.*	5,070	394,396
Mettler-Toledo International, Inc.*	270	312,036
Total Industrial		1,780,424
Basic Materials - 2.5%
Albemarle Corp.	3,030	442,713
FMC Corp.	3,445	381,052
Total Basic Materials		823,765
Financial - 2.4%
SVB Financial Group*	1,600	789,856
Energy - 1.9%
Enphase Energy, Inc.*	4,000	648,640
Total Common Stocks
(Cost $24,160,442)		33,416,273

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$127,725	127,725
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	58,070	58,070
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	52,998	52,998
Total Repurchase Agreements
(Cost $238,793)		238,793
Total Investments - 100.2%
(Cost $24,399,235)		$33,655,066
Other Assets & Liabilities, net - (0.2)%		(63,881)
Total Net Assets - 100.0%		$33,591,185

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$33,416,273	$—	$—	$33,416,273
Repurchase Agreements	—	238,793	—	238,793
Total Assets	$33,416,273	$238,793	$—	$33,655,066

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.7%
Financial - 43.6%
Unum Group	32,379	$901,108
Berkshire Hathaway, Inc. — Class B*	3,361	858,635
Lincoln National Corp.	12,439	774,576
MetLife, Inc.	12,330	749,541
Prudential Financial, Inc.	7,478	681,246
Hartford Financial Services Group, Inc.	10,082	673,377
Invesco Ltd.	24,859	626,944
Principal Financial Group, Inc.	9,151	548,694
People's United Financial, Inc.	27,694	495,723
Citigroup, Inc.	6,661	484,588
Wells Fargo & Co.	11,718	457,822
Capital One Financial Corp.	3,479	442,633
Citizens Financial Group, Inc.	9,902	437,173
Fifth Third Bancorp	11,611	434,832
Allstate Corp.	3,716	426,968
American International Group, Inc.	9,148	422,729
Loews Corp.	8,231	422,086
Everest Re Group Ltd.	1,674	414,834
Bank of New York Mellon Corp.	8,563	404,944
Comerica, Inc.	5,602	401,887
Aflac, Inc.	7,741	396,184
Zions Bancorp North America	6,960	382,522
Goldman Sachs Group, Inc.	1,149	375,723
Assurant, Inc.	2,574	364,916
Regions Financial Corp.	17,310	357,625
Travelers Companies, Inc.	2,320	348,928
KeyCorp	17,337	346,393
Bank of America Corp.	8,745	338,344
Franklin Resources, Inc.	10,980	325,008
M&T Bank Corp.	2,064	312,923
State Street Corp.	3,639	305,712
Truist Financial Corp.	5,028	293,233
Cincinnati Financial Corp.	2,680	276,281
Morgan Stanley	3,526	273,829
Kimco Realty Corp. REIT	12,905	241,969
Huntington Bancshares, Inc.	15,017	236,067
Globe Life, Inc.	2,353	227,370
Chubb Ltd.	1,338	211,364
PNC Financial Services Group, Inc.	1,180	206,984
Raymond James Financial, Inc.	1,623	198,915
CBRE Group, Inc. — Class A*	2,346	185,592
U.S. Bancorp	3,150	174,227
Synchrony Financial	3,880	157,761
JPMorgan Chase & Co.	986	150,099
Total Financial		17,748,309
Consumer, Non-cyclical - 16.3%
CVS Health Corp.	8,024	603,646
Archer-Daniels-Midland Co.	9,804	558,828
Centene Corp.*	8,690	555,378
Kroger Co.	14,600	525,454
Molson Coors Beverage Co. — Class B*	9,579	489,966
Cigna Corp.	2,011	486,139
Tyson Foods, Inc. — Class A	6,020	447,286
McKesson Corp.	2,113	412,120
Viatris, Inc.*	28,590	399,402
Kraft Heinz Co.	9,459	378,360
Cardinal Health, Inc.	5,810	352,958
Anthem, Inc.	818	293,621
Corteva, Inc.	4,774	222,564
Universal Health Services, Inc. — Class B	1,650	220,093
Perrigo Company plc	4,905	198,505
J M Smucker Co.	1,438	181,950
AmerisourceBergen Corp. — Class A	1,316	155,380
Henry Schein, Inc.*	2,060	142,634
Total Consumer, Non-cyclical		6,624,284
Consumer, Cyclical - 11.2%
Ford Motor Co.*	60,241	737,952
Walgreens Boots Alliance, Inc.	11,501	631,405
General Motors Co.*	9,292	533,918
Mohawk Industries, Inc.*	2,561	492,506
Lennar Corp. — Class A	3,916	396,417
Whirlpool Corp.	1,202	264,861
Hanesbrands, Inc.	12,190	239,777
LKQ Corp.*	5,490	232,392
BorgWarner, Inc.	4,968	230,316
CarMax, Inc.*	1,510	200,317
PVH Corp.*	1,757	185,715
Gap, Inc.	5,108	152,116
Advance Auto Parts, Inc.	810	148,627
Walmart, Inc.	792	107,577
Total Consumer, Cyclical		4,553,896
Energy - 9.4%
HollyFrontier Corp.	22,475	804,155
Valero Energy Corp.	9,494	679,770
Exxon Mobil Corp.	9,585	535,131
Phillips 66	6,285	512,479
Marathon Petroleum Corp.	5,926	316,982
Marathon Oil Corp.	25,366	270,909
Kinder Morgan, Inc.	13,410	223,277
Pioneer Natural Resources Co.	1,087	172,637
EOG Resources, Inc.	2,094	151,878
Chevron Corp.	1,448	151,736
Total Energy		3,818,954
Communications - 6.6%
Lumen Technologies, Inc.	60,396	806,287
ViacomCBS, Inc. — Class B	7,900	356,290
AT&T, Inc.	8,950	270,916
DISH Network Corp. — Class A*	6,111	221,218
Juniper Networks, Inc.	7,452	188,759
Discovery, Inc. — Class C*	5,020	185,188
Fox Corp. — Class A	4,744	171,306
Interpublic Group of Companies, Inc.	5,030	146,876
News Corp. — Class A	5,067	128,854
Discovery, Inc. — Class A*,1	2,602	113,083
Fox Corp. — Class B	2,190	76,496
News Corp. — Class B	1,578	37,020
Total Communications		2,702,293
Industrial - 4.4%
Westrock Co.	8,284	431,182
Textron, Inc.	4,473	250,846
Huntington Ingalls Industries, Inc.	1,180	242,903

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Industrial - 4.4% (continued)
Howmet Aerospace, Inc.*	6,970	$223,946
Raytheon Technologies Corp.	2,438	188,384
Westinghouse Air Brake Technologies Corp.	2,180	172,569
General Dynamics Corp.	810	147,064
General Electric Co.	10,425	136,880
Total Industrial		1,793,774
Technology - 3.5%
Hewlett Packard Enterprise Co.	42,330	666,274
Western Digital Corp.	5,025	335,419
HP, Inc.	8,629	273,971
DXC Technology Co.*	5,006	156,487
Total Technology		1,432,151
Utilities - 2.7%
Exelon Corp.	6,629	289,952
Consolidated Edison, Inc.	2,290	171,292
Evergy, Inc.	2,560	152,397
FirstEnergy Corp.	4,230	146,739
Pinnacle West Capital Corp.	1,600	130,160
PPL Corp.	4,310	124,300
Edison International	1,790	104,894
Total Utilities		1,119,734
Basic Materials - 2.0%
Nucor Corp.	4,506	361,697
Mosaic Co.	10,135	320,367
International Paper Co.	2,598	140,474
Total Basic Materials		822,538
Total Common Stocks
(Cost $31,312,818)		40,615,933

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$210,913	210,913
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	95,892	95,892
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	87,516	87,516
Total Repurchase Agreements
(Cost $394,321)		394,321

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	86,152	86,152
Total Securities Lending Collateral
(Cost $86,152)		86,152
Total Investments - 100.9%
(Cost $31,793,291)		$41,096,406
Other Assets & Liabilities, net - (0.9)%		(361,728)
Total Net Assets - 100.0%		$40,734,678

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2021.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$40,615,933	$—	$—	$40,615,933
Repurchase Agreements	—	394,321	—	394,321
Securities Lending Collateral	86,152	—	—	86,152
Total Assets	$40,702,085	$394,321	$—	$41,096,406

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 36.4%
Boston Beer Company, Inc. — Class A*	430	$518,700
STAAR Surgical Co.*	4,490	473,291
Repligen Corp.*	2,248	437,034
Medpace Holdings, Inc.*	2,557	419,476
Emergent BioSolutions, Inc.*	3,760	349,342
Darling Ingredients, Inc.*	4,420	325,224
Charles River Laboratories International, Inc.*	1,090	315,915
Paylocity Holding Corp.*	1,740	312,904
Syneos Health, Inc.*	3,936	298,546
Quidel Corp.*	2,280	291,680
Halozyme Therapeutics, Inc.*	6,577	274,195
Avanos Medical, Inc.*	6,090	266,376
Penumbra, Inc.*	964	260,839
Exelixis, Inc.*	11,341	256,193
Amedisys, Inc.*	855	226,395
CoreLogic, Inc.	2,780	220,315
HealthEquity, Inc.*	3,140	213,520
ASGN, Inc.*	2,170	207,105
Bio-Techne Corp.	532	203,187
Masimo Corp.*	815	187,173
PRA Health Sciences, Inc.*	1,211	185,683
Helen of Troy Ltd.*	870	183,274
FTI Consulting, Inc.*	1,239	173,596
Neurocrine Biosciences, Inc.*	1,590	154,628
LHC Group, Inc.*	700	133,847
Arrowhead Pharmaceuticals, Inc.*	2,011	133,349
Insperity, Inc.	1,570	131,472
Jazz Pharmaceuticals plc*	701	115,223
Chemed Corp.	200	91,964
Total Consumer, Non-cyclical		7,360,446
Consumer, Cyclical - 21.5%
RH*	889	530,378
Scotts Miracle-Gro Co. — Class A	1,994	488,470
Lithia Motors, Inc. — Class A	1,059	413,105
Williams-Sonoma, Inc.	2,196	393,523
YETI Holdings, Inc.*	4,660	336,499
Wingstop, Inc.	2,552	324,538
Fox Factory Holding Corp.*	2,460	312,567
Churchill Downs, Inc.	1,321	300,422
Ollie's Bargain Outlet Holdings, Inc.*	3,216	279,792
Deckers Outdoor Corp.*	790	261,032
Five Below, Inc.*	1,142	217,882
Tempur Sealy International, Inc.	4,410	161,230
Texas Roadhouse, Inc. — Class A*	1,160	111,290
Mattel, Inc.*	5,539	110,337
Jack in the Box, Inc.	860	94,411
Total Consumer, Cyclical		4,335,476
Industrial - 14.4%
TopBuild Corp.*	1,800	376,974
II-VI, Inc.*	5,430	371,249
Axon Enterprise, Inc.*	2,603	370,719
Trex Company, Inc.*	4,038	369,638
Knight-Swift Transportation Holdings, Inc.	5,437	261,465
Timken Co.	2,208	179,224
Simpson Manufacturing Company, Inc.	1,560	161,819
Tetra Tech, Inc.	1,089	147,799
Toro Co.	1,159	119,539
Cognex Corp.	1,434	119,008
Graco, Inc.	1,640	117,457
Mercury Systems, Inc.*	1,628	115,018
Universal Display Corp.	449	106,310
Lincoln Electric Holdings, Inc.	745	91,590
Total Industrial		2,907,809
Technology - 8.5%
Brooks Automation, Inc.	4,840	395,186
CMC Materials, Inc.	1,484	262,356
Sailpoint Technologies Holdings, Inc.*	5,030	254,719
PTC, Inc.*	1,350	185,828
Fair Isaac Corp.*	365	177,408
Qualys, Inc.*	1,610	168,696
Lumentum Holdings, Inc.*	1,754	160,228
MKS Instruments, Inc.	627	116,258
Total Technology		1,720,679
Financial - 7.9%
Brighthouse Financial, Inc.*	10,240	453,120
SLM Corp.	22,490	404,145
Kinsale Capital Group, Inc.	1,870	308,176
Brown & Brown, Inc.	3,140	143,530
Primerica, Inc.	965	142,646
Interactive Brokers Group, Inc. — Class A	1,870	136,585
Total Financial		1,588,202
Energy - 7.0%
SolarEdge Technologies, Inc.*	1,493	429,148
Sunrun, Inc.*	5,660	342,317
Antero Midstream Corp.	27,260	246,158
First Solar, Inc.*	2,797	244,178
CNX Resources Corp.*	9,680	142,296
Total Energy		1,404,097
Communications - 2.9%
Grubhub, Inc.*	4,340	260,400
Cable One, Inc.	80	146,269
FactSet Research Systems, Inc.	330	101,835
New York Times Co. — Class A	1,543	78,106
Total Communications		586,610
Basic Materials - 1.0%
Cleveland-Cliffs, Inc.*	10,200	205,122
Total Common Stocks
(Cost $15,170,984)		20,108,441

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$78,943	$78,943
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	35,891	35,891
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	32,757	32,757
Total Repurchase Agreements
(Cost $147,591)		147,591
Total Investments - 100.3%
(Cost $15,318,575)		$20,256,032
Other Assets & Liabilities, net - (0.3)%		(52,549)
Total Net Assets - 100.0%		$20,203,483

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,108,441	$—	$—	$20,108,441
Repurchase Agreements	—	147,591	—	147,591
Total Assets	$20,108,441	$147,591	$—	$20,256,032

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.4%
Financial - 40.1%
Reinsurance Group of America, Inc. — Class A	3,045	$383,822
Navient Corp.	25,562	365,792
Jefferies Financial Group, Inc.	11,017	331,612
Genworth Financial, Inc. — Class A*	99,412	330,048
CNO Financial Group, Inc.	12,632	306,831
Old Republic International Corp.	13,246	289,293
Mercury General Corp.	4,671	284,044
Associated Banc-Corp.	12,714	271,317
FNB Corp.	20,584	261,417
Sterling Bancorp	10,257	236,116
Valley National Bancorp	16,853	231,560
First American Financial Corp.	4,070	230,566
Fulton Financial Corp.	13,300	226,499
Wintrust Financial Corp.	2,970	225,126
Jones Lang LaSalle, Inc.*	1,230	220,219
New York Community Bancorp, Inc.	17,360	219,083
First Horizon Corp.	12,184	206,031
Pinnacle Financial Partners, Inc.	2,260	200,372
Trustmark Corp.	5,850	196,911
Bank OZK	4,677	191,055
SL Green Realty Corp. REIT	2,720	190,373
Washington Federal, Inc.	6,160	189,728
Kemper Corp.	2,331	185,827
Alleghany Corp.*	290	181,624
United Bankshares, Inc.	4,610	177,854
Cathay General Bancorp	4,340	176,985
Hancock Whitney Corp.	4,211	176,904
Hanover Insurance Group, Inc.	1,350	174,771
Alliance Data Systems Corp.	1,530	171,498
Synovus Financial Corp.	3,706	169,549
MGIC Investment Corp.	12,240	169,524
TCF Financial Corp.	3,611	167,767
International Bancshares Corp.	3,550	164,791
Macerich Co. REIT[1]	13,980	163,566
American Financial Group, Inc.	1,420	162,022
BancorpSouth Bank	4,770	154,930
Prosperity Bancshares, Inc.	1,804	135,102
Webster Financial Corp.	2,383	131,327
East West Bancorp, Inc.	1,747	128,929
Pebblebrook Hotel Trust REIT	5,036	122,325
Service Properties Trust REIT	10,090	119,667
UMB Financial Corp.	1,240	114,489
CIT Group, Inc.	2,132	109,819
Texas Capital Bancshares, Inc.*	1,415	100,352
Selective Insurance Group, Inc.	1,300	94,302
Sabra Health Care REIT, Inc.	4,840	84,022
Cousins Properties, Inc. REIT	2,360	83,426
Janus Henderson Group plc	2,440	76,006
Total Financial		9,285,193
Consumer, Cyclical - 21.1%
Kohl's Corp.	7,750	461,977
World Fuel Services Corp.	13,026	458,515
AutoNation, Inc.*	4,357	406,160
Taylor Morrison Home Corp. — Class A*	12,683	390,763
Dana, Inc.	14,118	343,491
Foot Locker, Inc.	5,654	318,037
Tri Pointe Homes, Inc.*	15,178	309,024
KB Home	6,280	292,209
Univar Solutions, Inc.*	13,380	288,205
Dick's Sporting Goods, Inc.	3,367	256,397
Murphy USA, Inc.	1,710	247,198
Goodyear Tire & Rubber Co.*	11,802	207,361
Thor Industries, Inc.	1,470	198,068
BJ's Wholesale Club Holdings, Inc.*	4,224	189,489
Lear Corp.	1,018	184,512
Adient plc*	3,149	139,186
Urban Outfitters, Inc.*	3,495	129,979
KAR Auction Services, Inc.*	5,037	75,555
Total Consumer, Cyclical		4,896,126
Industrial - 15.0%
Avnet, Inc.	12,116	502,935
SYNNEX Corp.	3,337	383,221
Arrow Electronics, Inc.*	3,203	354,956
Ryder System, Inc.	3,853	291,480
Jabil, Inc.	4,880	254,541
Greif, Inc. — Class A	3,612	205,884
MasTec, Inc.*	2,130	199,581
EMCOR Group, Inc.	1,660	186,186
MDU Resources Group, Inc.	5,070	160,263
Oshkosh Corp.	1,340	159,004
Dycom Industries, Inc.*	1,607	149,210
AECOM*	2,263	145,081
KBR, Inc.	2,950	113,250
Kirby Corp.*	1,690	101,873
Trinity Industries, Inc.	3,404	96,980
Colfax Corp.*	2,170	95,068
GATX Corp.	850	78,829
Total Industrial		3,478,342
Consumer, Non-cyclical - 8.8%
Graham Holdings Co. — Class B	650	365,586
Sprouts Farmers Market, Inc.*	11,497	306,050
Pilgrim's Pride Corp.*	12,460	296,423
ManpowerGroup, Inc.	2,679	264,953
TreeHouse Foods, Inc.*	4,856	253,678
Adtalem Global Education, Inc.*	4,711	186,273
Tenet Healthcare Corp.*	3,458	179,816
Ingredion, Inc.	1,339	120,403
Strategic Education, Inc.	810	74,447
Total Consumer, Non-cyclical		2,047,629
Basic Materials - 6.5%
Commercial Metals Co.	15,399	474,905
Domtar Corp.	11,745	433,978
Reliance Steel & Aluminum Co.	1,148	174,829
United States Steel Corp.	6,031	157,831
Steel Dynamics, Inc.	3,097	157,204
Minerals Technologies, Inc.	1,503	113,206
Total Basic Materials		1,511,953
Communications - 3.3%
Telephone & Data Systems, Inc.	22,615	519,240
Viasat, Inc.*	4,830	232,178
Total Communications		751,418
Technology - 3.2%
Xerox Holdings Corp.	16,820	408,222
NCR Corp.*	4,590	174,190

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Technology - 3.2% (continued)
NetScout Systems, Inc.*	5,524	$155,556
Total Technology		737,968
Utilities - 1.4%
Southwest Gas Holdings, Inc.	1,890	129,862
UGI Corp.	2,476	101,541
ALLETE, Inc.	1,250	83,987
Total Utilities		315,390
Total Common Stocks
(Cost $17,258,019)		23,024,019

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$69,664	69,664
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	31,673	31,673
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	28,906	28,906
Total Repurchase Agreements
(Cost $130,243)		130,243

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	120,712	120,712
Total Securities Lending Collateral
(Cost $120,712)		120,712
Total Investments - 100.5%
(Cost $17,508,974)		$23,274,974
Other Assets & Liabilities, net - (0.5)%		(114,949)
Total Net Assets - 100.0%		$23,160,025

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2021.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,024,019	$—	$—	$23,024,019
Repurchase Agreements	—	130,243	—	130,243
Securities Lending Collateral	120,712	—	—	120,712
Total Assets	$23,144,731	$130,243	$—	$23,274,974

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 29.0%
Fulgent Genetics, Inc.*,1	4,862	$469,766
Community Health Systems, Inc.*	21,370	288,922
Medifast, Inc.	1,131	239,568
Meridian Bioscience, Inc.*	8,640	226,800
Alarm.com Holdings, Inc.*	2,581	222,947
Celsius Holdings, Inc.*	4,490	215,745
R1 RCM, Inc.*	8,220	202,870
Corcept Therapeutics, Inc.*	8,436	200,692
Rent-A-Center, Inc.	3,059	176,382
Coherus Biosciences, Inc.*	11,730	171,375
Zynex, Inc.*,1	11,222	171,360
Collegium Pharmaceutical, Inc.*	6,700	158,790
Ensign Group, Inc.	1,650	154,836
National Beverage Corp.	3,090	151,132
Pacira BioSciences, Inc.*	2,120	148,591
Pennant Group, Inc.*	3,227	147,797
NeoGenomics, Inc.*	3,060	147,584
Merit Medical Systems, Inc.*	2,410	144,311
B&G Foods, Inc.[1]	4,420	137,285
Vericel Corp.*	2,450	136,098
Green Dot Corp. — Class A*	2,930	134,165
Innoviva, Inc.*	11,218	134,055
Supernus Pharmaceuticals, Inc.*	4,900	128,282
Xencor, Inc.*	2,660	114,540
ModivCare, Inc.*	750	111,090
Arlo Technologies, Inc.*	13,970	87,731
Cytokinetics, Inc.*	3,510	81,643
REGENXBIO, Inc.*	2,222	75,792
Luminex Corp.	2,250	71,775
Omnicell, Inc.*	540	70,130
Addus HomeCare Corp.*	647	67,670
WD-40 Co.	200	61,236
EVERTEC, Inc.	1,515	56,388
Tactile Systems Technology, Inc.*	1,000	54,490
LeMaitre Vascular, Inc.	1,084	52,877
Forrester Research, Inc.*	1,120	47,578
Heska Corp.*	270	45,484
Total Consumer, Non-cyclical		5,307,777
Consumer, Cyclical - 18.8%
MarineMax, Inc.*	7,170	353,911
Big Lots, Inc.	5,117	349,491
iRobot Corp.*	2,710	331,108
Vista Outdoor, Inc.*	9,800	314,286
Sleep Number Corp.*	2,059	295,446
Century Communities, Inc.*	4,320	260,582
Hibbett Sports, Inc.*	3,700	254,893
LGI Homes, Inc.*	1,601	239,045
Crocs, Inc.*	2,340	188,253
Installed Building Products, Inc.	1,520	168,538
Meritage Homes Corp.*	1,480	136,042
Lumber Liquidators Holdings, Inc.*	5,260	132,131
Dine Brands Global, Inc.*	1,210	108,937
PetMed Express, Inc.	2,350	82,661
LCI Industries	490	64,817
Shake Shack, Inc. — Class A*	574	64,730
Dorman Products, Inc.*	600	61,584
Tupperware Brands Corp.*	1,700	44,897
Total Consumer, Cyclical		3,451,352
Financial - 16.0%
Mr Cooper Group, Inc.*	10,760	374,018
Innovative Industrial Properties, Inc. REIT	1,453	261,772
St. Joe Co.	5,652	242,471
StoneX Group, Inc.*	3,174	207,516
Safehold, Inc. REIT	2,774	194,457
Brightsphere Investment Group, Inc.	8,260	168,339
Trupanion, Inc.*	2,140	163,090
Axos Financial, Inc.*	3,150	148,081
Triumph Bancorp, Inc.*	1,860	143,945
Virtus Investment Partners, Inc.	594	139,887
HCI Group, Inc.	1,710	131,362
Palomar Holdings, Inc.*	1,880	126,035
ServisFirst Bancshares, Inc.	1,900	116,527
Walker & Dunlop, Inc.	1,050	107,877
eHealth, Inc.*	1,390	101,095
Essential Properties Realty Trust, Inc. REIT	4,144	94,608
PRA Group, Inc.*	2,060	76,364
NMI Holdings, Inc. — Class A*	3,194	75,506
Community Healthcare Trust, Inc. REIT	1,233	56,866
Total Financial		2,929,816
Technology - 13.6%
Glu Mobile, Inc.*	24,455	305,199
MicroStrategy, Inc. — Class A*	423	287,132
Simulations Plus, Inc.	2,860	180,866
SPS Commerce, Inc.*	1,651	163,961
TTEC Holdings, Inc.	1,501	150,775
Ultra Clean Holdings, Inc.*	2,507	145,506
FormFactor, Inc.*	2,976	134,247
Onto Innovation, Inc.*	1,840	120,907
CEVA, Inc.*	1,970	110,616
Power Integrations, Inc.	1,236	100,709
LivePerson, Inc.*	1,880	99,151
Diodes, Inc.*	1,205	96,207
Ebix, Inc.	2,810	90,004
Agilysys, Inc.*	1,801	86,376
8x8, Inc.*	2,657	86,193
Cohu, Inc.*	1,840	76,986
Allscripts Healthcare Solutions, Inc.*	4,930	74,024
ExlService Holdings, Inc.*	801	72,218
Tabula Rasa HealthCare, Inc.*,1	1,390	64,010
OneSpan, Inc.*	2,190	53,655
Total Technology		2,498,742
Industrial - 12.0%
Chart Industries, Inc.*	1,500	213,525
Saia, Inc.*	825	190,229
Advanced Energy Industries, Inc.	1,604	175,108
Comfort Systems USA, Inc.	2,240	167,485
AeroVironment, Inc.*	1,340	155,520
Patrick Industries, Inc.	1,792	152,320
Vicor Corp.*	1,724	146,592
PGT Innovations, Inc.*	5,230	132,057
AAON, Inc.	1,470	102,915

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrial - 12.0% (continued)
Matson, Inc.	1,460	$97,382
Proto Labs, Inc.*	700	85,225
Gibraltar Industries, Inc.*	920	84,189
Alamo Group, Inc.	520	81,198
Forward Air Corp.	903	80,195
Exponent, Inc.	810	78,934
Marten Transport Ltd.	4,210	71,444
Federal Signal Corp.	1,809	69,285
Franklin Electric Company, Inc.	741	58,495
Badger Meter, Inc.	610	56,773
Total Industrial		2,198,871
Communications - 5.6%
TechTarget, Inc.*	3,109	215,920
Stamps.com, Inc.*	988	197,116
Shutterstock, Inc.	1,671	148,786
Cincinnati Bell, Inc.*	5,910	90,718
QuinStreet, Inc.*	4,459	90,518
Vonage Holdings Corp.*	7,150	84,513
Perficient, Inc.*	1,364	80,094
NIC, Inc.	1,599	54,254
Viavi Solutions, Inc.*	3,437	53,961
Total Communications		1,015,880
Energy - 3.3%
Renewable Energy Group, Inc.*	4,133	272,943
Bonanza Creek Energy, Inc.*	7,430	265,474
DMC Global, Inc.*	1,224	66,414
Total Energy		604,831
Basic Materials - 1.2%
Quaker Chemical Corp.	490	119,447
Livent Corp.*	5,670	98,205
Total Basic Materials		217,652
Total Common Stocks
(Cost $13,703,135)		18,224,921

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$37,921	37,921
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	17,241	17,241
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	15,735	15,735
Total Repurchase Agreements
(Cost $70,897)		70,897

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	630,530	630,530
Total Securities Lending Collateral
(Cost $630,530)		630,530
Total Investments - 103.3%
(Cost $14,404,562)		$18,926,348
Other Assets & Liabilities, net - (3.3)%		(605,912)
Total Net Assets - 100.0%		$18,320,436

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2021.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,224,921	$—	$—	$18,224,921
Repurchase Agreements	—	70,897	—	70,897
Securities Lending Collateral	630,530	—	—	630,530
Total Assets	$18,855,451	$70,897	$—	$18,926,348

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.1%
Financial - 23.8%
Customers Bancorp, Inc.*	5,614	$178,637
Hanmi Financial Corp.	8,270	163,167
Realogy Holdings Corp.*	10,412	157,534
United Insurance Holdings Corp.	20,850	150,328
Stewart Information Services Corp.	2,851	148,338
Boston Private Financial Holdings, Inc.	11,050	147,186
Universal Insurance Holdings, Inc.	10,100	144,834
Employers Holdings, Inc.	3,360	144,682
American Equity Investment Life Holding Co.	4,541	143,178
EZCORP, Inc. — Class A*	28,644	142,361
United Fire Group, Inc.	4,007	139,444
Investors Bancorp, Inc.	9,001	132,225
Enova International, Inc.*	3,680	130,566
Dime Community Bancshares, Inc.	4,330	130,506
Encore Capital Group, Inc.*	3,055	122,903
First Midwest Bancorp, Inc.	5,330	116,780
Hope Bancorp, Inc.	7,719	116,248
Simmons First National Corp. — Class A	3,908	115,950
GEO Group, Inc. REIT[1]	14,931	115,865
First Financial Bancorp	4,680	112,320
Central Pacific Financial Corp.	4,200	112,056
Assured Guaranty Ltd.	2,562	108,321
SiriusPoint Ltd.*	10,650	108,310
Office Properties Income Trust REIT	3,730	102,650
Provident Financial Services, Inc.	4,450	99,146
RPT Realty REIT	8,540	97,441
Northfield Bancorp, Inc.	5,760	91,699
First BanCorp	7,720	86,927
First Commonwealth Financial Corp.	5,870	84,352
Diversified Healthcare Trust REIT	17,633	84,286
Ameris Bancorp	1,596	83,806
WSFS Financial Corp.	1,600	79,664
S&T Bancorp, Inc.	2,350	78,725
Horace Mann Educators Corp.	1,789	77,303
Renasant Corp.	1,867	77,256
OFG Bancorp	3,390	76,682
Ready Capital Corp. REIT	5,712	76,655
Franklin Street Properties Corp. REIT	14,030	76,463
PennyMac Mortgage Investment Trust REIT	3,860	75,656
Banner Corp.	1,350	71,995
Allegiance Bancshares, Inc.	1,690	68,513
Veritex Holdings, Inc.	2,080	68,058
BankUnited, Inc.	1,526	67,068
Old National Bancorp	3,348	64,750
HomeStreet, Inc.	1,440	63,461
Eagle Bancorp, Inc.	1,150	61,192
Apollo Commercial Real Estate Finance, Inc. REIT	4,040	56,439
Acadia Realty Trust REIT	2,950	55,961
Whitestone REIT — Class B	5,480	53,156
Safety Insurance Group, Inc.	630	53,077
First Bancorp	1,190	51,765
Waddell & Reed Financial, Inc. — Class A	2,040	51,102
Independent Bank Group, Inc.	690	49,846
DiamondRock Hospitality Co. REIT*	4,590	47,277
Total Financial		5,314,110
Consumer, Cyclical - 22.4%
Veritiv Corp.*	10,006	425,655
Conn's, Inc.*	14,998	291,711
G-III Apparel Group Ltd.*	8,176	246,425
ODP Corp.*	5,089	220,303
Daktronics, Inc.*	33,505	210,076
M/I Homes, Inc.*	3,540	209,108
Signet Jewelers Ltd.*	3,337	193,479
Cato Corp. — Class A*	15,838	190,056
Group 1 Automotive, Inc.	1,150	181,458
Vera Bradley, Inc.*	16,650	168,165
Bed Bath & Beyond, Inc.*	5,444	158,693
Unifi, Inc.*	5,459	150,450
GMS, Inc.*	3,580	149,465
Asbury Automotive Group, Inc.*	760	149,340
Resideo Technologies, Inc.*	5,271	148,906
Abercrombie & Fitch Co. — Class A*	4,310	147,876
Genesco, Inc.*	3,093	146,917
Barnes & Noble Education, Inc.*	17,526	142,662
ScanSource, Inc.*	4,646	139,148
Core-Mark Holding Company, Inc.	3,386	131,004
Shoe Carnival, Inc.	2,017	124,812
Michaels Companies, Inc.*	5,525	121,218
Chico's FAS, Inc.*	35,376	117,095
Sally Beauty Holdings, Inc.*	5,720	115,144
SkyWest, Inc.*	1,950	106,236
PC Connection, Inc.	2,150	99,739
Sonic Automotive, Inc. — Class A	1,995	98,892
Cooper Tire & Rubber Co.	1,551	86,825
Interface, Inc. — Class A	6,790	84,739
Marcus Corp.*	3,760	75,162
Ethan Allen Interiors, Inc.	2,520	69,577
Motorcar Parts of America, Inc.*	2,640	59,400
HNI Corp.	1,480	58,549
Total Consumer, Cyclical		5,018,285
Industrial - 19.1%
Olympic Steel, Inc.	11,709	344,830
Greenbrier Companies, Inc.	5,625	265,613
US Concrete, Inc.*	3,485	255,520
Bel Fuse, Inc. — Class B	11,587	230,465
ArcBest Corp.	3,265	229,758
Granite Construction, Inc.	5,429	218,517
Benchmark Electronics, Inc.	6,410	198,197
Sanmina Corp.*	4,760	196,969
Griffon Corp.	6,710	182,311
DXP Enterprises, Inc.*	5,481	165,362
Powell Industries, Inc.	4,761	161,255
Boise Cascade Co.	2,626	157,114

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Industrial - 19.1% (continued)
O-I Glass, Inc.*	10,630	$156,686
Apogee Enterprises, Inc.	3,780	154,526
Comtech Telecommunications Corp.	5,470	135,875
AAR Corp.*	3,250	135,363
Atlas Air Worldwide Holdings, Inc.*	2,239	135,325
TTM Technologies, Inc.*	8,956	129,862
Aegion Corp. — Class A*	4,477	128,714
Haynes International, Inc.	4,234	125,623
TimkenSteel Corp.*	10,328	121,354
SEACOR Holdings, Inc.*	2,498	101,794
Hub Group, Inc. — Class A*	1,504	101,189
Matthews International Corp. — Class A	1,850	73,168
Encore Wire Corp.	1,080	72,500
Trinseo S.A.	1,116	71,055
Tredegar Corp.	1,710	25,667
Total Industrial		4,274,612
Consumer, Non-cyclical - 12.8%
Aaron's Company, Inc.	12,130	311,498
CoreCivic, Inc.	26,678	241,436
Seneca Foods Corp. — Class A*	4,846	228,198
Andersons, Inc.	8,314	227,637
Fresh Del Monte Produce, Inc.	7,866	225,204
SpartanNash Co.	10,690	209,845
Magellan Health, Inc.*	1,859	173,333
Kelly Services, Inc. — Class A*	7,534	167,782
Universal Corp.	2,727	160,866
ABM Industries, Inc.	2,479	126,454
Invacare Corp.	14,892	119,434
Edgewell Personal Care Co.	2,920	115,632
Cross Country Healthcare, Inc.*	9,030	112,785
Lannett Company, Inc.*	21,273	112,321
Resources Connection, Inc.	8,170	110,622
Deluxe Corp.	1,960	82,242
TrueBlue, Inc.*	3,218	70,860
Prestige Consumer Healthcare, Inc.*	1,400	61,712
Total Consumer, Non-cyclical		2,857,861
Energy - 10.9%
CONSOL Energy, Inc.*	29,844	290,084
Green Plains, Inc.*	10,030	271,512
SunCoke Energy, Inc.	37,748	264,613
ProPetro Holding Corp.*	19,591	208,840
Matrix Service Co.*	14,882	195,103
SM Energy Co.	10,067	164,797
Helix Energy Solutions Group, Inc.*	32,450	163,873
Callon Petroleum Co.*,1	4,040	155,742
Talos Energy, Inc.*	11,110	133,764
US Silica Holdings, Inc.*	9,464	116,313
PBF Energy, Inc. — Class A*	7,100	100,465
NOW, Inc.*	7,705	77,743
Nabors Industries Ltd.*,1	825	77,096
Oil States International, Inc.*	11,079	66,806
Penn Virginia Corp.*	4,560	61,104
Bristow Group, Inc.*	2,011	52,045
Warrior Met Coal, Inc.	2,354	40,324
Total Energy		2,440,224
Basic Materials - 5.2%
Mercer International, Inc.	12,740	183,328
AdvanSix, Inc.*	6,816	182,805
Clearwater Paper Corp.*	4,574	172,074
Rayonier Advanced Materials, Inc.*	18,757	170,126
Carpenter Technology Corp.	4,000	164,600
Koppers Holdings, Inc.*	4,460	155,030
Allegheny Technologies, Inc.*	3,960	83,398
Glatfelter Corp.	2,560	43,904
Total Basic Materials		1,155,265
Communications - 4.0%
Consolidated Communications Holdings, Inc.*	32,419	233,417
Scholastic Corp.	5,502	165,665
EW Scripps Co. — Class A	7,420	142,983
AMC Networks, Inc. — Class A*	1,680	89,309
Spok Holdings, Inc.	7,612	79,850
Gannett Company, Inc.*	14,152	76,138
NETGEAR, Inc.*	1,325	54,457
ePlus, Inc.*	500	49,820
Total Communications		891,639
Technology - 0.9%
Insight Enterprises, Inc.*	1,650	157,443
MTS Systems Corp.*	910	52,962
BM Technologies, Inc.*	137	1,596
Total Technology		212,001
Total Common Stocks
(Cost $16,743,535)		22,163,997

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$50,554	50,554
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	22,984	22,984
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	20,976	20,976
Total Repurchase Agreements
(Cost $94,514)		94,514

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	247,557	247,557
Total Securities Lending Collateral
(Cost $247,557)		247,557
Total Investments - 100.6%
(Cost $17,085,606)		$22,506,068
Other Assets & Liabilities, net - (0.6)%		(137,976)
Total Net Assets - 100.0%		$22,368,092

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2021.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,163,997	$—	$—	$22,163,997
Repurchase Agreements	—	94,514	—	94,514
Securities Lending Collateral	247,557	—	—	247,557
Total Assets	$22,411,554	$94,514	$—	$22,506,068

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
MUTUAL FUNDS† - 45.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	73,724	$734,295
Guggenheim Strategy Fund II1	28,859	720,898
Total Mutual Funds
(Cost $1,451,076)		1,455,193

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 7.9%
Federal Farm Credit Bank
0.01% due 04/01/21[2]	$250,000	250,000
Total Federal Agency Discount Notes
(Cost $250,000)		250,000

U.S. TREASURY BILLS†† - 2.7%
U.S. Treasury Bills
0.01% due 04/22/21[2,3]	85,000	84,999
Total U.S. Treasury Bills
(Cost $84,999)		84,999

REPURCHASE AGREEMENTS††,4 - 41.8%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21[5]	710,437	710,437
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21[5]	322,999	322,999
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21[5]	294,787	294,787
Total Repurchase Agreements
(Cost $1,328,223)		1,328,223
Total Investments - 98.1%
(Cost $3,114,298)		$3,118,415
Other Assets & Liabilities, net - 1.9%		61,850
Total Net Assets - 100.0%		$3,180,265

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	64	Jun 2021	$5,967,680	$81,059

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	06/17/21	4,586	$427,353	$8,264

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2021.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as currency index swap collateral at March 31, 2021.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,455,193	$—	$—	$1,455,193
Federal Agency Discount Notes	—	250,000	—	250,000
U.S. Treasury Bills	—	84,999	—	84,999
Repurchase Agreements	—	1,328,223	—	1,328,223
Currency Futures Contracts**	81,059	—	—	81,059
Currency Index Swap Agreements**	—	8,264	—	8,264
Total Assets	$1,536,252	$1,671,486	$—	$3,207,738

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$319,625	$401,017	$–	$–	$256	$720,898	28,859	$1,048
Guggenheim Ultra Short Duration Fund — Institutional Class	434,153	301,014	–	–	(872)	734,295	73,724	1,036
	$753,778	$702,031	$–	$–	$(616)	$1,455,193		$2,084

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.8%
Software - 32.6%
Microsoft Corp.	4,461	$1,051,770
Adobe, Inc.*	816	387,902
Oracle Corp.	5,129	359,902
salesforce.com, Inc.*	1,636	346,619
Intuit, Inc.	668	255,884
ServiceNow, Inc.*	505	252,556
Zoom Video Communications, Inc. — Class A*	752	241,610
Fidelity National Information Services, Inc.	1,624	228,351
Fiserv, Inc.*	1,824	217,129
Activision Blizzard, Inc.	2,294	213,342
VMware, Inc. — Class A*,1	1,319	198,444
Autodesk, Inc.*	712	197,331
Workday, Inc. — Class A*	771	191,540
Twilio, Inc. — Class A*	543	185,033
Sea Ltd. ADR*	766	170,994
Cadence Design Systems, Inc.*	1,171	160,415
Electronic Arts, Inc.	1,171	158,518
Synopsys, Inc.*	639	158,331
DocuSign, Inc.*	745	150,825
Paychex, Inc.	1,502	147,226
NetEase, Inc. ADR	1,352	139,608
Atlassian Corporation plc — Class A*	653	137,626
ANSYS, Inc.*	404	137,182
Bilibili, Inc. ADR*	1,260	134,896
Datadog, Inc. — Class A*	1,509	125,760
RingCentral, Inc. — Class A*	418	124,514
Slack Technologies, Inc. — Class A*	2,952	119,940
HubSpot, Inc.*	256	116,278
Splunk, Inc.*	858	116,242
Cloudflare, Inc. — Class A*	1,634	114,805
Take-Two Interactive Software, Inc.*	649	114,678
Coupa Software, Inc.*,1	421	107,136
Broadridge Financial Solutions, Inc.	696	106,558
Citrix Systems, Inc.	755	105,972
Tyler Technologies, Inc.*	242	102,736
Akamai Technologies, Inc.*	1,006	102,511
Fair Isaac Corp.*	197	95,752
MongoDB, Inc.*	350	93,600
Ceridian HCM Holding, Inc.*	1,046	88,146
Nuance Communications, Inc.*	2,003	87,411
Jack Henry & Associates, Inc.	559	84,811
Dropbox, Inc. — Class A*	3,096	82,539
Fastly, Inc. — Class A*,1	997	67,078
Alteryx, Inc. — Class A*	705	58,487
Total Software		7,837,988
Semiconductors - 21.1%
NVIDIA Corp.	860	459,180
Intel Corp.	6,231	398,784
Texas Instruments, Inc.	1,796	339,426
Broadcom, Inc.	731	338,935
QUALCOMM, Inc.	2,308	306,018
Applied Materials, Inc.	2,212	295,523
Micron Technology, Inc.*	2,755	243,019
Advanced Micro Devices, Inc.*	3,074	241,309
Lam Research Corp.	402	239,286
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,695	200,485
Analog Devices, Inc.	1,227	190,283
KLA Corp.	571	188,658
NXP Semiconductor N.V.	820	165,099
Microchip Technology, Inc.	1,062	164,844
ASML Holding N.V. — Class G	256	158,044
Marvell Technology Group Ltd.	3,006	147,234
Skyworks Solutions, Inc.	759	139,261
Xilinx, Inc.	1,107	137,157
Maxim Integrated Products, Inc.	1,361	124,355
Teradyne, Inc.	950	115,596
Qorvo, Inc.*	625	114,188
ON Semiconductor Corp.*	2,531	105,315
Monolithic Power Systems, Inc.	287	101,371
Cree, Inc.*	816	88,234
Inphi Corp.*	451	80,463
Total Semiconductors		5,082,067
Internet - 16.8%
Alphabet, Inc. — Class A*	451	930,197
Facebook, Inc. — Class A*	2,494	734,558
Snap, Inc. — Class A*	3,964	207,278
Baidu, Inc. ADR*	844	183,612
Pinterest, Inc. — Class A*	2,348	173,822
Twitter, Inc.*	2,698	171,674
Shopify, Inc. — Class A*	155	171,507
Match Group, Inc.*	1,055	144,936
Palo Alto Networks, Inc.*	432	139,130
Zillow Group, Inc. — Class C*	1,060	137,418
Okta, Inc.*	618	136,226
CDW Corp.	738	122,324
VeriSign, Inc.*	604	120,051
Wix.com Ltd.*	416	116,156
IAC*	479	103,612
Zendesk, Inc.*	757	100,393
GoDaddy, Inc. — Class A*	1,189	92,290
F5 Networks, Inc.*	432	90,124
NortonLifeLock, Inc.	4,090	86,953
Anaplan, Inc.*	1,283	69,090
Total Internet		4,031,351
Computers - 12.9%
Apple, Inc.	9,210	1,125,001
International Business Machines Corp.	2,045	272,517
Accenture plc — Class A	745	205,806
Dell Technologies, Inc. — Class C*	2,275	200,541
Cognizant Technology Solutions Corp. — Class A	2,057	160,693
HP, Inc.	5,005	158,909
Crowdstrike Holdings, Inc. — Class A*	846	154,403
Fortinet, Inc.*	757	139,606
Infosys Ltd. ADR	6,920	129,542
Check Point Software Technologies Ltd.*	1,095	122,607
Zscaler, Inc.*	682	117,079
Western Digital Corp.	1,641	109,537
Seagate Technology plc	1,380	105,915

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Computers - 12.9% (continued)
NetApp, Inc.	1,389	$100,939
Total Computers		3,103,095
Commercial Services - 5.3%
PayPal Holdings, Inc.*	1,730	420,113
Square, Inc. — Class A*	1,112	252,480
Automatic Data Processing, Inc.	1,182	222,772
Global Payments, Inc.	933	188,074
FleetCor Technologies, Inc.*	423	113,630
Booz Allen Hamilton Holding Corp.	1,020	82,141
Total Commercial Services		1,279,210
Diversified Financial Services - 4.1%
Visa, Inc. — Class A	2,468	522,550
Mastercard, Inc. — Class A	1,283	456,812
Total Diversified Financial Services		979,362
Telecommunications - 3.3%
Cisco Systems, Inc.	7,259	375,363
Motorola Solutions, Inc.	752	141,414
Arista Networks, Inc.*	404	121,963
Ciena Corp.*	1,307	71,519
Juniper Networks, Inc.	2,816	71,329
Total Telecommunications		781,588
Energy-Alternate Sources - 1.4%
SolarEdge Technologies, Inc.*	515	148,032
Enphase Energy, Inc.*	726	117,728
First Solar, Inc.*	912	79,618
Total Energy-Alternate Sources		345,378
Electronics - 1.2%
Amphenol Corp. — Class A	2,369	156,283
TE Connectivity Ltd.	964	124,462
Total Electronics		280,745
Advertising - 0.5%
Trade Desk, Inc. — Class A*	202	131,635
Office & Business Equipment - 0.6%
Zebra Technologies Corp. — Class A*	266	129,058
Total Common Stocks
(Cost $8,047,741)		23,981,477

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$92,787	92,787
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	42,186	42,186
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	38,501	38,501
Total Repurchase Agreements
(Cost $173,474)		173,474

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	276,165	276,165
Total Securities Lending Collateral
(Cost $276,165)		276,165
Total Investments - 101.6%
(Cost $8,497,380)		$24,431,116
Other Assets & Liabilities, net - (1.6)%		(379,565)
Total Net Assets - 100.0%		$24,051,551

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,981,477	$—	$—	$23,981,477
Repurchase Agreements	—	173,474	—	173,474
Securities Lending Collateral	276,165	—	—	276,165
Total Assets	$24,257,642	$173,474	$—	$24,431,116

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.4%
Telecommunications - 66.7%
Verizon Communications, Inc.	5,099	$296,507
Cisco Systems, Inc.	5,532	286,060
AT&T, Inc.	9,169	277,546
T-Mobile US, Inc.*	1,876	235,044
Motorola Solutions, Inc.	689	129,566
Arista Networks, Inc.*	370	111,699
Ubiquiti, Inc.	308	91,876
Lumen Technologies, Inc.	6,328	84,479
Ciena Corp.*	1,195	65,390
Juniper Networks, Inc.	2,576	65,250
Iridium Communications, Inc.*	1,332	54,945
America Movil SAB de CV — Class L ADR	3,610	49,024
BCE, Inc.	1,083	48,887
Vodafone Group plc ADR	2,610	48,102
TELUS Corp.	2,232	44,484
Rogers Communications, Inc. — Class B	939	43,288
Viavi Solutions, Inc.*	2,671	41,935
Viasat, Inc.*	812	39,033
CommScope Holding Company, Inc.*	2,524	38,769
Vonage Holdings Corp.*	3,269	38,640
Telephone & Data Systems, Inc.	1,603	36,805
Shenandoah Telecommunications Co.	718	35,045
InterDigital, Inc.	492	31,217
Infinera Corp.*	3,215	30,960
Calix, Inc.*	824	28,560
Plantronics, Inc.*	714	27,782
NETGEAR, Inc.*	603	24,783
Inseego Corp.*,1	2,253	22,530
Cincinnati Bell, Inc.*	1,299	19,940
Total Telecommunications		2,348,146
Media - 25.2%
Comcast Corp. — Class A	4,309	233,160
Charter Communications, Inc. — Class A*	298	183,872
Liberty Broadband Corp. — Class C*	804	120,720
DISH Network Corp. — Class A*	2,669	96,618
Altice USA, Inc. — Class A*	2,671	86,888
Cable One, Inc.	41	74,963
Liberty Global plc — Class C*	2,143	54,732
Liberty Latin America Ltd. — Class C*	2,893	37,551
Total Media		888,504
Internet - 3.6%
F5 Networks, Inc.*	396	82,613
Cogent Communications Holdings, Inc.	618	42,494
Total Internet		125,107
Computers - 2.7%
Lumentum Holdings, Inc.*	674	61,570
NetScout Systems, Inc.*	1,123	31,624
Total Computers		93,194
Software - 1.2%
Bandwidth, Inc. — Class A*	325	41,190
Total Common Stocks
(Cost $2,519,802)		3,496,141

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$12,182	12,182
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	5,539	5,539
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	5,055	5,055
Total Repurchase Agreements
(Cost $22,776)		22,776

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	9,470	9,470
Total Securities Lending Collateral
(Cost $9,470)		9,470
Total Investments - 100.3%
(Cost $2,552,048)		$3,528,387
Other Assets & Liabilities, net - (0.3)%		(8,806)
Total Net Assets - 100.0%		$3,519,581

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,496,141	$—	$—	$3,496,141
Repurchase Agreements	—	22,776	—	22,776
Securities Lending Collateral	9,470	—	—	9,470
Total Assets	$3,505,611	$22,776	$—	$3,528,387

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Transportation - 41.3%
United Parcel Service, Inc. — Class B	2,470	$419,875
Union Pacific Corp.	1,874	413,048
FedEx Corp.	1,064	302,219
CSX Corp.	3,045	293,599
Norfolk Southern Corp.	1,035	277,918
Kansas City Southern	684	180,521
Old Dominion Freight Line, Inc.	741	178,144
Expeditors International of Washington, Inc.	1,360	146,458
J.B. Hunt Transport Services, Inc.	855	143,700
CH Robinson Worldwide, Inc.	1,256	119,860
XPO Logistics, Inc.*	951	117,258
ZTO Express Cayman, Inc. ADR	3,448	100,509
Knight-Swift Transportation Holdings, Inc.	2,018	97,046
Canadian National Railway Co.	817	94,756
Canadian Pacific Railway Ltd.[1]	248	94,064
Landstar System, Inc.	503	83,025
Saia, Inc.*	356	82,087
Ryder System, Inc.	898	67,934
Kirby Corp.*	1,003	60,461
Werner Enterprises, Inc.	1,278	60,283
Atlas Air Worldwide Holdings, Inc.*	730	44,121
Total Transportation		3,376,886
Auto Manufacturers - 19.7%
Tesla, Inc.*	1,070	714,685
General Motors Co.*	5,238	300,975
NIO, Inc. ADR*	5,570	217,119
Ferrari N.V.	477	99,827
Stellantis N.V.	5,099	90,711
Nikola Corp.*,1	5,470	75,978
Fisker, Inc.*	3,950	68,019
Workhorse Group, Inc.*,1	3,000	41,310
Total Auto Manufacturers		1,608,624
Auto Parts & Equipment - 14.2%
QuantumScape Corp.*,1	2,690	120,378
Aptiv plc*	825	113,768
BorgWarner, Inc.	2,369	109,827
Lear Corp.	601	108,931
Gentex Corp.	2,763	98,556
Magna International, Inc.	1,060	93,322
Autoliv, Inc.*	990	91,872
Luminar Technologies, Inc.*	3,720	90,433
Fox Factory Holding Corp.*	586	74,457
Adient plc*	1,548	68,422
Goodyear Tire & Rubber Co.*	3,878	68,136
Dana, Inc.	2,529	61,531
Visteon Corp.*	480	58,536
Faurecia SE*	70	3,727
Total Auto Parts & Equipment		1,161,896
Airlines - 13.9%
Southwest Airlines Co.	3,304	201,742
Delta Air Lines, Inc.*	3,824	184,623
United Airlines Holdings, Inc.*	2,435	140,110
American Airlines Group, Inc.*	5,407	129,227
Alaska Air Group, Inc.*	1,409	97,517
Ryanair Holdings plc ADR*	809	93,035
Copa Holdings S.A. — Class A*	1,067	86,203
JetBlue Airways Corp.*	4,146	84,330
Allegiant Travel Co. — Class A*	260	63,455
Spirit Airlines, Inc.*	1,683	62,103
Total Airlines		1,142,345
Internet - 5.9%
Uber Technologies, Inc.*	6,126	333,928
Lyft, Inc. — Class A*	2,372	149,863
Total Internet		483,791
Home Builders - 2.4%
Thor Industries, Inc.	663	89,333
LCI Industries	440	58,203
Winnebago Industries, Inc.	680	52,163
Total Home Builders		199,699
Leisure Time - 1.1%
Harley-Davidson, Inc.	2,178	87,338
Commercial Services - 1.0%
Avis Budget Group, Inc.*	1,086	78,779
Total Common Stocks
(Cost $4,070,334)		8,139,358

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$22,588	22,588
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	10,269	10,269
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	9,373	9,373
Total Repurchase Agreements
(Cost $42,230)		42,230

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[4]	221,185	221,185
Total Securities Lending Collateral
(Cost $221,185)		221,185
Total Investments - 102.7%
(Cost $4,333,749)		$8,402,773
Other Assets & Liabilities, net - (2.7)%		(224,000)
Total Net Assets - 100.0%		$8,178,773

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,139,358	$—	$—	$8,139,358
Repurchase Agreements	—	42,230	—	42,230
Securities Lending Collateral	221,185	—	—	221,185
Total Assets	$8,360,543	$42,230	$—	$8,402,773

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 99.4%
Electric - 82.9%
NextEra Energy, Inc.	8,706	$658,261
Duke Energy Corp.	4,786	461,993
Southern Co.	6,937	431,204
Dominion Energy, Inc.	5,491	417,096
Exelon Corp.	7,919	346,377
American Electric Power Company, Inc.	4,060	343,882
Sempra Energy	2,479	328,666
Xcel Energy, Inc.	4,872	324,037
Eversource Energy	3,409	295,185
WEC Energy Group, Inc.	3,142	294,060
Public Service Enterprise Group, Inc.	4,878	293,704
Consolidated Edison, Inc.	3,609	269,953
DTE Energy Co.	2,026	269,742
PG&E Corp.*	21,990	257,503
Edison International	4,221	247,351
PPL Corp.	8,444	243,525
Ameren Corp.	2,939	239,117
Entergy Corp.	2,377	236,440
FirstEnergy Corp.	6,571	227,948
AES Corp.	8,477	227,268
CMS Energy Corp.	3,704	226,759
Avangrid, Inc.	4,229	210,646
Alliant Energy Corp.	3,647	197,522
Evergy, Inc.	3,259	194,008
CenterPoint Energy, Inc.	8,323	188,516
NRG Energy, Inc.	4,299	162,201
Pinnacle West Capital Corp.	1,975	160,666
Vistra Corp.	8,904	157,423
OGE Energy Corp.	4,120	133,323
IDACORP, Inc.	1,175	117,465
Ormat Technologies, Inc.	1,420	111,513
Portland General Electric Co.	2,289	108,659
Black Hills Corp.	1,625	108,501
PNM Resources, Inc.	2,202	108,008
NorthWestern Corp.	1,486	96,887
Total Electric		8,695,409
Gas - 9.7%
Atmos Energy Corp.	1,939	191,670
NiSource, Inc.	6,769	163,201
UGI Corp.	3,757	154,075
National Fuel Gas Co.	2,262	113,077
ONE Gas, Inc.	1,399	107,597
Southwest Gas Holdings, Inc.	1,524	104,714
Spire, Inc.	1,390	102,707
South Jersey Industries, Inc.	3,600	81,288
Total Gas		1,018,329
Water - 4.4%
American Water Works Company, Inc.	1,898	284,548
Essential Utilities, Inc.	3,988	178,463
Total Water		463,011
Building Materials - 1.3%
MDU Resources Group, Inc.	4,228	133,647
Energy-Alternate Sources - 1.1%
Sunnova Energy International, Inc.*	2,960	120,827
Total Common Stocks
(Cost $4,452,586)		10,431,223

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	$33,072	33,072
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	15,036	15,036
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	13,723	13,723
Total Repurchase Agreements
(Cost $61,831)		61,831
Total Investments - 100.0%
(Cost $4,514,417)		$10,493,054
Other Assets & Liabilities, net - 0.0%		(3,743)
Total Net Assets - 100.0%		$10,489,311

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,431,223	$—	$—	$10,431,223
Repurchase Agreements	—	61,831	—	61,831
Total Assets	$10,431,223	$61,831	$—	$10,493,054

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
MUTUAL FUNDS† - 49.9%
Guggenheim Strategy Fund II1	11,491	$287,045
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	28,655	285,409
Total Mutual Funds
(Cost $569,538)		572,454

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 8.7%
Federal Farm Credit Bank
0.01% due 04/01/21[2]	$100,000	100,000
Total Federal Agency Discount Notes
(Cost $100,000)		100,000

U.S. TREASURY BILLS†† - 3.8%
U.S. Treasury Bills
0.01% due 04/22/21[2,3]	44,000	44,000
Total U.S. Treasury Bills
(Cost $44,000)		44,000

REPURCHASE AGREEMENTS††,4 - 39.8%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21[5]	244,098	244,098
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21[5]	110,979	110,979
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21[5]	101,286	101,286
Total Repurchase Agreements
(Cost $456,363)		456,363
Total Investments - 102.2%
(Cost $1,169,901)		$1,172,817
Other Assets & Liabilities, net - (2.2)%		(24,902)
Total Net Assets - 100.0%		$1,147,915

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	22	Jun 2021	$2,051,390	$(31,337)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	06/17/21	2,555	$238,130	$(3,541)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2021.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as currency index swap collateral at March 31, 2021.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$572,454	$—	$—	$572,454
Federal Agency Discount Notes	—	100,000	—	100,000
U.S. Treasury Bills	—	44,000	—	44,000
Repurchase Agreements	—	456,363	—	456,363
Total Assets	$572,454	$600,363	$—	$1,172,817

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$31,337	$—	$—	$31,337
Currency Index Swap Agreements**	—	3,541	—	3,541
Total Liabilities	$31,337	$3,541	$—	$34,878

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$365,606	$1,147	$(80,000)	$(76)	$368	$287,045	11,491	$1,182
Guggenheim Ultra Short Duration Fund — Institutional Class	535,187	1,115	(250,000)	(298)	(595)	285,409	28,655	1,144
	$900,793	$2,262	$(330,000)	$(374)	$(227)	$572,454		$2,326

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-Diversified
Commodities Strategy Fund	Non-Diversified
Consumer Products Fund	Diversified
Dow 2x Strategy Fund	Non-Diversified
Electronics Fund	Non-Diversified
Energy Fund	Diversified
Energy Services Fund	Non-Diversified
Europe 1.25x Strategy Fund	Non-Diversified
Financial Services Fund	Diversified
Global Managed Futures Strategy Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Health Care Fund	Diversified
High Yield Strategy Fund	Non-Diversified
Internet Fund	Diversified
Inverse Dow 2x Strategy Fund	Non-Diversified
Inverse Government Long Bond Strategy Fund	Non-Diversified
Inverse Mid-Cap Strategy Fund	Non-Diversified
Inverse NASDAQ-100® Strategy Fund	Non-Diversified
Inverse Russell 2000® Strategy Fund	Non-Diversified
Inverse S&P 500® Strategy Fund	Non-Diversified
Japan 2x Strategy Fund	Non-Diversified
Leisure Fund	Diversified
Long Short Equity Fund	Non-Diversified
Mid-Cap 1.5x Strategy Fund	Non-Diversified
Multi-Hedge Strategies Fund	Non-Diversified
NASDAQ-100® 2x Strategy Fund	Non-Diversified
NASDAQ-100® Fund	Non-Diversified
Nova Fund	Non-Diversified
Precious Metals Fund	Non-Diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Russell 2000® 1.5x Strategy Fund	Non-Diversified
Russell 2000® 2x Strategy Fund	Non-Diversified
S&P 500® 2x Strategy Fund	Non-Diversified
S&P 500® Pure Growth Fund	Non-Diversified
S&P 500® Pure Value Fund	Non-Diversified
S&P MidCap 400® Pure Growth Fund	Non-Diversified
S&P MidCap 400® Pure Value Fund	Non-Diversified
S&P SmallCap 600® Pure Growth Fund	Non-Diversified
S&P SmallCap 600® Pure Value Fund	Non-Diversified
Strengthening Dollar 2x Strategy Fund	Non-Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-Diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Weakening Dollar 2x Strategy Fund	Non-Diversified

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

Each of the consolidated schedules of investments of the Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each of the above mentioned Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and Guggenheim Investments ("GI") to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of currency index swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A Fund enters into credit default swaps as a "seller" or a "buyer" of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to theperformance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2021, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
0.01%			1.63%
Due 04/01/21	$57,785,046	$57,785,054	02/15/26	$56,827,200	$58,940,214
			U.S. Treasury Strip
			0.00%
			08/15/43	600	352
			U.S. Treasury Bond
			3.00%
			11/15/45	100	113
			U.S. Treasury Bill
			0.00%
			11/04/21	100	100
				56,828,000	58,940,779

BofA Securities, Inc.			U.S. Treasury Note
0.01%			0.13%
Due 04/01/21	23,977,198	23,977,201	12/31/22	24,456,400	24,456,810

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
0.01%			0.38%
Due 04/01/21	26,271,891	26,271,898	07/15/25	24,291,262	26,797,389

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At March 31, 2021, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$47,509	$50,423
Basic Materials Fund	85,961	86,527
Biotechnology Fund	542,762	524,211	*
Consumer Products Fund	105,527	104,416	*
Electronics Fund	235,716	231,946	*
Energy Fund	57,855	59,460
Energy Services Fund	123,354	124,740
Europe 1.25x Strategy Fund	25,828	26,402
Financial Services Fund	160,226	164,633
Health Care Fund	298,795	296,309	*
High Yield Strategy Fund	666,813	677,822
Internet Fund	89,037	89,814
Leisure Fund	153,304	157,077
Long Short Equity Fund	135,488	138,607
Mid-Cap 1.5x Strategy Fund	842	882
Multi-Hedge Strategies Fund	577,338	592,644
NASDAQ-100® 2x Strategy Fund	92,860	95,300
NASDAQ-100® Fund	112,397	115,350
Precious Metals Fund	222,093	217,389	*
Real Estate Fund	25,974	27,195
Retailing Fund	33,608	33,102	*
S&P 500® Pure Value Fund	84,139	86,152
S&P MidCap 400® Pure Value Fund	115,292	120,712
S&P SmallCap 600® Pure Growth Fund	636,751	630,530	*
S&P SmallCap 600® Pure Value Fund	245,949	247,557
Technology Fund	277,228	276,165	*
Telecommunications Fund	9,470	9,470
Transportation Fund	219,152	221,185

*	Subsequent to March 31, 2021, additional collateral was received.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the respective Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At March 31, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$7,137,324	$2,007,512	$(12,214)	$1,995,298
Basic Materials Fund	4,439,696	3,637,075	(20,879)	3,616,196
Biotechnology Fund	13,094,857	10,598,174	(881,331)	9,716,843
Commodities Strategy Fund	6,030,977	–	(1,165,067)	(1,165,067)
Consumer Products Fund	7,602,839	6,484,483	–	6,484,483
Dow 2x Strategy Fund	15,391,212	1,483,693	(751)	1,482,942
Electronics Fund	5,438,103	8,403,415	(5,985)	8,397,430
Energy Fund	12,163,856	2,534,072	(20,137)	2,513,935
Energy Services Fund	8,675,522	–	(591,608)	(591,608)
Europe 1.25x Strategy Fund	2,676,674	96,910	(49,901)	47,009
Financial Services Fund	11,294,874	3,760,693	(21,415)	3,739,278
Global Managed Futures Strategy Fund	13,766,576	–	(260,440)	(260,440)
Government Long Bond 1.2x Strategy Fund	17,274,863	–	(843,999)	(843,999)
Health Care Fund	7,653,802	10,288,487	(143,543)	10,144,944
High Yield Strategy Fund	5,054,561	52,431	(30,683)	21,748
Internet Fund	4,926,332	6,543,367	(166,833)	6,376,534
Inverse Dow 2x Strategy Fund	5,304,165	4,323	(201,173)	(196,850)
Inverse Government Long Bond Strategy Fund	6,473,938	238,325	(1,953)	236,372
Inverse Mid-Cap Strategy Fund	97,125	575	(2,527)	(1,952)
Inverse NASDAQ-100® Strategy Fund	630,244	25,347	–	25,347
Inverse Russell 2000® Strategy Fund	628,939	21,418	–	21,418
Inverse S&P 500® Strategy Fund	1,351,228	3,119	(12,122)	(9,003)
Japan 2x Strategy Fund	2,970,768	138,017	(104,732)	33,285
Leisure Fund	10,384,343	3,375,834	(20,013)	3,355,821
Long Short Equity Fund	21,513,088	6,028,138	(2,129,084)	3,899,054
Mid-Cap 1.5x Strategy Fund	5,915,183	623,071	(12,311)	610,760
Multi-Hedge Strategies Fund	28,773,715	5,668,817	(3,340,923)	2,327,894
NASDAQ-100® 2x Strategy Fund	114,143,547	7,988,396	(4,481,032)	3,507,364
NASDAQ-100® Fund	83,392,045	28,649,581	(394,289)	28,255,292
Nova Fund	40,751,606	2,565,556	(6,914)	2,558,642
Precious Metals Fund	13,353,941	7,763,132	(237,244)	7,525,888
Real Estate Fund	7,594,070	2,756,917	(59,289)	2,697,628
Retailing Fund	3,134,212	2,278,092	(10,943)	2,267,149
Russell 2000® 1.5x Strategy Fund	11,443,978	18,439	(296,443)	(278,004)
Russell 2000® 2x Strategy Fund	6,525,523	77,736	(174,847)	(97,111)
S&P 500® 2x Strategy Fund	40,073,589	–	(336,879)	(336,879)
S&P 500® Pure Growth Fund	25,091,443	9,163,288	(599,665)	8,563,623
S&P 500® Pure Value Fund	34,655,777	6,571,139	(130,510)	6,440,629
S&P MidCap 400® Pure Growth Fund	15,953,343	4,776,296	(473,607)	4,302,689
S&P MidCap 400® Pure Value Fund	19,056,620	4,245,250	(26,896)	4,218,354
S&P SmallCap 600® Pure Growth Fund	15,370,202	3,881,279	(325,133)	3,556,146
S&P SmallCap 600® Pure Value Fund	18,837,259	3,718,025	(49,216)	3,668,809
Strengthening Dollar 2x Strategy Fund	3,115,023	92,715	–	92,715
Technology Fund	9,414,441	15,163,007	(146,332)	15,016,675
Telecommunications Fund	3,017,361	550,127	(39,101)	511,026
Transportation Fund	4,718,232	3,790,375	(105,834)	3,684,541
Utilities Fund	5,686,043	4,819,784	(12,773)	4,807,011
Weakening Dollar 2x Strategy Fund	1,169,911	2,906	(34,878)	(31,972)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 7 – COVID-19

The global ongoing crisis caused by the outbreak of COVID-19 and the current recovery underway is causing disruption to consumer demand and economic output and supply chains. There are still travel restrictions and quarantines, and adverse impacts on local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and public health conditions around the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to respond to and contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational and other risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.